SPDR® Series Trust
Prospectus
October 31, 2011
(as supplemented September 12, 2012)

SPDR Dow Jones Total Market ETF (TMW)
SPDR Dow Jones Large Cap ETF (ELR)
SPDR S&P® 500 Growth ETF (SPYG)
SPDR S&P 500 Value ETF (SPYV)
SPDR Dow Jones Mid Cap ETF (EMM)
SPDR S&P 400 Mid Cap Growth ETF (MDYG)
SPDR S&P 400 Mid Cap Value ETF (MDYV)
SPDR S&P 600 Small Cap ETF (SLY)
SPDR S&P 600 Small Cap Growth ETF (SLYG)
SPDR S&P 600 Small Cap Value ETF (SLYV)
SPDR Global Dow ETF (DGT)
SPDR Dow Jones REIT ETF (RWR)
SPDR S&P Bank ETF (KBE)
SPDR S&P Capital Markets ETF (KCE)
SPDR S&P Insurance ETF (KIE)
SPDR S&P Mortgage Finance ETF (KME)
SPDR S&P Regional Banking ETF (KRE)
SPDR Morgan Stanley Technology ETF (MTK)
SPDR S&P Dividend ETF (SDY)
SPDR S&P Aerospace & Defense ETF (XAR)
SPDR S&P Biotech ETF (XBI)
SPDR S&P Building & Construction ETF (XBC)
SPDR S&P Computer Hardware ETF (XHW)
SPDR S&P Food & Beverage ETF
SPDR S&P Health Care Equipment ETF (XHE)
SPDR S&P Health Care Services ETF (XHS)
SPDR S&P Homebuilders ETF (XHB)
SPDR S&P LeisureTime ETF (XLZ)
SPDR S&P Metals & Mining ETF (XME)
SPDR S&P Oil & Gas Equipment & Services ETF (XES)
SPDR S&P Oil & Gas Exploration & Production ETF (XOP)
SPDR S&P Outsourcing & IT Consulting ETF (XOT)
SPDR S&P Pharmaceuticals ETF (XPH)
SPDR S&P Retail ETF (XRT)
SPDR S&P Semiconductor ETF (XSD)
SPDR S&P Software & Services ETF (XSW)
SPDR S&P Telecom ETF (XTL)
SPDR S&P Transportation ETF (XTN)
SPDR Wells Fargo® Preferred Stock ETF (PSK)

Principal U.S. Listing Exchange for each ETF: NYSE Arca, Inc.

The U.S. Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense. Shares in the Funds are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other agency of the U.S. Government, nor are Shares deposits or obligations of any bank. Such Shares in the Funds involve investment risks, including the loss of principal.

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Table of Contents

FUND SUMMARIES

SPDR Dow Jones Total Market ETF	1

SPDR Dow Jones Large Cap ETF	4

SPDR S&P 500 Growth ETF	7

SPDR S&P 500 Value ETF	10

SPDR Dow Jones Mid Cap ETF	13

SPDR S&P 400 Mid Cap Growth ETF	16

SPDR S&P 400 Mid Cap Value ETF	19

SPDR S&P 600 Small Cap ETF	22

SPDR S&P 600 Small Cap Growth ETF	25

SPDR S&P 600 Small Cap Value ETF	28

SPDR Global Dow ETF	31

SPDR Dow Jones REIT ETF	35

SPDR S&P Bank ETF	39

SPDR S&P Capital Markets ETF	43

SPDR S&P Insurance ETF	47

SPDR S&P Mortgage Finance ETF	51

SPDR S&P Regional Banking ETF	55

SPDR Morgan Stanley Technology ETF	59

SPDR S&P Dividend ETF	62

SPDR S&P Aerospace & Defense ETF	65

SPDR S&P Biotech ETF	68

SPDR S&P Building & Construction ETF	72

SPDR S&P Computer Hardware ETF	75

SPDR S&P Food & Beverage ETF	78

SPDR S&P Health Care Equipment ETF	81

SPDR S&P Health Care Services ETF	84

SPDR S&P Homebuilders ETF	87

SPDR S&P LeisureTime ETF	91

SPDR S&P Metals & Mining ETF	94

SPDR S&P Oil & Gas Equipment & Services ETF	98

SPDR S&P Oil & Gas Exploration & Production ETF	102

SPDR S&P Outsourcing & IT Consulting ETF	106

SPDR S&P Pharmaceuticals ETF	109

SPDR S&P Retail ETF	113

SPDR S&P Semiconductor ETF	116

SPDR S&P Software & Services ETF	120

SPDR S&P Telecom ETF	123

SPDR S&P Transportation ETF	126

SPDR Wells Fargo Preferred Stock ETF	129

SUMMARY INFORMATION ABOUT PURCHASES, SALES AND TAXES	133

ADDITIONAL STRATEGIES	133

ADDITIONAL RISK INFORMATION	134

MANAGEMENT	139

INDEX/TRADEMARK LICENSES/DISCLAIMERS	141

ADDITIONAL PURCHASE AND SALE INFORMATION	144

OTHER CONSIDERATIONS	144

DISTRIBUTIONS	144

PORTFOLIO HOLDINGS	145

ADDITIONAL TAX INFORMATION	145

GENERAL INFORMATION	147

PREMIUM/DISCOUNT INFORMATION	148

FINANCIAL HIGHLIGHTS	148

WHERE TO LEARN MORE ABOUT THE FUNDS	Back Cover

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FUND SUMMARIES

SPDR® Dow Jones Total Market ETF

INVESTMENT OBJECTIVE
The SPDR Dow Jones Total Market ETF (the “Fund”) seeks to provide investment results that, before expenses, correspond generally to the total return performance of an index that tracks a broad universe of exchange traded U.S. equity securities.

FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. This table and the example below do not reflect brokerage commissions you may pay on purchases and sales of the Fund’s shares.

annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment):

MANAGEMENT FEES	0.20%

DISTRIBUTION AND SERVICE (12b-1) FEES	None

OTHER EXPENSES*	0.00%

TOTAL ANNUAL FUND OPERATING EXPENSES*	0.20%

*	Amounts do not reflect certain other expenses of 0.02% incurred during the prior fiscal year which are not expected to be incurred during the current fiscal year.

example:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

YEAR 1	YEAR 3	YEAR 5	YEAR 10

$20	$64	$113	$255

portfolio turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 2% of the average value of its portfolio.

THE FUND’S PRINCIPAL INVESTMENT STRATEGY
In seeking to track the performance of the Dow Jones U.S. Total Stock Market Index (the “Index”), the Fund employs a sampling strategy, which means that the Fund is not required to purchase all of the securities represented in the Index. Instead, the Fund may purchase a subset of the securities in the Index in an effort to hold a portfolio of securities with generally the same risk and return characteristics of the Index. The quantity of holdings in the Fund will be based on a number of factors, including asset size of the Fund. SSgA Funds Management, Inc. (“SSgA FM” or the “Adviser”), the investment adviser to the Fund, generally expects the Fund to hold less than the total number of securities in the Index, but reserves the right to hold as many securities as it believes necessary to achieve the Fund’s investment objective.

Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index. The Fund will provide shareholders with at least 60 days notice prior to any material

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change in this 80% investment policy. In addition, the Fund may invest in equity securities that are not included in the Index, cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by the Adviser).

The Index is designed to represent the performance of all U.S. equity securities with readily available price data. The Index tracks all the U.S. common stocks regularly traded on the New York Stock Exchange, NYSE Amex (formerly the American Stock Exchange) and the NASDAQ Stock Market. The Index is a float-adjusted market capitalization weighted index that reflects shares of securities actually available to investors in the marketplace. To be included in the Index, an issue generally must be all of the following: (i) a company’s primary equity issue (common stock, REIT or limited partnership); and (ii) the security of a U.S. company. A semiannual composition review of the Index is announced and implemented in March and September. Shares and float factors of the Index are updated on a quarterly basis. Except to account for stock splits and reverse splits, shares and float factors will not be adjusted for bulletin board, NYSE Arca and pink sheet stocks until they are returned to exchange listings. Companies that are re-listed as of the close of trading on the second Friday of each month will have their shares and float adjustments made at the same time as the monthly index additions and deletions, after the close of trading on the third Friday of each month. As of September 30, 2011, the Index was comprised of 3,809 stocks.

The Index is sponsored by Dow Jones & Company, Inc. (the “Index Provider”) which is not affiliated with the Fund or the Adviser. The Index Provider determines the composition of the Index, relative weightings of the securities in the Index and publishes information regarding the market value of the Index.

PRINCIPAL RISKS OF INVESTING IN THE FUND
As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.

passive strategy/index risk: The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower than if the Fund employed an active strategy.

index tracking risk: While the Adviser seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund’s return may not match or achieve a high degree of correlation with the return of the Index due to operating expenses, transaction costs, cash flows, regulatory requirements and operational inefficiencies. For example, the Adviser anticipates that it may take several business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.

equity investing risk: An investment in the Fund involves risks similar to those of investing in any fund of equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices.

non-diversification risk: The Fund is non-diversified and may invest a larger percentage of its assets in securities of a few issuers or a single issuer than that of a diversified fund. As a result, the Fund’s performance may be disproportionately impacted by the performance of relatively few securities.

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FUND PERFORMANCE
The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for certain time periods compare with the average annual returns of the Index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at http://www.spdrs.com.

annual total return (years ended 12/31)*

2001	-10.23
2002	-21.21
2003	26.63
2004	10.01
2005	6.91
2006	14.91
2007	5.44
2008	-36.79
2009	28.08
2010	16.98

Highest Quarterly Return: 16.30% (Q2 2009)
Lowest Quarterly Return: -22.49% (Q4 2008)

* As of September 30, 2011, the Fund’s Calendar Year-To-Date return was -9.95%.

average annual total returns (for periods ending 12/31/10)
The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The returns after taxes can exceed the return before taxes due to an assumed tax benefit for a shareholder from realizing a capital loss on a sale of Fund shares. Prior to June 14, 2005, the Fund’s investment strategy sought to track the total return performance of an index different from the Dow Jones U.S. Total Stock Market Index. Performance of the Fund prior to June 14, 2005 is therefore based on the Fund’s investment strategy to track the prior index.

	ONE YEAR	FIVE YEARS	TEN YEARS

RETURN BEFORE TAXES	16.98%	2.79%	1.91%

RETURN AFTER TAXES ON DISTRIBUTIONS	16.65%	2.48%	1.58%

RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES	11.35%	2.32%	1.52%

DOW JONES U.S. TOTAL STOCK MARKET INDEX (reflects no deduction for fees, expenses or taxes)	17.49%	3.00%	2.55%

PORTFOLIO MANAGEMENT

investment adviser
SSgA FM serves as the investment adviser to the Fund.

portfolio managers
The professionals primarily responsible for the day-to-day management of the Fund are Mike Feehily and John Tucker.

mike feehily, cfa, is a Managing Director of the Adviser. He joined the Adviser in 1997, moved to State Street Global Markets LLC in 2006 and rejoined the Adviser in 2010.

john tucker, cfa, is a Managing Director of the Adviser. He joined the Adviser in 1988.

For important information about the purchase and sale of Fund shares and tax information, please turn to “Summary Information about Purchases, Sales and Taxes” on page 133 of the Prospectus.

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SPDR® Dow Jones Large Cap ETF

INVESTMENT OBJECTIVE
The SPDR Dow Jones Large Cap ETF (the “Fund”) seeks to provide investment results that, before expenses, correspond generally to the total return performance of an index that tracks the performance of large capitalization exchange traded U.S. equity securities.

FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. This table and the example below do not reflect brokerage commissions you may pay on purchases and sales of the Fund’s shares.

annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment):

MANAGEMENT FEES	0.20%

DISTRIBUTION AND SERVICE (12b-1) FEES (1)	None

OTHER EXPENSES (2)	0.00%

TOTAL ANNUAL FUND OPERATING EXPENSES (2)	0.20%

(1)	The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which payments of up to 0.25% of average daily net assets may be made, however, the Board has determined that no such payments will be made through at least October 31, 2012.

(2)	Amounts do not reflect certain other expenses of 0.02% incurred during the prior fiscal year which are not expected to be incurred during the current fiscal year.

example:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

YEAR 1	YEAR 3	YEAR 5	YEAR 10

$20	$64	$113	$255

portfolio turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 5% of the average value of its portfolio.

THE FUND’S PRINCIPAL INVESTMENT STRATEGY
In seeking to track the performance of the Dow Jones U.S. Large-Cap Total Stock Market Index (the “Index”), the Fund employs a replication strategy, which means that the Fund typically invests in substantially all of the securities represented in the Index in approximately the same proportions as the Index.

Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index. The Fund will provide shareholders with at least 60 days notice prior to any material change in this 80% investment policy. In addition, the Fund may invest in equity securities that are not included in the Index, cash and cash equivalents or money market instruments, such as repurchase agreements and money market

4	Precise in a world that isn’t. SM

funds (including money market funds advised by SSgA Funds Management, Inc. (“SSgA FM” or the “Adviser”), the investment adviser to the Fund).

The Index is a float-adjusted market capitalization weighted index that represents the large-cap portion of the Dow Jones U.S. Total Stock Market Index (“Total Stock Market Index”). The Total Stock Market Index tracks all the U.S. common stocks regularly traded on the New York Stock Exchange, NYSE Amex (formerly the American Stock Exchange) and the NASDAQ Stock Market. The Index includes the components of the Total Stock Market Index ranked approximately 1-750 by full market capitalization. The composition of the Index is assigned based on the semiannual review of the Total Stock Market Index. New issues are added to the Index on a monthly basis as new issues are added to the Total Stock Market Index and fall within the large cap portion. An issue is removed as soon as prudently possible if it fails to meet the inclusion requirement of the Total Stock Market Index. Shares and float factors of the Index are updated on a quarterly basis. As of September 30, 2011, the Index was comprised of 746 stocks.

The Index is sponsored by Dow Jones & Company, Inc. (the “Index Provider”) which is not affiliated with the Fund or the Adviser. The Index Provider determines the composition of the Index, relative weightings of the securities in the Index and publishes information regarding the market value of the Index.

PRINCIPAL RISKS OF INVESTING IN THE FUND
As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.

passive strategy/index risk: The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower than if the Fund employed an active strategy.

index tracking risk: While the Adviser seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund’s return may not match or achieve a high degree of correlation with the return of the Index due to operating expenses, transaction costs, cash flows, regulatory requirements and operational inefficiencies. For example, the Adviser anticipates that it may take several business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.

large cap risk: Returns on investments in stocks of large U.S. companies could trail the returns on investments in stocks of smaller and mid-sized companies.

equity investing risk: An investment in the Fund involves risks similar to those of investing in any fund of equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices.

non-diversification risk: The Fund is non-diversified and may invest a larger percentage of its assets in securities of a few issuers or a single issuer than that of a diversified fund. As a result, the Fund’s performance may be disproportionately impacted by the performance of relatively few securities.

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FUND PERFORMANCE
The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for certain time periods compare with the average annual returns of the Index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at http://www.spdrs.com.

annual total return (years ended 12/31)*

2006	15.38
2007	6.21
2008	-36.90
2009	26.89
2010	15.84

Highest Quarterly Return: 15.57% (Q2 2009)
Lowest Quarterly Return: -22.14% (Q4 2008)

* As of September 30, 2011, the Fund’s Calendar Year-To-Date return was -9.03%.

average annual total returns (for periods ending 12/31/10)
The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The returns after taxes can exceed the return before taxes due to an assumed tax benefit for a shareholder from realizing a capital loss on a sale of Fund shares.

			SINCE INCEPTION
	ONE YEAR	FIVE YEARS	(11/8/05)

RETURN BEFORE TAXES	15.84%	2.60%	3.07%

RETURN AFTER TAXES ON DISTRIBUTIONS	15.41%	2.21%	2.68%

RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES	10.54%	2.12%	2.52%

DOW JONES U.S. LARGE-CAP TOTAL STOCK MARKET INDEX (reflects no deduction for fees, expenses or taxes)	16.07%	2.68%	3.14%

PORTFOLIO MANAGEMENT

investment adviser
SSgA FM serves as the investment adviser to the Fund.

portfolio managers
The professionals primarily responsible for the day-to-day management of the Fund are Mike Feehily and John Tucker.

mike feehily, cfa, is a Managing Director of the Adviser. He joined the Adviser in 1997, moved to State Street Global Markets LLC in 2006 and rejoined the Adviser in 2010.

john tucker, cfa, is a Managing Director of the Adviser. He joined the Adviser in 1988.

For important information about the purchase and sale of Fund shares and tax information, please turn to “Summary Information about Purchases, Sales and Taxes” on page 133 of the Prospectus.

6	Precise in a world that isn’t. SM

SPDR® S&P 500 Growth ETF

INVESTMENT OBJECTIVE
The SPDR S&P 500 Growth ETF (the “Fund”) seeks to provide investment results that, before expenses, correspond generally to the total return performance of an index that tracks the performance of large capitalization exchange traded U.S. equity securities exhibiting “growth” characteristics.

FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. This table and the example below do not reflect brokerage commissions you may pay on purchases and sales of the Fund’s shares.

annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment):

MANAGEMENT FEES	0.20%

DISTRIBUTION AND SERVICE (12b-1) FEES (1)	None

OTHER EXPENSES (2)	0.00%

TOTAL ANNUAL FUND OPERATING EXPENSES (2)	0.20%

(1)	The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which payments of up to 0.25% of average daily net assets may be made, however, the Board has determined that no such payments will be made through at least October 31, 2012.

(2)	Amounts do not reflect certain other expenses of 0.02% incurred during the prior fiscal year which are not expected to be incurred during the current fiscal year.

example:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

YEAR 1	YEAR 3	YEAR 5	YEAR 10

$20	$64	$113	$255

portfolio turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 46% of the average value of its portfolio.

THE FUND’S PRINCIPAL INVESTMENT STRATEGY
In seeking to track the performance of the S&P 500 Growth Index (the “Index”), the Fund employs a replication strategy, which means that the Fund typically invests in substantially all of the securities represented in the Index in approximately the same proportions as the Index.

Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index. The Fund will provide shareholders with at least 60 days notice prior to any material change in this 80% investment policy. In addition, the Fund may invest in equity securities that are not included in the Index, cash and cash equivalents or money market instruments, such as repurchase agreements and money market

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funds (including money market funds advised by SSgA Funds Management, Inc. (“SSgA FM” or the “Adviser”), the investment adviser to the Fund).

The Index measures the performance of the large-capitalization growth sector in the U.S. equity market. The Index consists of those stocks in the S&P 500 Index exhibiting the strongest growth characteristics based on: (i) sales growth; (ii) earnings change to price; and (iii) momentum. The selection universe for the S&P 500 Index includes all U.S. common equities listed on the NYSE, NASDAQ Global Select Market, NASDAQ Select Market and NASDAQ Capital Market with market capitalizations generally of $3.5 billion or more at the time of inclusion. Capitalization ranges may be revised by the Index Provider (as defined below) at any time. To be included in the Index, a security should (i) have an annual dollar value traded to float adjusted market capitalization ratio of 1 or greater; (ii) trade a minimum of 250,000 shares for six consecutive months; (iii) have a public float of at least 50%; and (iv) have four consecutive quarters of positive as-reported earnings. The Index is market capitalization weighted and rebalanced annually on the third Friday of December. As of September 30, 2011, the Index was comprised of 329 stocks.

The Index is sponsored by Standard & Poors, Inc. (the “Index Provider”) which is not affiliated with the Fund or the Adviser. The Index Provider determines the composition of the Index, relative weightings of the securities in the Index and publishes information regarding the market value of the Index.

PRINCIPAL RISKS OF INVESTING IN THE FUND
As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.

passive strategy/index risk: The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower than if the Fund employed an active strategy.

index tracking risk: While the Adviser seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund’s return may not match or achieve a high degree of correlation with the return of the Index due to operating expenses, transaction costs, cash flows, regulatory requirements and operational inefficiencies. For example, the Adviser anticipates that it may take several business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.

large cap risk: Returns on investments in stocks of large U.S. companies could trail the returns on investments in stocks of smaller and mid-sized companies.

growth risk: The Fund emphasizes a “growth” style of investing. The market values of growth stocks may be more volatile than other types of investments. The prices of growth stocks tend to reflect future expectations, and when those expectations change or are not met, share prices generally fall. The returns on “growth” securities may or may not move in tandem with the returns on other styles of investing or the overall stock market.

equity investing risk: An investment in the Fund involves risks similar to those of investing in any fund of equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices.

non-diversification risk: The Fund is non-diversified and may invest a larger percentage of its assets in securities of a few issuers or a single issuer than that of a diversified fund. As a result, the Fund’s performance may be disproportionately impacted by the performance of relatively few securities.

8	Precise in a world that isn’t. SM

FUND PERFORMANCE
The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for certain time periods compare with the average annual returns of the Index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at http://www.spdrs.com.

annual total return (years ended 12/31)*

2001	-25.66
2002	-31.65
2003	29.18
2004	4.92
2005	3.10
2006	8.93
2007	10.77
2008	-37.48
2009	37.10
2010	16.34

Highest Quarterly Return: 17.06% (Q4 2001)
Lowest Quarterly Return: -24.88% (Q3 2001)

* As of September 30, 2011, the Fund’s Calendar Year-To-Date return was -5.68%.

average annual total returns (for periods ending 12/31/10)
The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The returns after taxes can exceed the return before taxes due to an assumed tax benefit for a shareholder from realizing a capital loss on a sale of Fund shares. Effective December 17, 2010, the Fund changed its benchmark index to the S&P 500 Growth Index from the Dow Jones U.S. Large-Cap Growth Total Stock Market Index. The Fund’s performance prior to December 17, 2010 is therefore based on the Fund’s prior investment strategy to track a different benchmark index.

	ONE YEAR	FIVE YEARS	TEN YEARS

RETURN BEFORE TAXES	16.34%	3.77%	-1.56%

RETURN AFTER TAXES ON DISTRIBUTIONS	16.21%	3.63%	-1.69%

RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES	10.76%	3.21%	-1.35%

S&P 500 GROWTH INDEX (reflects no deduction for fees, expenses or taxes)	15.05%	3.60%	-0.11%

DOW JONES U.S. LARGE-CAP GROWTH TOTAL STOCK MARKET INDEX (reflects no deduction for fees, expenses or taxes)	17.03%	4.01%	0.58%

PORTFOLIO MANAGEMENT

investment adviser
SSgA FM serves as the investment adviser to the Fund.

portfolio managers
The professionals primarily responsible for the day-to-day management of the Fund are Mike Feehily and John Tucker.

mike feehily, cfa, is a Managing Director of the Adviser. He joined the Adviser in 1997, moved to State Street Global Markets LLC in 2006 and rejoined the Adviser in 2010.

john tucker, cfa, is a Managing Director of the Adviser. He joined the Adviser in 1988.

For important information about the purchase and sale of Fund shares and tax information, please turn to “Summary Information about Purchases, Sales and Taxes” on page 133 of the Prospectus.

Precise in a world that isn’t. SM	9

SPDR® S&P 500 Value ETF

INVESTMENT OBJECTIVE
The SPDR S&P 500 Value ETF (the “Fund”) seeks to provide investment results that, before expenses, correspond generally to the total return performance of an index that tracks the performance of large capitalization exchange traded U.S. equity securities exhibiting “value” characteristics.

FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. This table and the example below do not reflect brokerage commissions you may pay on purchases and sales of the Fund’s shares.

annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment):

MANAGEMENT FEES	0.20%

DISTRIBUTION AND SERVICE (12b-1) FEES (1)	None

OTHER EXPENSES (2)	0.00%

TOTAL ANNUAL FUND OPERATING EXPENSES (2)	0.20%

(1)	The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which payments of up to 0.25% of average daily net assets may be made, however, the Board has determined that no such payments will be made through at least October 31, 2012.

(2)	Amounts do not reflect certain other expenses of 0.02% incurred during the prior fiscal year which are not expected to be incurred during the current fiscal year.

example:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

YEAR 1	YEAR 3	YEAR 5	YEAR 10

$20	$64	$113	$255

portfolio turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 41% of the average value of its portfolio.

THE FUND’S PRINCIPAL INVESTMENT STRATEGY
In seeking to track the performance of the S&P 500 Value Index (the “Index”), the Fund employs a replication strategy, which means that the Fund typically invests in substantially all of the securities represented in the Index in approximately the same proportions as the Index.

Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index. The Fund will provide shareholders with at least 60 days notice prior to any material change in this 80% investment policy. In addition, the Fund may invest in equity securities that are not included in the Index, cash and cash equivalents or money market instruments, such as repurchase agreements and money market

10	Precise in a world that isn’t. SM

funds (including money market funds advised by SSgA Funds Management, Inc. (“SSgA FM” or the “Adviser”), the investment adviser to the Fund).

The Index measures the performance of the large-capitalization value sector in the U.S. equity market. The Index consists of those stocks in the S&P 500 Index exhibiting the strongest value characteristics based on: (i) book value to price ratio; (ii) earnings to price ratio; and (iii) sales to price ratio. The selection universe for the S&P 500 Index includes all U.S. common equities listed on the NYSE, NASDAQ Global Select Market, NASDAQ Select Market and NASDAQ Capital Market with market capitalizations generally of $3.5 billion or more at the time of inclusion. Capitalization ranges may be revised by the Index Provider (as defined below) at any time. To be included in the Index, a security should (i) have an annual dollar value traded to float adjusted market capitalization ratio of 1 or greater; (ii) trade a minimum of 250,000 shares for six consecutive months; (iii) have a public float of at least 50%; and (iv) have four consecutive quarters of positive as-reported earnings. The Index is market capitalization weighted and rebalanced annually on the third Friday of December. As of September 30, 2011, the Index was comprised of 339 stocks.

The Index is sponsored by Standard & Poor’s Financial Services LLC (the “Index Provider”) which is not affiliated with the Fund or the Adviser. The Index Provider determines the composition of the Index, relative weightings of the securities in the Index and publishes information regarding the market value of the Index.

PRINCIPAL RISKS OF INVESTING IN THE FUND
As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.

passive strategy/index risk: The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower than if the Fund employed an active strategy.

index tracking risk: While the Adviser seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund’s return may not match or achieve a high degree of correlation with the return of the Index due to operating expenses, transaction costs, cash flows, regulatory requirements and operational inefficiencies. For example, the Adviser anticipates that it may take several business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.

large cap risk: Returns on investments in stocks of large U.S. companies could trail the returns on investments in stocks of smaller and mid-sized companies.

value risk: The Fund employs a “value” style of investing that emphasizes undervalued companies with characteristics for improved valuations. This style of investing is subject to the risk that the valuations never improve or that the returns on “value” equity securities are less than returns on other styles of investing or the overall stock market.

equity investing risk: An investment in the Fund involves risks similar to those of investing in any fund of equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices.

non-diversification risk: The Fund is non-diversified and may invest a larger percentage of its assets in securities of a few issuers or a single issuer than that of a diversified fund. As a result, the Fund’s performance may be disproportionately impacted by the performance of relatively few securities.

Precise in a world that isn’t. SM	11

FUND PERFORMANCE
The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for certain time periods compare with the average annual returns of the Index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at http://www.spdrs.com.

annual total return (years ended 12/31)*

2001	-6.30
2002	-17.60
2003	25.51
2004	13.12
2005	5.48
2006	21.55
2007	1.70
2008	-36.49
2009	17.17
2010	15.39

Highest Quarterly Return: 18.25% (Q2 2003)
Lowest Quarterly Return: -21.13% (Q4 2008)

* As of September 30, 2011, the Fund’s Calendar Year-To-Date return was -11.98%.

average annual total returns (for periods ending 12/31/10)
The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The returns after taxes can exceed the return before taxes due to an assumed tax benefit for a shareholder from realizing a capital loss on a sale of Fund shares. Effective December 17, 2010, the Fund changed its benchmark index to the S&P 500 Value Index from the Dow Jones U.S. Large-Cap Value Total Stock Market Index. The Fund’s performance prior to December 17, 2010 is therefore based on the Fund’s prior investment strategy to track a different benchmark index.

	ONE YEAR	FIVE YEARS	TEN YEARS

RETURN BEFORE TAXES	15.39%	1.20%	2.07%

RETURN AFTER TAXES ON DISTRIBUTIONS	14.82%	0.71%	1.53%

RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES	10.42%	0.94%	1.69%

S&P 500 VALUE INDEX (reflects no deduction for fees, expenses or taxes)	15.10%	0.87%	2.69%

DOW JONES U.S. LARGE-CAP VALUE TOTAL STOCK MARKET INDEX (reflects no deduction for fees, expenses or taxes)	15.16%	1.21%	2.99%

PORTFOLIO MANAGEMENT

investment adviser
SSgA FM serves as the investment adviser to the Fund.

portfolio managers
The professionals primarily responsible for the day-to-day management of the Fund are Mike Feehily and John Tucker.

mike feehily, cfa, is a Managing Director of the Adviser. He joined the Adviser in 1997, moved to State Street Global Markets LLC in 2006 and rejoined the Adviser in 2010.

john tucker, cfa, is a Managing Director of the Adviser. He joined the Adviser in 1988.

For important information about the purchase and sale of Fund shares and tax information, please turn to “Summary Information about Purchases, Sales and Taxes” on page 133 of the Prospectus.

12	Precise in a world that isn’t. SM

SPDR® Dow Jones Mid Cap ETF

INVESTMENT OBJECTIVE
The SPDR Dow Jones Mid Cap ETF (the “Fund”) seeks to provide investment results that, before expenses, correspond generally to the total return performance of an index that tracks the performance of mid-capitalization exchange traded U.S. equity securities.

FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. This table and the example below do not reflect brokerage commissions you may pay on purchases and sales of the Fund’s shares.

annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment):

MANAGEMENT FEES	0.25%

DISTRIBUTION AND SERVICE (12b-1) FEES (1)	None

OTHER EXPENSES (2)	0.00%

TOTAL ANNUAL FUND OPERATING EXPENSES (2)	0.25%

(1)	The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which payments of up to 0.25% of average daily net assets may be made, however, the Board has determined that no such payments will be made through at least October 31, 2012.

(2)	Amounts do not reflect certain other expenses of 0.02% incurred during the prior fiscal year which are not expected to be incurred during the current fiscal year.

example:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

YEAR 1	YEAR 3	YEAR 5	YEAR 10

$26	$80	$141	$318

portfolio turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 23% of the average value of its portfolio.

THE FUND’S PRINCIPAL INVESTMENT STRATEGY
In seeking to track the performance of the Dow Jones U.S. Mid-Cap Total Stock Market Index (the “Index”), the Fund employs a replication strategy, which means that the Fund typically invests in substantially all of the securities represented in the Index in approximately the same proportions as the Index.

Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index. The Fund will provide shareholders with at least 60 days notice prior to any material change in this 80% investment policy. In addition, the Fund may invest in equity securities that are not included in the Index, cash and cash equivalents or money market instruments, such as repurchase agreements and money market

Precise in a world that isn’t. SM	13

funds (including money market funds advised by SSgA Funds Management, Inc. (“SSgA FM” or the “Adviser”), the investment adviser to the Fund).

The Index is a float-adjusted market capitalization weighted index that represents the mid-cap portion of the Dow Jones U.S. Total Stock Market Index (“Total Stock Market Index”). The Total Stock Market Index tracks all the U.S. common stocks regularly traded on the New York Stock Exchange, NYSE Amex (formerly the American Stock Exchange) and the NASDAQ Stock Market. The Index includes the components of the Total Stock Market Index ranked 501-1,000 by full market capitalization. The composition of the Index is assigned based on the semiannual review of the Total Stock Market Index. New issues are added to the Index on a monthly basis as new issues are added to the Total Stock Market Index and fall within the mid cap portion. An issue is removed as soon as prudently possible if it fails to meet the inclusion requirement of the Total Stock Market Index. Shares and float factors of the Index are updated on a quarterly basis. As of September 30, 2011, the Index was comprised of 498 stocks.

The Index is sponsored by Dow Jones & Company, Inc. (the “Index Provider”) which is not affiliated with the Fund or the Adviser. The Index Provider determines the composition of the Index, relative weightings of the securities in the Index and publishes information regarding the market value of the Index.

PRINCIPAL RISKS OF INVESTING IN THE FUND
As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.

passive strategy/index risk: The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower than if the Fund employed an active strategy.

index tracking risk: While the Adviser seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund’s return may not match or achieve a high degree of correlation with the return of the Index due to operating expenses, transaction costs, cash flows, regulatory requirements and operational inefficiencies. For example, the Adviser anticipates that it may take several business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.

mid cap risk: Mid-sized companies may be more volatile and more likely than large-capitalization companies to have relatively limited product lines, markets or financial resources, or depend on a few key employees. Returns on investments in stocks of mid-size companies could trail the returns on investments in stocks of larger or smaller companies.

equity investing risk: An investment in the Fund involves risks similar to those of investing in any fund of equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices.

non-diversification risk: The Fund is non-diversified and may invest a larger percentage of its assets in securities of a few issuers or a single issuer than that of a diversified fund. As a result, the Fund’s performance may be disproportionately impacted by the performance of relatively few securities.

14	Precise in a world that isn’t. SM

FUND PERFORMANCE
The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for certain time periods compare with the average annual returns of the Index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at http://www.spdrs.com.

annual total return (years ended 12/31)*

2006	13.27
2007	5.59
2008	-38.73
2009	44.20
2010	25.01

Highest Quarterly Return: 22.89% (Q3 2009)
Lowest Quarterly Return: -25.80% (Q4 2008)

* As of September 30, 2011, the Fund’s Calendar Year-To-Date return was -13.02%.

average annual total returns (for periods ending 12/31/10)
The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The returns after taxes can exceed the return before taxes due to an assumed tax benefit for a shareholder from realizing a capital loss on a sale of Fund shares.

			SINCE INCEPTION
	ONE YEAR	FIVE YEARS	(11/8/05)

RETURN BEFORE TAXES	25.01%	5.73%	6.44%

RETURN AFTER TAXES ON DISTRIBUTIONS	24.62%	5.13%	5.85%

RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES	16.38%	4.70%	5.33%

DOW JONES U.S. MID-CAP TOTAL STOCK MARKET INDEX (reflects no deduction for fees, expenses or taxes)	25.39%	5.84%	6.56%

PORTFOLIO MANAGEMENT

investment adviser
SSgA FM serves as the investment adviser to the Fund.

portfolio managers
The professionals primarily responsible for the day-to-day management of the Fund are Mike Feehily and John Tucker.

mike feehily, cfa, is a Managing Director of the Adviser. He joined the Adviser in 1997, moved to State Street Global Markets LLC in 2006 and rejoined the Adviser in 2010.

john tucker, cfa, is a Managing Director of the Adviser. He joined the Adviser in 1988.

For important information about the purchase and sale of Fund shares and tax information, please turn to “Summary Information about Purchases, Sales and Taxes” on page 133 of the Prospectus.

Precise in a world that isn’t. SM	15

SPDR® S&P 400 Mid Cap Growth ETF

INVESTMENT OBJECTIVE
The SPDR S&P 400 Mid Cap Growth ETF (the “Fund”) seeks to provide investment results that, before expenses, correspond generally to the total return performance of an index that tracks the performance of medium capitalization exchange traded U.S. equity securities exhibiting “growth” characteristics.

FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. This table and the example below do not reflect brokerage commissions you may pay on purchases and sales of the Fund’s shares.

annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment):

MANAGEMENT FEES	0.25%

DISTRIBUTION AND SERVICE (12b-1) FEES (1)	None

OTHER EXPENSES (2)	0.00%

TOTAL ANNUAL FUND OPERATING EXPENSES (2)	0.25%

(1)	The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which payments of up to 0.25% of average daily net assets may be made, however, the Board has determined that no such payments will be made through at least October 31, 2012.

(2)	Amounts do not reflect certain other expenses of 0.03% incurred during the prior fiscal year which are not expected to be incurred during the current fiscal year.

example:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

YEAR 1	YEAR 3	YEAR 5	YEAR 10

$26	$80	$141	$318

portfolio turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 88% of the average value of its portfolio.

THE FUND’S PRINCIPAL INVESTMENT STRATEGY
In seeking to track the performance of the S&P MidCap 400 Growth Index (the “Index”), the Fund employs a replication strategy, which means that the Fund typically invests in substantially all of the securities represented in the Index in approximately the same proportions as the Index.

Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index. The Fund will provide shareholders with at least 60 days notice prior to any material change in this 80% investment policy. In addition, the Fund may invest in equity securities that are not included in the Index, cash and cash equivalents or money market instruments, such as repurchase agreements and money market

16	Precise in a world that isn’t. SM

funds (including money market funds advised by SSgA Funds Management, Inc. (“SSgA FM” or the “Adviser”), the investment adviser to the Fund).

The Index measures the performance of the mid-capitalization growth sector in the U.S. equity market. The Index consists of those stocks in the S&P MidCap 400 Index exhibiting the strongest growth characteristics based on: (i) sales growth; (ii) earnings change to price; and (iii) momentum. The selection universe for the S&P MidCap 400 Index includes all U.S. common equities listed on the NYSE, NASDAQ Global Select Market, NASDAQ Select Market and NASDAQ Capital Market with market capitalizations generally between $850 million and $3.8 billion at the time of inclusion. Capitalization ranges may be revised by the Index Provider (as defined below) at any time. To be included in the Index, a security should (i) have an annual dollar value traded to float adjusted market capitalization ratio of 1 or greater; (ii) trade a minimum of 250,000 shares for six consecutive months; (iii) have a public float of at least 50%; and (iv) have four consecutive quarters of positive as-reported earnings. The Index is market capitalization weighted and rebalanced annually on the third Friday of December. As of September 30, 2011, the Index was comprised of 244 stocks.

The Index is sponsored by Standard & Poor’s Financial Services LLC (the “Index Provider”) which is not affiliated with the Fund or the Adviser. The Index Provider determines the composition of the Index, relative weightings of the securities in the Index and publishes information regarding the market value of the Index.

PRINCIPAL RISKS OF INVESTING IN THE FUND
As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.

passive strategy/index risk: The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower than if the Fund employed an active strategy.

index tracking risk: While the Adviser seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund’s return may not match or achieve a high degree of correlation with the return of the Index due to operating expenses, transaction costs, cash flows, regulatory requirements and operational inefficiencies. For example, the Adviser anticipates that it may take several business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.

mid cap risk: Mid-sized companies may be more volatile and more likely than large-capitalization companies to have relatively limited product lines, markets or financial resources, or depend on a few key employees. Returns on investments in stocks of mid-size companies could trail the returns on investments in stocks of larger or smaller companies.

growth risk: The Fund emphasizes a “growth” style of investing. The market values of growth stocks may be more volatile than other types of investments. The prices of growth stocks tend to reflect future expectations, and when those expectations change or are not met, share prices generally fall. The returns on “growth” securities may or may not move in tandem with the returns on other styles of investing or the overall stock market.

equity investing risk: An investment in the Fund involves risks similar to those of investing in any fund of equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices.

non-diversification risk: The Fund is non-diversified and may invest a larger percentage of its assets in securities of a few issuers or a single issuer than that of a diversified fund. As a result, the Fund’s performance may be disproportionately impacted by the performance of relatively few securities.

Precise in a world that isn’t. SM	17

FUND PERFORMANCE
The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for certain time periods compare with the average annual returns of the Index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at http://www.spdrs.com.

annual total return (years ended 12/31)*

2006	11.32
2007	11.04
2008	-41.55
2009	55.37
2010	26.70

Highest Quarterly Return: 22.24% (Q3 2009)
Lowest Quarterly Return: -27.02% (Q4 2008)

* As of September 30, 2011, the Fund’s Calendar Year-To-Date return was -10.20%.

average annual total returns (for periods ending 12/31/10)
The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The returns after taxes can exceed the return before taxes due to an assumed tax benefit for a shareholder from realizing a capital loss on a sale of Fund shares. Effective December 17, 2010, the Fund changed its benchmark index to the S&P MidCap 400 Growth Index from the Dow Jones U.S. Mid-Cap Growth Total Stock Market Index. The Fund’s performance prior to December 17, 2010 is therefore based on the Fund’s prior investment strategy to track a different benchmark index.

			SINCE INCEPTION
	ONE YEAR	FIVE YEARS	(11/8/05)

RETURN BEFORE TAXES	26.70%	7.30%	7.98%

RETURN AFTER TAXES ON DISTRIBUTIONS	26.64%	7.01%	7.70%

RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES	17.42%	6.22%	6.82%

S&P MIDCAP 400 GROWTH INDEX (reflects no deduction for fees, expenses or taxes)	30.57%	6.65%	7.19%

DOW JONES U.S. MID-CAP GROWTH TOTAL STOCK MARKET INDEX (reflects no deduction for fees, expenses or taxes)	28.21%	7.63%	8.31%

PORTFOLIO MANAGEMENT

investment adviser
SSgA FM serves as the investment adviser to the Fund.

portfolio managers
The professionals primarily responsible for the day-to-day management of the Fund are Mike Feehily and John Tucker.

mike feehily, cfa, is a Managing Director of the Adviser. He joined the Adviser in 1997, moved to State Street Global Markets LLC in 2006 and rejoined the Adviser in 2010.

john tucker, cfa, is a Managing Director of the Adviser. He joined the Adviser in 1988.

For important information about the purchase and sale of Fund shares and tax information, please turn to “Summary Information about Purchases, Sales and Taxes” on page 133 of the Prospectus.

18	Precise in a world that isn’t. SM

SPDR® S&P 400 Mid Cap Value ETF

INVESTMENT OBJECTIVE
The SPDR S&P 400 Mid Cap Value ETF (the “Fund”) seeks to provide investment results that, before expenses, correspond generally to the total return performance of an index that tracks the performance of medium capitalization exchange traded U.S. equity securities exhibiting “value” characteristics.

FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. This table and the example below do not reflect brokerage commissions you may pay on purchases and sales of the Fund’s shares.

annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment):

MANAGEMENT FEES	0.25%

DISTRIBUTION AND SERVICE (12b-1) FEES (1)	None

OTHER EXPENSES (2)	0.00%

TOTAL ANNUAL FUND OPERATING EXPENSES (2)	0.25%

(1)	The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which payments of up to 0.25% of average daily net assets may be made, however, the Board has determined that no such payments will be made through at least October 31, 2012.

(2)	Amounts do not reflect certain other expenses of 0.03% incurred during the prior fiscal year which are not expected to be incurred during the current fiscal year.

example:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

YEAR 1	YEAR 3	YEAR 5	YEAR 10

$26	$80	$141	$318

portfolio turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 82% of the average value of its portfolio.

THE FUND’S PRINCIPAL INVESTMENT STRATEGY
In seeking to track the performance of the S&P MidCap 400 Value Index (the “Index”), the Fund employs a replication strategy, which means that the Fund typically invests in substantially all of the securities represented in the Index in approximately the same proportions as the Index.

Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index. The Fund will provide shareholders with at least 60 days notice prior to any material change in this 80% investment policy. In addition, the Fund may invest in equity securities that are not included in the Index, cash and cash equivalents or money market instruments, such as repurchase agreements and money market

Precise in a world that isn’t. SM	19

funds (including money market funds advised by SSgA Funds Management, Inc. (“SSgA FM” or the “Adviser”), the investment adviser to the Fund).

The Index measures the performance of the mid-capitalization value sector in the U.S. equity market. The Index consists of those stocks in the S&P MidCap 400 Index exhibiting the strongest value characteristics based on: (i) book value to price ratio; (ii) earnings to price ratio; and (iii) sales to price ratio. The selection universe for the S&P MidCap 400 Index includes all U.S. common equities listed on the NYSE, NASDAQ Global Select Market, NASDAQ Select Market and NASDAQ Capital Market with market capitalizations generally between $850 million and $3.8 billion at the time of inclusion. Capitalization ranges may be revised by the Index Provider (as defined below) at any time. To be included in the Index, a security should (i) have an annual dollar value traded to float adjusted market capitalization ratio of 1 or greater; (ii) trade a minimum of 250,000 shares for six consecutive months; (iii) have a public float of at least 50%; and (iv) have four consecutive quarters of positive as-reported earnings. The Index is market capitalization weighted and rebalanced annually on the third Friday of December. As of September 30, 2011, the Index was comprised of 289 stocks.

The Index is sponsored by Standard & Poor’s Financial Services LLC (the “Index Provider”) which is not affiliated with the Fund or the Adviser. The Index Provider determines the composition of the Index, relative weightings of the securities in the Index and publishes information regarding the market value of the Index.

PRINCIPAL RISKS OF INVESTING IN THE FUND
As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.

passive strategy/index risk: The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower than if the Fund employed an active strategy.

index tracking risk: While the Adviser seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund’s return may not match or achieve a high degree of correlation with the return of the Index due to operating expenses, transaction costs, cash flows, regulatory requirements and operational inefficiencies. For example, the Adviser anticipates that it may take several business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.

mid cap risk: Mid-sized companies may be more volatile and more likely than large-capitalization companies to have relatively limited product lines, markets or financial resources, or depend on a few key employees. Returns on investments in stocks of mid-size companies could trail the returns on investments in stocks of larger or smaller companies.

value risk: The Fund employs a “value” style of investing that emphasizes undervalued companies with characteristics for improved valuations. This style of investing is subject to the risk that the valuations never improve or that the returns on “value” equity securities are less than returns on other styles of investing or the overall stock market.

equity investing risk: An investment in the Fund involves risks similar to those of investing in any fund of equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices.

non-diversification risk: The Fund is non-diversified and may invest a larger percentage of its assets in securities of a few issuers or a single issuer than that of a diversified fund. As a result, the Fund’s performance may be disproportionately impacted by the performance of relatively few securities.

20	Precise in a world that isn’t. SM

FUND PERFORMANCE
The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for certain time periods compare with the average annual returns of the Index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at http://www.spdrs.com.

annual total return (years ended 12/31)*

2006	15.42
2007	-1.52
2008	-34.64
2009	31.64
2010	21.69

Highest Quarterly Return: 23.46% (Q3 2009)
Lowest Quarterly Return: -24.41% (Q4 2008)

* As of September 30, 2011, the Fund’s Calendar Year-To-Date return was -15.84%.

average annual total returns (for periods ending 12/31/10)
The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The returns after taxes can exceed the return before taxes due to an assumed tax benefit for a shareholder from realizing a capital loss on a sale of Fund shares. Effective December 17, 2010, the Fund changed its benchmark index to the S&P MidCap 400 Value Index from the Dow Jones U.S. Mid-Cap Value Total Stock Market Index. The Fund’s performance prior to December 17, 2010 is therefore based on the Fund’s prior investment strategy to track a different benchmark index.

			SINCE INCEPTION
	ONE YEAR	FIVE YEARS	(11/8/05)

RETURN BEFORE TAXES	21.69%	3.54%	4.30%

RETURN AFTER TAXES ON DISTRIBUTIONS	21.16%	2.92%	3.68%

RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES	14.37%	2.79%	3.45%

S&P MIDCAP 400 VALUE INDEX (reflects no deduction for fees, expenses or taxes)	22.78%	4.70%	5.18%

DOW JONES U.S. MID-CAP VALUE TOTAL STOCK MARKET INDEX (reflects no deduction for fees, expenses or taxes)	21.88%	3.69%	4.45%

PORTFOLIO MANAGEMENT

investment adviser
SSgA FM serves as the investment adviser to the Fund.

portfolio managers
The professionals primarily responsible for the day-to-day management of the Fund are Mike Feehily and John Tucker.

mike feehily, cfa, is a Managing Director of the Adviser. He joined the Adviser in 1997, moved to State Street Global Markets LLC in 2006 and rejoined the Adviser in 2010.

john tucker, cfa, is a Managing Director of the Adviser. He joined the Adviser in 1988.

For important information about the purchase and sale of Fund shares and tax information, please turn to “Summary Information about Purchases, Sales and Taxes” on page 133 of the Prospectus.

Precise in a world that isn’t. SM	21

SPDR® S&P 600 Small Cap ETF

INVESTMENT OBJECTIVE
The SPDR S&P 600 Small Cap ETF (the “Fund”) seeks to provide investment results that, before expenses, correspond generally to the total return performance of an index that tracks the performance of small capitalization exchange traded U.S. equity securities.

FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. This table and the example below do not reflect brokerage commissions you may pay on purchases and sales of the Fund’s shares.

annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment):

MANAGEMENT FEES (1)	0.20%

DISTRIBUTION AND SERVICE (12b-1) FEES (2)	None

OTHER EXPENSES	0.00%

TOTAL ANNUAL FUND OPERATING EXPENSES (1)	0.20%

(1)	Restated to reflect current fees and expenses.

(2)	The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which payments of up to 0.25% of average daily net assets may be made, however, the Board has determined that no such payments will be made through at least October 31, 2012.

example:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

YEAR 1	YEAR 3	YEAR 5	YEAR 10

$20	$64	$113	$255

portfolio turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 82% of the average value of its portfolio.

THE FUND’S PRINCIPAL INVESTMENT STRATEGY
In seeking to track the performance of the S&P SmallCap 600 Index (the “Index”), the Fund employs a replication strategy, which means that the Fund typically invests in substantially all of the securities represented in the Index in approximately the same proportions as the Index.

Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index. The Fund will provide shareholders with at least 60 days notice prior to any material change in this 80% investment policy. In addition, the Fund may invest in equity securities that are not included in the Index, cash and cash equivalents or money market instruments, such as repurchase agreements and money market

22	Precise in a world that isn’t. SM

funds (including money market funds advised by SSgA Funds Management, Inc. (“SSgA FM” or the “Adviser”), the investment adviser to the Fund).

The Index measures the performance of the small-capitalization sector in the U.S. equity market. The selection universe for the Index includes all U.S. common equities listed on the NYSE, NASDAQ Global Select Market, NASDAQ Select Market and NASDAQ Capital Market with market capitalizations generally between $250 million and $1.2 billion at the time of inclusion. Capitalization ranges may be revised by the Index Provider (as defined below) at any time. To be included in the Index, a security should (i) have an annual dollar value traded to float adjusted market capitalization ratio of 1 or greater; (ii) trade a minimum of 250,000 shares for six consecutive months; (iii) have a public float of at least 50%; and (iv) have four consecutive quarters of positive as-reported earnings. The Index is float-adjusted, market capitalization weighted and changes to the Index are made on an as-needed basis. As of September 30, 2011, the Index was comprised of 600 stocks.

The Index is sponsored by Standard & Poor’s Financial Services LLC (the “Index Provider”) which is not affiliated with the Fund or the Adviser. The Index Provider determines the composition of the Index, relative weightings of the securities in the Index and publishes information regarding the market value of the Index.

PRINCIPAL RISKS OF INVESTING IN THE FUND
As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.

passive strategy/index risk: The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower than if the Fund employed an active strategy.

index tracking risk: While the Adviser seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund’s return may not match or achieve a high degree of correlation with the return of the Index due to operating expenses, transaction costs, cash flows, regulatory requirements and operational inefficiencies. For example, the Adviser anticipates that it may take several business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.

small cap risk: Small-sized companies may be more volatile and more likely than large- and mid-capitalization companies to have relatively limited product lines, markets or financial resources, or depend on a few key employees. Returns on investments in stocks of small companies could trail the returns on investments in stocks of larger companies.

equity investing risk: An investment in the Fund involves risks similar to those of investing in any fund of equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices.

non-diversification risk: The Fund is non-diversified and may invest a larger percentage of its assets in securities of a few issuers or a single issuer than that of a diversified fund. As a result, the Fund’s performance may be disproportionately impacted by the performance of relatively few securities.

Precise in a world that isn’t. SM	23

FUND PERFORMANCE
The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for certain time periods compare with the average annual returns of the Index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at http://www.spdrs.com.

annual total return (years ended 12/31)*

2006	16.59
2007	1.69
2008	-37.47
2009	41.21
2010	27.38

Highest Quarterly Return: 26.04% (Q2 2009)
Lowest Quarterly Return: -26.84% (Q4 2008)

*	As of September 30, 2011, the Fund’s Calendar Year-To-Date return was -13.79%.

average annual total returns (for periods ending 12/31/10)
The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The returns after taxes can exceed the return before taxes due to an assumed tax benefit for a shareholder from realizing a capital loss on a sale of Fund shares. Effective December 17, 2010, the Fund changed its benchmark index to the S&P SmallCap 600 Index from the Dow Jones U.S. Small-Cap Total Stock Market Index. The Fund’s performance prior to December 17, 2010 is therefore based on the Fund’s prior investment strategy to track a different benchmark index.

			SINCE INCEPTION
	ONE YEAR	FIVE YEARS	(11/8/05)

RETURN BEFORE TAXES	27.38%	5.92%	6.48%

RETURN AFTER TAXES ON DISTRIBUTIONS	26.96%	5.50%	6.06%

RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES	17.91%	4.94%	5.43%

S&P SMALLCAP 600 INDEX (reflects no deduction for fees, expenses or taxes)	26.31%	4.64%	4.79%

DOW JONES U.S. SMALL-CAP TOTAL STOCK MARKET INDEX (reflects no deduction for fees, expenses or taxes)	28.61%	6.25%	6.82%

PORTFOLIO MANAGEMENT

investment adviser
SSgA FM serves as the investment adviser to the Fund.

portfolio managers
The professionals primarily responsible for the day-to-day management of the Fund are Mike Feehily and John Tucker.

mike feehily, cfa, is a Managing Director of the Adviser. He joined the Adviser in 1997, moved to State Street Global Markets LLC in 2006 and rejoined the Adviser in 2010.

john tucker, cfa, is a Managing Director of the Adviser. He joined the Adviser in 1988.

For important information about the purchase and sale of Fund shares and tax information, please turn to “Summary Information about Purchases, Sales and Taxes” on page 133 of the Prospectus.

24	Precise in a world that isn’t. SM

SPDR® S&P 600 Small Cap Growth ETF

INVESTMENT OBJECTIVE
The SPDR S&P 600 Small Cap Growth ETF (the “Fund”) seeks to provide investment results that, before expenses, correspond generally to the total return performance of an index that tracks the performance of small capitalization exchange traded U.S. equity securities exhibiting “growth” characteristics.

FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. This table and the example below do not reflect brokerage commissions you may pay on purchases and sales of the Fund’s shares.

annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment):

MANAGEMENT FEES	0.25%

DISTRIBUTION AND SERVICE (12b-1) FEES (1)	None

OTHER EXPENSES (2)	0.00%

TOTAL ANNUAL FUND OPERATING EXPENSES (2)	0.25%

(1)	The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which payments of up to 0.25% of average daily net assets may be made, however, the Board has determined that no such payments will be made through at least October 31, 2012.

(2)	Amounts do not reflect certain other expenses of 0.02% incurred during the prior fiscal year which are not expected to be incurred during the current fiscal year.

example:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

YEAR 1	YEAR 3	YEAR 5	YEAR 10

$26	$80	$141	$318

portfolio turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 102% of the average value of its portfolio.

THE FUND’S PRINCIPAL INVESTMENT STRATEGY
In seeking to track the performance of the S&P SmallCap 600 Growth Index (the “Index”), the Fund employs a replication strategy, which means that the Fund typically invests in substantially all of the securities represented in the Index in approximately the same proportions as the Index.

Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index. The Fund will provide shareholders with at least 60 days notice prior to any material change in this 80% investment policy. In addition, the Fund may invest in equity securities that are not included in the Index, cash and cash equivalents or money market instruments, such as repurchase agreements and money market

Precise in a world that isn’t. SM	25

funds (including money market funds advised by SSgA Funds Management, Inc. (“SSgA FM” or the “Adviser”), the investment adviser to the Fund).

The Index measures the performance of the small-capitalization growth sector in the U.S. equity market. The Index consists of those stocks in the S&P SmallCap 600 Index exhibiting the strongest growth characteristics based on: (i) sales growth; (ii) earnings change to price; and (iii) momentum. The selection universe for the S&P SmallCap 600 Index includes all U.S. common equities listed on the NYSE, NASDAQ Global Select Market, NASDAQ Select Market and NASDAQ Capital Market with market capitalizations generally between $250 million and $1.2 billion at the time of inclusion. Capitalization ranges may be revised by the Index Provider (as defined below) at any time. To be included in the Index, a security should (i) have an annual dollar value traded to float adjusted market capitalization ratio of 1 or greater; (ii) trade a minimum of 250,000 shares for six consecutive months; (iii) have a public float of at least 50%; and (iv) have four consecutive quarters of positive as-reported earnings. The Index is market capitalization weighted and rebalanced annually on the third Friday of December. As of September 30, 2011, the Index was comprised of 368 stocks.

The Index is sponsored by Standard & Poor’s Financial Services LLC (the “Index Provider”) which is not affiliated with the Fund or the Adviser. The Index Provider determines the composition of the Index, relative weightings of the securities in the Index and publishes information regarding the market value of the Index.

PRINCIPAL RISKS OF INVESTING IN THE FUND
As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.

passive strategy/index risk: The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower than if the Fund employed an active strategy.

index tracking risk: While the Adviser seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund’s return may not match or achieve a high degree of correlation with the return of the Index due to operating expenses, transaction costs, cash flows, regulatory requirements and operational inefficiencies. For example, the Adviser anticipates that it may take several business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.

small cap risk: Small-sized companies may be more volatile and more likely than large- and mid-capitalization companies to have relatively limited product lines, markets or financial resources, or depend on a few key employees. Returns on investments in stocks of small companies could trail the returns on investments in stocks of larger companies.

growth risk: The Fund emphasizes a “growth” style of investing. The market values of growth stocks may be more volatile than other types of investments. The prices of growth stocks tend to reflect future expectations, and when those expectations change or are not met, share prices generally fall. The returns on “growth” securities may or may not move in tandem with the returns on other styles of investing or the overall stock market.

equity investing risk: An investment in the Fund involves risks similar to those of investing in any fund of equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices.

non-diversification risk: The Fund is non-diversified and may invest a larger percentage of its assets in securities of a few issuers or a single issuer than that of a diversified fund. As a result, the Fund’s performance may be disproportionately impacted by the performance of relatively few securities.

26	Precise in a world that isn’t. SM

FUND PERFORMANCE
The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for certain time periods compare with the average annual returns of the Index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at http://www.spdrs.com.

annual total return (years ended 12/31)*

2001	-8.88
2002	-38.94
2003	48.05
2004	15.18
2005	8.73
2006	13.37
2007	7.89
2008	-41.00
2009	46.84
2010	30.23

Highest Quarterly Return: 32.87% (Q4 2001)
Lowest Quarterly Return: -30.33% (Q3 2001)

* As of September 30, 2011, the Fund’s Calendar Year-To-Date return was -10.60%.

average annual total returns (for periods ending 12/31/10)
The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The returns after taxes can exceed the return before taxes due to an assumed tax benefit for a shareholder from realizing a capital loss on a sale of Fund shares. Effective December 17, 2010, the Fund changed its benchmark index to the S&P SmallCap 600 Growth Index from the Dow Jones U.S. Small-Cap Growth Total Stock Market Index. The Fund’s performance prior to December 17, 2010 is therefore based on the Fund’s prior investment strategy to track a different benchmark index.

	ONE YEAR	FIVE YEARS	TEN YEARS

RETURN BEFORE TAXES	30.23%	6.66%	3.60%

RETURN AFTER TAXES ON DISTRIBUTIONS	30.15%	6.51%	3.51%

RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES	19.69%	5.71%	3.09%

S&P SMALLCAP 600 GROWTH INDEX (reflects no deduction for fees, expenses or taxes)	27.99%	5.16%	7.36%

DOW JONES U.S. SMALL-CAP GROWTH TOTAL STOCK MARKET INDEX (reflects no deduction for fees, expenses or taxes)	31.97%	7.03%	6.17%

PORTFOLIO MANAGEMENT

investment adviser
SSgA FM serves as the investment adviser to the Fund.

portfolio managers
The professionals primarily responsible for the day-to-day management of the Fund are Mike Feehily and John Tucker.

mike feehily, cfa, is a Managing Director of the Adviser. He joined the Adviser in 1997, moved to State Street Global Markets LLC in 2006 and rejoined the Adviser in 2010.

john tucker, cfa, is a Managing Director of the Adviser. He joined the Adviser in 1988.

For important information about the purchase and sale of Fund shares and tax information, please turn to “Summary Information about Purchases, Sales and Taxes” on page 133 of the Prospectus.

Precise in a world that isn’t. SM	27

SPDR® S&P 600 Small Cap Value ETF

INVESTMENT OBJECTIVE
The SPDR S&P 600 Small Cap Value ETF (the “Fund”) seeks to provide investment results that, before expenses, correspond generally to the total return performance of an index that tracks the performance of small capitalization exchange traded U.S. equity securities exhibiting “value” characteristics.

FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. This table and the example below do not reflect brokerage commissions you may pay on purchases and sales of the Fund’s shares.

annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment):

MANAGEMENT FEES	0.25%

DISTRIBUTION AND SERVICE (12b-1) FEES (1)	None

OTHER EXPENSES (2)	0.00%

TOTAL ANNUAL FUND OPERATING EXPENSES (2)	0.25%

(1)	The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which payments of up to 0.25% of average daily net assets may be made, however, the Board has determined that no such payments will be made through at least October 31, 2012.

(2)	Amounts do not reflect certain other expenses of 0.02% incurred during the prior fiscal year which are not expected to be incurred during the current fiscal year.

example:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

YEAR 1	YEAR 3	YEAR 5	YEAR 10

$26	$80	$141	$318

portfolio turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 88% of the average value of its portfolio.

THE FUND’S PRINCIPAL INVESTMENT STRATEGY
In seeking to track the performance of the S&P SmallCap 600 Value Index (the “Index”), the Fund employs a replication strategy, which means that the Fund typically invests in substantially all of the securities represented in the Index in approximately the same proportions as the Index.

Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index. The Fund will provide shareholders with at least 60 days notice prior to any material change in this 80% investment policy. In addition, the Fund may invest in equity securities that are not included in the Index, cash and cash equivalents or money market instruments, such as repurchase agreements and money market

28	Precise in a world that isn’t. SM

funds (including money market funds advised by SSgA Funds Management, Inc. (“SSgA FM” or the “Adviser”), the investment adviser to the Fund).

The Index measures the performance of the small-capitalization value sector in the U.S. equity market. The Index consists of those stocks in the S&P SmallCap 600 Index exhibiting the strongest value characteristics based on: (i) book value to price ratio; (ii) earnings to price ratio; and (iii) sales to price ratio. The selection universe for the S&P SmallCap 600 Index includes all U.S. common equities listed on the NYSE, NASDAQ Global Select Market, NASDAQ Select Market and NASDAQ Capital Market with market capitalizations generally between $250 million and $1.2 billion at the time of inclusion. Capitalization ranges may be revised by the Index Provider (as defined below) at any time. To be included in the Index, a security should (i) have an annual dollar value traded to float adjusted market capitalization ratio of 1 or greater; (ii) trade a minimum of 250,000 shares for six consecutive months; (iii) have a public float of at least 50%; and (iv) have four consecutive quarters of positive as-reported earnings. The Index is market capitalization weighted and rebalanced annually on the third Friday of December. As of September 30, 2011, the Index was comprised of 435 stocks.

The Index is sponsored by Standard & Poor’s Financial Services LLC (the “Index Provider”) which is not affiliated with the Fund or the Adviser. The Index Provider determines the composition of the Index, relative weightings of the securities in the Index and publishes information regarding the market value of the Index.

PRINCIPAL RISKS OF INVESTING IN THE FUND

As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.

passive strategy/index risk: The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower than if the Fund employed an active strategy.

index tracking risk: While the Adviser seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund’s return may not match or achieve a high degree of correlation with the return of the Index due to operating expenses, transaction costs, cash flows, regulatory requirements and operational inefficiencies. For example, the Adviser anticipates that it may take several business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.

small cap risk: Small-sized companies may be more volatile and more likely than large- and mid-capitalization companies to have relatively limited product lines, markets or financial resources, or depend on a few key employees. Returns on investments in stocks of small companies could trail the returns on investments in stocks of larger companies.

value risk: The Fund employs a “value” style of investing that emphasizes undervalued companies with characteristics for improved valuations. This style of investing is subject to the risk that the valuations never improve or that the returns on “value” equity securities are less than returns on other styles of investing or the overall stock market.

equity investing risk: An investment in the Fund involves risks similar to those of investing in any fund of equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices.

non-diversification risk: The Fund is non-diversified and may invest a larger percentage of its assets in securities of a few issuers or a single issuer than that of a diversified fund. As a result, the Fund’s performance may be disproportionately impacted by the performance of relatively few securities.

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FUND PERFORMANCE
The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for certain time periods compare with the average annual returns of the Index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at http://www.spdrs.com.

annual total return (years ended 12/31)*

2001	12.33
2002	-2.72
2003	42.91
2004	17.96
2005	5.89
2006	19.66
2007	-4.22
2008	-33.58
2009	36.57
2010	24.21

Highest Quarterly Return: 25.67% (Q3 2009)
Lowest Quarterly Return: -25.28% (Q4 2008)

* As of September 30, 2011, the Fund’s Calendar Year-To-Date return was -16.88%.

average annual total returns (for periods ending 12/31/10)
The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The returns after taxes can exceed the return before taxes due to an assumed tax benefit for a shareholder from realizing a capital loss on a sale of Fund shares. Effective December 17, 2010, the Fund changed its benchmark index to the S&P SmallCap 600 Value Index from the Dow Jones U.S. Small-Cap Value Total Stock Market Index. The Fund’s performance prior to December 17, 2010 is therefore based on the Fund’s prior investment strategy to track a different benchmark index.

	ONE YEAR	FIVE YEARS	TEN YEARS

RETURN BEFORE TAXES	24.21%	5.25%	9.68%

RETURN AFTER TAXES ON DISTRIBUTIONS	23.55%	4.65%	8.58%

RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES	15.96%	4.26%	8.24%

S&P SMALLCAP 600 VALUE INDEX (reflects no deduction for fees, expenses or taxes)	24.72%	4.06%	7.81%

DOW JONES U.S. SMALL-CAP VALUE TOTAL STOCK MARKET INDEX (reflects no deduction for fees, expenses or taxes)	24.98%	5.39%	9.49%

PORTFOLIO MANAGEMENT

investment adviser
SSgA FM serves as the investment adviser to the Fund.

portfolio managers
The professionals primarily responsible for the day-to-day management of the Fund are Mike Feehily and John Tucker.

mike feehily, cfa, is a Managing Director of the Adviser. He joined the Adviser in 1997, moved to State Street Global Markets LLC in 2006 and rejoined the Adviser in 2010.

john tucker, cfa, is a Managing Director of the Adviser. He joined the Adviser in 1988.

For important information about the purchase and sale of Fund shares and tax information, please turn to “Summary Information about Purchases, Sales and Taxes” on page 133 of the Prospectus.

30	Precise in a world that isn’t. SM

SPDR® Global Dow ETF

INVESTMENT OBJECTIVE
The SPDR Global Dow ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index that tracks the performance of multinational blue-chip issuers.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. This table and the example below do not reflect brokerage commissions you may pay on purchases and sales of the Fund’s shares.

annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment):

MANAGEMENT FEES	0.50%

DISTRIBUTION AND SERVICE (12b-1) FEES (1)	None

OTHER EXPENSES (2)	0.00%

TOTAL ANNUAL FUND OPERATING EXPENSES (2)	0.50%

(1)	The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which payments of up to 0.25% of average daily net assets may be made, however, the Board has determined that no such payments will be made through at least October 31, 2012.

(2)	Amounts do not reflect certain other expenses of 0.02% incurred during the prior fiscal year which are not expected to be incurred during the current fiscal year.

example:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

YEAR 1	YEAR 3	YEAR 5	YEAR 10

$51	$160	$280	$628

portfolio turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 108% of the average value of its portfolio.

THE FUND’S PRINCIPAL INVESTMENT STRATEGY
In seeking to track the performance of The Global Dow (the “Index”), the Fund employs a replication strategy, which means that the Fund typically invests in substantially all of the securities represented in the Index in approximately the same proportions as the Index.

Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index. The Fund will provide shareholders with at least 60 days notice prior to any material change in this 80% investment policy. In addition, the Fund may invest in equity securities that are not included in the Index, cash and cash equivalents or money market instruments, such as repurchase agreements and money market

Precise in a world that isn’t. SM	31

funds (including money market funds advised by SSgA Funds Management, Inc. (“SSgA FM” or the “Adviser”), the investment adviser to the Fund).

The Index is made up of 150 constituents from around the world selected by an Averages Committee comprised of the managing editor of the Wall Street Journal, the head of Dow Jones Indexes research and the head of CME Group research. The 150 companies are selected not just based on size and reputation, but also on their promise of future growth. The Index has been designed to cover both developed and emerging countries. The Index is equal weighted and will be reset to equal weights annually each September. As of September 30, 2011, the Index was comprised of 150 stocks.

The Index is sponsored by Dow Jones & Company, Inc. (“Index Provider”) which is not affiliated with the Fund or the Adviser. The Index Provider determines the composition of the Index, relative weightings of the securities in the Index and publishes information regarding the market value of the Index.

PRINCIPAL RISKS OF INVESTING IN THE FUND
As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.

passive strategy/index risk: The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower than if the Fund employed an active strategy.

index tracking risk: While the Adviser seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund’s return may not match or achieve a high degree of correlation with the return of the Index due to operating expenses, transaction costs, cash flows, regulatory requirements and operational inefficiencies. For example, the Adviser anticipates that it may take several business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.

foreign securities risk: Returns on investments in foreign securities could be more volatile than, or trail the returns on, investments in U.S. securities. Investments in securities issued by entities based outside the U.S. pose distinct risks since political and economic events unique to a country or region will affect those markets and their issuers. Further, such entities and/or their securities may also be affected by currency controls; different accounting, auditing, financial reporting, and legal standards and practices; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. Securities traded on foreign markets may be less liquid (harder to sell) than securities traded domestically. These risks may be heightened in connection with investments in developing or emerging countries.

emerging markets risk: Investment in emerging markets subjects the Fund to a greater risk of loss than investments in a developed market. This is due to, among other things, greater market volatility, lower trading volume, political and economic instability, high levels of inflation, deflation or currency devaluation, greater risk of market shut down, and more governmental limitations on foreign investment policy than those typically found in a developed market. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility in a Fund’s investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar. Settlement practices for transactions in foreign markets may differ from those in U.S. markets. Such differences include delays beyond periods customary in the United States and practices, such as delivery of securities prior to receipt of payment, which increase the likelihood of a “failed settlement.” Failed settlements can result in losses to the Fund. For these and other reasons, investments in emerging markets are often considered speculative.

32	Precise in a world that isn’t. SM

equity investing risk: An investment in the Fund involves risks similar to those of investing in any fund of equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices.

non-diversification risk: The Fund is non-diversified and may invest a larger percentage of its assets in securities of a few issuers or a single issuer than that of a diversified fund. As a result, the Fund’s performance may be disproportionately impacted by the performance of relatively few securities.

FUND PERFORMANCE
The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for certain time periods compare with the average annual returns of the Index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at http://www.spdrs.com.

annual total return (years ended 12/31)*

2001	-12.92
2002	-23.35
2003	24.94
2004	7.32
2005	2.90
2006	19.83
2007	5.95
2008	-37.73
2009	23.40
2010	4.73

Highest Quarterly Return: 15.94% (Q2 2009)
Lowest Quarterly Return: -19.80% (Q4 2008)

* As of September 30, 2011, the Fund’s Calendar Year-To-Date return was -15.82%.

average annual total returns (for periods ending 12/31/10)
The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The returns after taxes can exceed the return before taxes due to an assumed tax benefit for a shareholder from realizing a capital loss on a sale of Fund shares.

	ONE YEAR	FIVE YEARS	TEN YEARS

RETURN BEFORE TAXES	4.73%	0.43%	-0.61%

RETURN AFTER TAXES ON DISTRIBUTIONS	4.36%	0.04%	-0.99%

RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES	3.50%	0.36%	-0.59%

THE GLOBAL DOW (1)(2)	7.22%	N/A	N/A

DOW JONES GLOBAL TITANS 50 INDEX U.S. CLOSE (1) (reflects no deduction for fees, expenses or taxes)	4.57%	0.48%	-0.32%

(1)	Effective May 2, 2011, the Fund changed its benchmark index to The Global Dow from the Dow Jones Global Titans 50 Index U.S. Close. The Fund’s performance is based on the Fund’s prior investment strategy to track a different benchmark index.

(2)	The Global Dow inception date is November 9, 2008.

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PORTFOLIO MANAGEMENT

investment adviser
SSgA FM serves as the investment adviser to the Fund.

portfolio managers
The professionals primarily responsible for the day-to-day management of the Fund are Mike Feehily and John Tucker.

mike feehily, cfa, is a Managing Director of the Adviser. He joined the Adviser in 1997, moved to State Street Global Markets LLC in 2006 and rejoined the Adviser in 2010.

john tucker, cfa, is a Managing Director of the Adviser. He joined the Adviser in 1988.

For important information about the purchase and sale of Fund shares and tax information, please turn to “Summary Information about Purchases, Sales and Taxes” on page 133 of the Prospectus.

34	Precise in a world that isn’t. SM

SPDR® Dow Jones REIT ETF

INVESTMENT OBJECTIVE
The SPDR Dow Jones REIT ETF (the “Fund”) seeks to provide investment results that, before expenses, correspond generally to the total return performance of an index that tracks the performance of publicly traded real estate investment trusts.

FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. This table and the example below do not reflect brokerage commissions you may pay on purchases and sales of the Fund’s shares.

annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment):

MANAGEMENT FEES	0.25%

DISTRIBUTION AND SERVICE (12b-1) FEES (1)	None

OTHER EXPENSES (2)	0.00%

TOTAL ANNUAL FUND OPERATING EXPENSES (2)	0.25%

(1)	The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which payments of up to 0.25% of average daily net assets may be made, however, the Board has determined that no such payments will be made through at least October 31, 2012.

(2)	Amounts do not reflect certain other expenses of 0.01% incurred during the prior fiscal year which are not expected to be incurred during the current fiscal year.

example:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

YEAR 1	YEAR 3	YEAR 5	YEAR 10

$26	$80	$141	$318

portfolio turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 10% of the average value of its portfolio.

THE FUND’S PRINCIPAL INVESTMENT STRATEGY
In seeking to track the performance of the Dow Jones U.S. Select REIT Index (the “Index”), the Fund employs a replication strategy, which means that the Fund typically invests in substantially all of the securities represented in the Index in approximately the same proportions as the Index.

Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index. The Fund will provide shareholders with at least 60 days notice prior to any material change in this 80% investment policy. In addition, the Fund may invest in equity securities that are not included in the Index, cash and cash equivalents or money market instruments, such as repurchase agreements and money market

Precise in a world that isn’t. SM	35

funds (including money market funds advised by SSgA Funds Management, Inc. (“SSgA FM” or the “Adviser”), the investment adviser to the Fund).

The Index is designed to provide a measure of real estate securities that serve as proxies for direct real estate investing, in part by excluding securities whose value is not always closely tied to the value of the underlying real estate. The reason for the exclusions is that factors other than real estate supply and demand, such as interest rates and health care, influence the market value of these companies. The Index is a market capitalization weighted index of publicly traded real estate investment trusts (“REITs”) and is comprised of companies whose charters are the equity ownership and operation of commercial real estate and which operate under the REIT Act of 1960. To be included in the Index, a company must be both an equity owner and operator of commercial and/or residential real estate. Businesses excluded from the Index include: mortgage REITs, net-lease REITs, real estate finance companies, mortgage brokers and bankers, commercial and residential real estate brokers and real estate agents, home builders, large landowners and subdividers of unimproved land, hybrid REITs, and timber REITs, as well as companies that have more than 25% of their assets in direct mortgage investments. A company must have a minimum total market capitalization of at least $200 million at the time of its inclusion, and at least 75% of the company’s total revenue must be derived from the ownership and operation of real estate assets. The liquidity of the company’s stock must be commensurate with that of other institutionally held real estate securities. The Index is generally rebalanced quarterly, and returns are calculated on a buy and hold basis except as necessary to reflect the occasional occurrence of Index changes in the middle of the month. Each REIT in the Index is weighted by its float-adjusted market capitalization. That is, each security is weighted to reflect the attainable market performance of the security which reflects that portion of securities shares that are accessible to investors. The Index is priced daily and is a total return (price and income) benchmark. As of September 30, 2011, the Index was comprised of 80 REITs.

The Index is sponsored by Dow Jones & Company, Inc. (the “Index Provider”) which is not affiliated with the Fund, the Adviser or the Sub-Adviser (as defined below). The Index Provider determines the composition of the Index, relative weightings of the securities in the Index and publishes information regarding the market value of the Index.

PRINCIPAL RISKS OF INVESTING IN THE FUND
As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.

passive strategy/index risk: The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower than if the Fund employed an active strategy.

index tracking risk: While the Sub-Adviser seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund’s return may not match or achieve a high degree of correlation with the return of the Index due to operating expenses, transaction costs, cash flows, regulatory requirements and operational inefficiencies. For example, the Sub-Adviser anticipates that it may take several business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.

real estate sector risk: The Fund will concentrate its investments in the real estate sector. Adverse economic, business or political developments affecting real estate could have a major effect on the value of the Fund’s investments. Investing in real estate securities (which include REITs) may subject the Fund to risks associated with the direct ownership of real estate, such as decreases in real estate values, overbuilding, increased competition and other risks related to local or general economic conditions, increases in operating costs and property taxes, changes in zoning laws, casualty or condemnation losses, possible environmental liabilities, regulatory limitations on rent and fluctuations in rental income. Changes in interest rates may also affect the value of the Fund’s investment in real estate securities. Certain real estate securities have a relatively small market capitalization, which may tend to increase the volatility of the market price of these securities. Real estate securities are dependent upon specialized management skills, have limited diversification and are, therefore, subject to risks inherent in operating and

36	Precise in a world that isn’t. SM

financing a limited number of projects. Real estate securities are also subject to heavy cash flow dependency and defaults by borrowers. In addition, REITs are subject to the possibility of failing to qualify for tax-free pass-through of income under the Internal Revenue Code and maintaining exemption from the registration requirements of the Investment Company Act of 1940, as amended.

equity investing risk: An investment in the Fund involves risks similar to those of investing in any fund of equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices.

non-diversification risk: The Fund is non-diversified and may invest a larger percentage of its assets in securities of a few issuers or a single issuer than that of a diversified fund. As a result, the Fund’s performance may be disproportionately impacted by the performance of relatively few securities.

FUND PERFORMANCE
The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for certain time periods compare with the average annual returns of the Index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at http://www.spdrs.com.

annual total return (years ended 12/31)*

2002	3.26
2003	35.45
2004	32.71
2005	13.63
2006	35.51
2007	-17.69
2008	-38.94
2009	28.52
2010	27.83

Highest Quarterly Return: 35.38% (Q3 2009)
Lowest Quarterly Return: -39.70% (Q4 2008)

* As of September 30, 2011, the Fund’s Calendar Year-To-Date return was -5.26%.

average annual total returns (for periods ending 12/31/10)
The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The returns after taxes can exceed the return before taxes due to an assumed tax benefit for a shareholder from realizing a capital loss on a sale of Fund shares.

			SINCE INCEPTION
	ONE YEAR	FIVE YEARS	(4/23/01)

RETURN BEFORE TAXES	27.83%	2.27%	10.71%

RETURN AFTER TAXES ON DISTRIBUTIONS	26.41%	1.00%	8.98%

RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES	18.00%	1.28%	8.74%

DOW JONES U.S. SELECT REIT INDEX (reflects no deduction for fees, expenses or taxes)	28.07%	2.32%	10.92%

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PORTFOLIO MANAGEMENT

investment adviser
SSgA FM serves as the investment adviser to the Fund. The Tuckerman Group LLC (“Tuckerman” or “Sub-Adviser”), an affiliate of the Adviser, serves as sub-adviser to the Fund, subject to supervision of the Adviser and the Board of Trustees. To the extent that a reference in this Prospectus refers to the “Adviser,” such reference should also be read to refer to Tuckerman with respect to the Fund where the context requires.

portfolio managers
The professionals primarily responsible for the day-to-day management of the Fund are Amos Rogers III and Sophia Banar.

amos rogers is Managing Director of Tuckerman. He joined the Sub-Adviser in 2003.

sophia banar is a Securities Analyst and an Assistant Portfolio Manager for Tuckerman. She joined the Sub-Adviser in 2006.

For important information about the purchase and sale of Fund shares and tax information, please turn to “Summary Information about Purchases, Sales and Taxes” on page 133 of the Prospectus.

38	Precise in a world that isn’t. SM

SPDR® S&P Bank ETF

INVESTMENT OBJECTIVE
The SPDR S&P Bank ETF (the “Fund”) seeks to provide investment results that, before expenses, correspond generally to the total return performance of an index that tracks the performance of publicly traded national money centers and leading regional banks.

FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. This table and the example below do not reflect brokerage commissions you may pay on purchases and sales of the Fund’s shares.

annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment):

MANAGEMENT FEES	0.35%

DISTRIBUTION AND SERVICE (12b-1) FEES (1)	None

OTHER EXPENSES (2)	0.00%

TOTAL ANNUAL FUND OPERATING EXPENSES (2)	0.35%

(1)	The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which payments of up to 0.25% of average daily net assets may be made, however, the Board has determined that no such payments will be made through at least October 31, 2012.

(2)	Amounts do not reflect certain other expenses of 0.01% incurred during the prior fiscal year which are not expected to be incurred during the current fiscal year.

example:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

YEAR 1	YEAR 3	YEAR 5	YEAR 10

$36	$113	$197	$443

portfolio turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 16% of the average value of its portfolio.

THE FUND’S PRINCIPAL INVESTMENT STRATEGY
In seeking to track the performance of the S&P Banks Select Industry Index (the “Index”), the Fund employs a replication strategy, which means that the Fund typically invests in substantially all of the securities represented in the Index in approximately the same proportions as the Index.

Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index. The Fund will provide shareholders with at least 60 days notice prior to any material change in this 80% investment policy. In addition, the Fund may invest in equity securities that are not included in the Index, cash and cash equivalents or money market instruments, such as repurchase agreements and money market

Precise in a world that isn’t. SM	39

funds (including money market funds advised by SSgA Funds Management, Inc. (“SSgA FM” or the “Adviser”), the investment adviser to the Fund).

The Index represents the banks industry group of the S&P Total Market Index (“S&P TMI”). The Index is one of twenty-five (25) of the S&P Select Industry Indices (the “Select Industry Indices”), each designed to measure the performance of a narrow sub-industry or group of sub-industries determined based on the Global Industry Classification Standards (“GICS”). Membership in the Select Industry Indices is based on the GICS classification, as well as liquidity and market cap requirements. Companies in the Select Industry Indices are classified based primarily on revenues; however, earnings and market perception are also considered. The Index consists of the S&P TMI constituents belonging to the particular GICS sub-industry or group of sub-industries that satisfy the following criteria: (i) have a float-adjusted market capitalization above $2 billion with a float-adjusted liquidity ratio (defined by dollar value traded over the previous 12 months divided by the float-adjusted market capitalization as of the index rebalancing reference date) above 100%; and (ii) are U.S. based companies. The length of time to evaluate liquidity is reduced to the available trading period for initial public offerings or spin-offs that do not have 12 months of trading history. If there are fewer than 35 stocks, stocks from a supplementary list of highly correlated sub-industries that meet the market capitalization and liquidity thresholds are included in order of their float-adjusted market capitalization. The market capitalization threshold may be relaxed to ensure that there are at least 22 stocks in the Index as of the rebalancing effective date. Existing Index constituents are removed at the quarterly rebalancing effective date if either their float-adjusted market capitalization falls below $1 biillion or their float-adjusted liquidity ratio falls below 50%. The market capitalization threshold and the liquidity threshold are each reviewed from time to time based on market conditions. Rebalancing occurs on the third Friday of the quarter ending month. The S&P TMI tracks all the U.S. common stocks listed on the NYSE (including NYSE Arca and NYSE Amex), the NASDAQ Global Select Market, the NASDAQ Select Market and the NASDAQ Capital Market. The Index is a modified equal weighted index. As of September 30, 2011, the Index was comprised of 38 stocks.

The Index is sponsored by Standard & Poor’s Financial Services LLC (the “Index Provider”) which is not affiliated with the Fund or the Adviser. The Index Provider determines the composition of the Index, relative weightings of the securities in the Index and publishes information regarding the market value of the Index.

PRINCIPAL RISKS OF INVESTING IN THE FUND
As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.

passive strategy/index risk: The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower than if the Fund employed an active strategy.

index tracking risk: While the Adviser seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund’s return may not match or achieve a high degree of correlation with the return of the Index due to operating expenses, transaction costs, cash flows, regulatory requirements and operational inefficiencies. For example, the Adviser anticipates that it may take several business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.

banking sector risk: The Fund’s assets will generally be concentrated in the banking sector, which means the Fund will be more affected by the performance of the banking sector versus a fund that was more diversified. The performance of bank stocks may be affected by extensive governmental regulation which may limit both the amounts and types of loans and other financial commitments they can make, and the interest rates and fees they can charge and the amount of capital they must maintain. Profitability is largely dependent on the availability and cost of capital funds, and can fluctuate significantly when interest rates change. Credit losses resulting from financial difficulties of borrowers can negatively impact the sector. Banks may also be subject to severe price

40	Precise in a world that isn’t. SM

competition. The regional banking industry is highly competitive and failure to maintain or increase market share may result in lost market share.

equity investing risk: An investment in the Fund involves risks similar to those of investing in any fund of equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices.

non-diversification risk: The Fund is non-diversified and may invest a larger percentage of its assets in securities of a few issuers or a single issuer than that of a diversified fund. As a result, the Fund’s performance may be disproportionately impacted by the performance of relatively few securities.

FUND PERFORMANCE
The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for certain time periods compare with the average annual returns of the Index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at http://www.spdrs.com.

annual total return (years ended 12/31)*

2006	16.50
2007	-21.81
2008	-47.39
2009	-1.44
2010	22.93

Highest Quarterly Return: 30.43% (Q2 2009)
Lowest Quarterly Return: -35.84% (Q1 2009)

* As of September 30, 2011, the Fund’s Calendar Year-To-Date return was -31.54%.

average annual total returns (for periods ending 12/31/10)
The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The returns after taxes can exceed the return before taxes due to an assumed tax benefit for a shareholder from realizing a capital loss on a sale of Fund shares.

			SINCE INCEPTION
	ONE YEAR	FIVE YEARS	(11/8/05)

RETURN BEFORE TAXES	22.93%	-10.30%	-9.37%

RETURN AFTER TAXES ON DISTRIBUTIONS	22.81%	-10.89%	-9.95%

RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES	15.01%	-8.47%	-7.72%

S&P BANKS SELECT INDUSTRY INDEX (1)(2) (reflects no deduction for fees, expenses or taxes)	N/A	N/A	N/A

KBW BANK INDEX (1) (reflects no deduction for fees, expenses or taxes)	23.36%	-10.28%	-9.33%

(1)	Effective October 24, 2011, the Fund changed its benchmark index to the S&P Banks Select Industry Index from the KBW Bank Index. The Fund’s performance in the table above is based on the Fund’s prior investment strategy to track a different benchmark index.

(2)	The S&P Banks Select Industry Index inception date is September 12, 2011.

Precise in a world that isn’t. SM	41

PORTFOLIO MANAGEMENT

investment adviser
SSgA FM serves as the investment adviser to the Fund.

portfolio managers
The professionals primarily responsible for the day-to-day management of the Fund are Mike Feehily and John Tucker.

mike feehily, cfa, is a Managing Director of the Adviser. He joined the Adviser in 1997, moved to State Street Global Markets LLC in 2006 and rejoined the Adviser in 2010.

john tucker, cfa, is a Managing Director of the Adviser. He joined the Adviser in 1988.

For important information about the purchase and sale of Fund shares and tax information, please turn to “Summary Information about Purchases, Sales and Taxes” on page 133 of the Prospectus.

42	Precise in a world that isn’t. SM

SPDR® S&P Capital Markets ETF

INVESTMENT OBJECTIVE
The SPDR S&P Capital Markets ETF (the “Fund”) seeks to provide investment results that, before expenses, correspond generally to the total return performance of an index that tracks the performance of publicly traded companies that do business as broker-dealers, asset managers, trust and custody banks or exchanges.

FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. This table and the example below do not reflect brokerage commissions you may pay on purchases and sales of the Fund’s shares.

annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment):

MANAGEMENT FEES	0.35%

DISTRIBUTION AND SERVICE (12b-1) FEES (1)	None

OTHER EXPENSES (2)	0.00%

TOTAL ANNUAL FUND OPERATING EXPENSES (2)	0.35%

(1)	The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which payments of up to 0.25% of average daily net assets may be made, however, the Board has determined that no such payments will be made through at least October 31, 2012.

(2)	Amounts do not reflect certain other expenses of 0.03% incurred during the prior fiscal year which are not expected to be incurred during the current fiscal year.

example:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

YEAR 1	YEAR 3	YEAR 5	YEAR 10

$36	$113	$197	$443

portfolio turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 14% of the average value of its portfolio.

THE FUND’S PRINCIPAL INVESTMENT STRATEGY
In seeking to track the performance of the S&P Capital Markets Select Industry Index (the “Index”), the Fund employs a replication strategy, which means that the Fund typically invests in substantially all of the securities represented in the Index in approximately the same proportions as the Index.

Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index. The Fund will provide shareholders with at least 60 days notice prior to any material change in this 80% investment policy. In addition, the Fund may invest in equity securities that are not included in the Index, cash and cash equivalents or money market instruments, such as repurchase agreements and money market

Precise in a world that isn’t. SM	43

funds (including money market funds advised by SSgA Funds Management, Inc. (“SSgA FM” or the “Adviser”), the investment adviser to the Fund).

The Index represents the capital markets industry group of the S&P Total Market Index (“S&P TMI”). The Index is one of twenty-five (25) of the S&P Select Industry Indices (the “Select Industry Indices”), each designed to measure the performance of a narrow sub-industry or group of sub-industries determined based on the Global Industry Classification Standards (“GICS”). Membership in the Select Industry Indices is based on the GICS classification, as well as liquidity and market cap requirements. Companies in the Select Industry Indices are classified based primarily on revenues; however, earnings and market perception are also considered. The Index consists of the S&P TMI constituents belonging to the particular GICS sub-industry or group of sub-industries that satisfy the following criteria: (i) have a float-adjusted market capitalization above $500 million with a float-adjusted liquidity ratio (defined by dollar value traded over the previous 12 months divided by the float-adjusted market capitalization as of the index rebalancing reference date) above 90% or have a float-adjusted market capitalization above $400 million with a float-adjusted liquidity ratio (as defined above) above 150%; and (ii) are U.S. based companies. The length of time to evaluate liquidity is reduced to the available trading period for initial public offerings or spin-offs that do not have 12 months of trading history. If there are fewer than 35 stocks, stocks from a supplementary list of highly correlated sub-industries that meet the market capitalization and liquidity thresholds are included in order of their float-adjusted market capitalization. The market capitalization threshold may be relaxed to ensure that there are at least 22 stocks in the Index as of the rebalancing effective date. Existing Index constituents are removed at the quarterly rebalancing effective date if either their float-adjusted market capitalization falls below $300 million or their float-adjusted liquidity ratio falls below 50%. The market capitalization threshold and the liquidity threshold are each reviewed from time to time based on market conditions. Rebalancing occurs on the third Friday of the quarter ending month. The S&P TMI tracks all the U.S. common stocks listed on the NYSE (including NYSE Arca and NYSE Amex), the NASDAQ Global Select Market, the NASDAQ Select Market and the NASDAQ Capital Market. The Index is a modified equal weighted index. As of September 30, 2011, the Index was comprised of 45 stocks.

The Index is sponsored by Standard & Poor’s, Financial Services LLC (the “Index Provider”) which is not affiliated with the Fund or the Adviser. The Index Provider determines the composition of the Index, relative weightings of the securities in the Index and publishes information regarding the market value of the Index.

PRINCIPAL RISKS OF INVESTING IN THE FUND
As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.

passive strategy/index risk: The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower than if the Fund employed an active strategy.

index tracking risk: While the Adviser seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund’s return may not match or achieve a high degree of correlation with the return of the Index due to operating expenses, transaction costs, cash flows, regulatory requirements and operational inefficiencies. For example, the Adviser anticipates that it may take several business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.

capital markets sector risk: The Fund’s assets will generally be concentrated in the capital markets sector, which means the Fund will be more affected by the performance of the capital markets sector versus a fund that was more diversified. Companies within the Index can be significantly affected by stock and bank trading activity, changes in governmental regulation, continuing increases in price competition, decreases in fees or fee-related business, including investment banking, brokerage, asset management and other servicing fees, fluctuation in interest rates and other factors which could adversely affect financial markets.

44	Precise in a world that isn’t. SM

equity investing risk: An investment in the Fund involves risks similar to those of investing in any fund of equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices.

non-diversification risk: The Fund is non-diversified and may invest a larger percentage of its assets in securities of a few issuers or a single issuer than that of a diversified fund. As a result, the Fund’s performance may be disproportionately impacted by the performance of relatively few securities.

FUND PERFORMANCE
The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for certain time periods compare with the average annual returns of the Index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at http://www.spdrs.com.

annual total return (years ended 12/31)*

2006	28.47
2007	0.94
2008	-60.27
2009	40.94
2010	6.30

Highest Quarterly Return: 29.06% (Q2 2009)
Lowest Quarterly Return: -33.43% (Q4 2008)

* As of September 30, 2011, the Fund’s Calendar Year-To-Date return was -32.32%.

average annual total returns (for periods ending 12/31/10)
The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The returns after taxes can exceed the return before taxes due to an assumed tax benefit for a shareholder from realizing a capital loss on a sale of Fund shares.

			SINCE INCEPTION
	ONE YEAR	FIVE YEARS	(11/8/05)

RETURN BEFORE TAXES	6.30%	-5.05%	-4.37%

RETURN AFTER TAXES ON DISTRIBUTIONS	6.01%	-5.34%	-4.66%

RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES	4.42%	-4.19%	-3.63%

S&P CAPITAL MARKETS SELECT INDUSTRY INDEX (1)(2) (reflects no deduction for fees, expenses or taxes)	N/A	N/A	N/A

KBW CAPITAL MARKETS INDEX (1) (reflects no deduction for fees, expenses or taxes)	6.71%	-4.77%	-4.10%

(1)	Effective October 24, 2011, the Fund changed its benchmark index to the S&P Capital Markets Select Industry Index from the KBW Capital Markets Index. The Fund’s performance in the table above is based on the Fund’s prior investment strategy to track a different benchmark index.

(2)	The S&P Capital Markets Select Industry Index inception date is September 12, 2011.

Precise in a world that isn’t. SM	45

PORTFOLIO MANAGEMENT

investment adviser
SSgA FM serves as the investment adviser to the Fund.

portfolio managers
The professionals primarily responsible for the day-to-day management of the Fund are Mike Feehily and John Tucker.

mike feehily, cfa, is a Managing Director of the Adviser. He joined the Adviser in 1997, moved to State Street Global Markets LLC in 2006 and rejoined the Adviser in 2010.

john tucker, cfa, is a Managing Director of the Adviser. He joined the Adviser in 1988.

For important information about the purchase and sale of Fund shares and tax information, please turn to “Summary Information about Purchases, Sales and Taxes” on page 133 of the Prospectus.

46	Precise in a world that isn’t. SM

SPDR® S&P Insurance ETF

INVESTMENT OBJECTIVE
The SPDR S&P Insurance ETF (the “Fund”) seeks to provide investment results that, before expenses, correspond generally to the total return performance of an index that tracks the performance of publicly traded companies in the insurance industry.

FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. This table and the example below do not reflect brokerage commissions you may pay on purchases and sales of the Fund’s shares.

annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment):

MANAGEMENT FEES	0.35%

DISTRIBUTION AND SERVICE (12b-1) FEES (1)	None

OTHER EXPENSES (2)	0.00%

TOTAL ANNUAL FUND OPERATING EXPENSES (2)	0.35%

(1)	The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which payments of up to 0.25% of average daily net assets may be made, however, the Board has determined that no such payments will be made through at least October 31, 2012.

(2)	Amounts do not reflect certain other expenses of 0.02% incurred during the prior fiscal year which are not expected to be incurred during the current fiscal year.

example:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

YEAR 1	YEAR 3	YEAR 5	YEAR 10

$36	$113	$197	$443

portfolio turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 9% of the average value of its portfolio.

THE FUND’S PRINCIPAL INVESTMENT STRATEGY
In seeking to track the performance of the S&P Insurance Select Industry Index (the “Index”), the Fund employs a replication strategy, which means that the Fund typically invests in substantially all of the securities represented in the Index in approximately the same proportions as the Index.

Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index. The Fund will provide shareholders with at least 60 days notice prior to any material change in this 80% investment policy. In addition, the Fund may invest in equity securities that are not included in the Index, cash and cash equivalents or money market instruments, such as repurchase agreements and money market

Precise in a world that isn’t. SM	47

funds (including money market funds advised by SSgA Funds Management, Inc. (“SSgA FM” or the “Adviser”), the investment adviser to the Fund).

The Index represents the insurance industry group of the S&P Total Market Index (“S&P TMI”). The Index is one of twenty-five (25) of the S&P Select Industry Indices (the “Select Industry Indices”), each designed to measure the performance of a narrow sub-industry or group of sub-industries determined based on the Global Industry Classification Standards (“GICS”). Membership in the Select Industry Indices is based on the GICS classification, as well as liquidity and market cap requirements. Companies in the Select Industry Indices are classified based primarily on revenues; however, earnings and market perception are also considered. The Index consists of the S&P TMI constituents belonging to the particular GICS sub-industry or group of sub-industries that satisfy the following criteria: (i) have a float-adjusted market capitalization above $2 billion with a float-adjusted liquidity ratio (defined by dollar value traded over the previous 12 months divided by the float-adjusted market capitalization as of the index rebalancing reference date) above 90%; and (ii) are U.S. based companies. The length of time to evaluate liquidity is reduced to the available trading period for initial public offerings or spin-offs that do not have 12 months of trading history. If there are fewer than 35 stocks, stocks from a supplementary list of highly correlated sub-industries that meet the market capitalization and liquidity thresholds are included in order of their float-adjusted market capitalization. The market capitalization threshold may be relaxed to ensure that there are at least 22 stocks in the Index as of the rebalancing effective date. Existing Index constituents are removed at the quarterly rebalancing effective date if either their float-adjusted market capitalization falls below $1 billion or their float-adjusted liquidity ratio falls below 50%. The market capitalization threshold and the liquidity threshold are each reviewed from time to time based on market conditions. Rebalancing occurs on the third Friday of the quarter ending month. The S&P TMI tracks all the U.S. common stocks listed on the NYSE (including NYSE Arca and NYSE Amex), the NASDAQ Global Select Market, the NASDAQ Select Market and the NASDAQ Capital Market. The Index is a modified equal weighted index. As of September 30, 2011, the Index was comprised of 41 stocks.

The Index is sponsored by Standard & Poor’s Financial Services LLC (the “Index Provider”) which is not affiliated with the Fund or the Adviser. The Index Provider determines the composition of the Index, relative weightings of the securities in the Index and publishes information regarding the market value of the Index.

PRINCIPAL RISKS OF INVESTING IN THE FUND
As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.

passive strategy/index risk: The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower than if the Fund employed an active strategy.

index tracking risk: While the Adviser seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund’s return may not match or achieve a high degree of correlation with the return of the Index due to operating expenses, transaction costs, cash flows, regulatory requirements and operational inefficiencies. For example, the Adviser anticipates that it may take several business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.

insurance sector risk: The Fund’s assets will generally be concentrated in the insurance sector, which means the Fund will be more affected by the performance of the insurance sector versus a fund that was more diversified. Insurance companies’ profits are affected by many factors, including interest rate movements, the imposition of premium rate caps, competition and pressure to compete globally. Certain types of insurance companies may also be affected by weather catastrophes and other disasters and mortality rates. In addition, although the industry is currently subject to extensive regulation, companies in this industry may be adversely affected by increased governmental regulations or tax law changes in the future.

48	Precise in a world that isn’t. SM

equity investing risk: An investment in the Fund involves risks similar to those of investing in any fund of equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices.

non-diversification risk: The Fund is non-diversified and may invest a larger percentage of its assets in securities of a few issuers or a single issuer than that of a diversified fund. As a result, the Fund’s performance may be disproportionately impacted by the performance of relatively few securities.

FUND PERFORMANCE
The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for certain time periods compare with the average annual returns of the Index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at http://www.spdrs.com.

annual total return (years ended 12/31)*

2006	10.19
2007	-5.81
2008	-46.80
2009	28.47
2010	26.10

Highest Quarterly Return: 36.67% (Q3 2009)
Lowest Quarterly Return: -28.64% (Q4 2008)

* As of September 30, 2011, the Fund’s Calendar Year-To-Date return was -25.19%.

average annual total returns (for periods ending 12/31/10)
The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The returns after taxes can exceed the return before taxes due to an assumed tax benefit for a shareholder from realizing a capital loss on a sale of Fund shares.

			SINCE INCEPTION
	ONE YEAR	FIVE YEARS	(11/8/05)

RETURN BEFORE TAXES	26.10%	-2.21%	-1.97%

RETURN AFTER TAXES ON DISTRIBUTIONS	25.72%	-2.51%	-2.27%

RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES	17.29%	-1.92%	-1.72%

S&P INSURANCE SELECT INDUSTRY INDEX (1)(2) (reflects no deduction for fees, expenses or taxes)	N/A	N/A	N/A

KBW INSURANCE INDEX (1) (reflects no deduction for fees, expenses or taxes)	26.86%	-1.84%	-1.61%

(1)	Effective October 24, 2011, the Fund changed its benchmark index to the S&P Insurance Select Industry Index from the KBW Insurance Index. The Fund’s performance in the table above is based on the Fund’s prior investment strategy to track a different benchmark index.

(2)	The S&P Insurance Select Industry Index inception date is September 12, 2011.

Precise in a world that isn’t. SM	49

PORTFOLIO MANAGEMENT

investment adviser
SSgA FM serves as the investment adviser to the Fund.

portfolio managers
The professionals primarily responsible for the day-to-day management of the Fund are Mike Feehily and John Tucker.

mike feehily, cfa, is a Managing Director of the Adviser. He joined the Adviser in 1997, moved to State Street Global Markets LLC in 2006 and rejoined the Adviser in 2010.

john tucker, cfa, is a Managing Director of the Adviser. He joined the Adviser in 1988.

For important information about the purchase and sale of Fund shares and tax information, please turn to “Summary Information about Purchases, Sales and Taxes” on page 133 of the Prospectus.

50	Precise in a world that isn’t. SM

SPDR® S&P Mortgage Finance ETF

INVESTMENT OBJECTIVE
The SPDR S&P Mortgage Finance ETF (the “Fund”) seeks to replicate as closely as possible, before expenses, the performance of an index derived from the mortgage banking, processing and marketing segment of the U.S. financial services industry.

FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. This table and the example below do not reflect brokerage commissions you may pay on purchases and sales of the Fund’s shares.

annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment):

MANAGEMENT FEES	0.35%

DISTRIBUTION AND SERVICE (12b-1) FEES (1)	None

OTHER EXPENSES (2)	0.00%

TOTAL ANNUAL FUND OPERATING EXPENSES (2)	0.35%

(1)	The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which payments of up to 0.25% of average daily net assets may be made, however, the Board has determined that no such payments will be made through at least October 31, 2012.

(2)	Amounts do not reflect certain other expenses of 0.01% incurred during the prior fiscal year which are not expected to be incurred during the current fiscal year.

example:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

YEAR 1	YEAR 3	YEAR 5	YEAR 10

$36	$113	$197	$443

portfolio turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 35% of the average value of its portfolio.

THE FUND’S PRINCIPAL INVESTMENT STRATEGY
In seeking to track the performance of the S&P Mortgage Finance Select Industry Index (the “Index”), the Fund employs a replication strategy, which means that the Fund typically invests in substantially all of the securities represented in the Index in approximately the same proportions as the Index.

Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index. The Fund will provide shareholders with at least 60 days notice prior to any material change in this 80% investment policy. In addition, the Fund may invest in equity securities that are not included in the Index, cash and cash equivalents or money market instruments, such as repurchase agreements and money market

Precise in a world that isn’t. SM	51

funds (including money market funds advised by SSgA Funds Management, Inc. (“SSgA FM” or the “Adviser”), the investment adviser to the Fund).

The Index represents the mortgage finance industry group of the S&P Total Market Index (“S&P TMI”). The Index is one of twenty-five (25) of the S&P Select Industry Indices (the “Select Industry Indices”), each designed to measure the performance of a narrow sub-industry or group of sub-industries determined based on the Global Industry Classification Standards (“GICS”). Membership in the Select Industry Indices is based on the GICS classification, as well as liquidity and market cap requirements. Companies in the Select Industry Indices are classified based primarily on revenues; however, earnings and market perception are also considered. The Index consists of the S&P TMI constituents belonging to the particular GICS sub-industry or group of sub-industries that satisfy the following criteria: (i) have a float-adjusted market capitalization above $1 billion with a float-adjusted liquidity ratio (defined by dollar value traded over the previous 12 months divided by the float-adjusted market capitalization as of the index rebalancing reference date) above 90% or have a float-adjusted market capitalization above $600 million with a float-adjusted liquidity ratio (as defined above) above 150%; and (ii) are U.S. based companies. The length of time to evaluate liquidity is reduced to the available trading period for initial public offerings or spin-offs that do not have 12 months of trading history. If there are fewer than 35 stocks, stocks from a supplementary list of highly correlated sub-industries that meet the market capitalization and liquidity thresholds are included in order of their float-adjusted market capitalization. The market capitalization threshold may be relaxed to ensure that there are at least 22 stocks in the Index as of the rebalancing effective date. Existing Index constituents are removed at the quarterly rebalancing effective date if either their float-adjusted market capitalization falls below $500 million or their float-adjusted liquidity ratio falls below 50%. The market capitalization threshold and the liquidity threshold are each reviewed from time to time based on market conditions. Rebalancing occurs on the third Friday of the quarter ending month. The S&P TMI tracks all the U.S. common stocks listed on the NYSE (including NYSE Arca and NYSE Amex), the NASDAQ Global Select Market, the NASDAQ Select Market and the NASDAQ Capital Market. The Index is a modified equal weighted index. As of September 30, 2011, the Index was comprised of 42 stocks.

The Index is sponsored by Standard & Poor’s Financial Services LLC (the “Index Provider”) which is not affiliated with the Fund or the Adviser. The Index Provider determines the composition of the Index, relative weightings of the securities in the Index and publishes information regarding the market value of the Index.

PRINCIPAL RISKS OF INVESTING IN THE FUND
As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.

passive strategy/index risk: The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower than if the Fund employed an active strategy.

index tracking risk: While the Adviser seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund’s return may not match or achieve a high degree of correlation with the return of the Index due to operating expenses, transaction costs, cash flows, regulatory requirements and operational inefficiencies. For example, the Adviser anticipates that it may take several business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.

mortgage sector risk: The Fund’s assets will generally be concentrated in the mortgage industry, which means the Fund will be more affected by the performance of the mortgage industry versus a fund that was more diversified. The mortgage industry can be significantly affected by regulatory changes, interest rate movements, home mortgage demand, refinancing activity, and residential delinquency trends. The residential real estate finance industry has changed rapidly over the last decade. Regulatory changes at banks and other federally insured institutions, in response to a high failure rate, have led to high capital ratios and more prudent underwriting. This reduced capacity has created growth opportunities for uninsured companies and secondary market products to fill

52	Precise in a world that isn’t. SM

unmet demand for home loans. Significant changes are occurring in the origination, packaging, marketing and selling, holding, and insuring of mortgage products.

equity investing risk: An investment in the Fund involves risks similar to those of investing in any fund of equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices.

non-diversification risk: The Fund is non-diversified and may invest a larger percentage of its assets in securities of a few issuers or a single issuer than that of a diversified fund. As a result, the Fund’s performance may be disproportionately impacted by the performance of relatively few securities.

FUND PERFORMANCE
The following bar chart and table provide an indication of the risks of investing in the Fund by showing the Fund’s performance for the most recent calendar year and by showing how the Fund’s average annual returns for certain time periods compare with the average annual returns of the Index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at http://www.spdrs.com.

annual total return (year ended 12/31)*

2010	5.72

Highest Quarterly Return: 15.21% (Q1 2010)
Lowest Quarterly Return: -16.41% (Q2 2010)

* As of September 30, 2011, the Fund’s Calendar Year-To-Date return was -32.77%.

average annual total returns (for periods ending 12/31/10)
The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The returns after taxes can exceed the return before taxes due to an assumed tax benefit for a shareholder from realizing a capital loss on a sale of Fund shares.

		SINCE INCEPTION
	ONE YEAR	(4/29/09)

RETURN BEFORE TAXES	5.72%	4.25%

RETURN AFTER TAXES ON DISTRIBUTIONS	5.31%	3.82%

RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES	4.19%	3.59%

S&P MORTGAGE FINANCE SELECT INDUSTRY INDEX (1)(2) (reflects no deduction for fees, expenses or taxes)	N/A	N/A

KBW MORTGAGE FINANCE INDEX (1) (reflects no deduction for fees, expenses or taxes)	5.90%	4.50%

(1)	Effective October 24, 2011, the Fund has changed its benchmark index to the S&P Mortgage Finance Select Industry Index from the KBW Mortgage Finance Index. The Fund’s performance in the table above is based on the Fund’s prior investment strategy to track a different benchmark index.

(2)	The S&P Mortgage Finance Select Industry Index inception date is September 12, 2011.

Precise in a world that isn’t. SM	53

PORTFOLIO MANAGEMENT

investment adviser
SSgA FM serves as the investment adviser to the Fund.

portfolio managers
The professionals primarily responsible for the day-to-day management of the Fund are Mike Feehily and John Tucker.

mike feehily, cfa, is a Managing Director of the Adviser. He joined the Adviser in 1997, moved to State Street Global Markets LLC in 2006 and rejoined the Adviser in 2010.

john tucker, cfa, is a Managing Director of the Adviser. He joined the Adviser in 1988.

For important information about the purchase and sale of Fund shares and tax information, please turn to “Summary Information about Purchases, Sales and Taxes” on page 133 of the Prospectus.

54	Precise in a world that isn’t. SM

SPDR® S&P Regional Banking ETF

INVESTMENT OBJECTIVE
The SPDR S&P Regional Banking ETF (the “Fund”) seeks to replicate as closely as possible, before expenses, the performance of an index derived from the regional banking segment of the U.S. banking industry.

FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. This table and the example below do not reflect brokerage commissions you may pay on purchases and sales of the Fund’s shares.

annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment):

MANAGEMENT FEES	0.35%

DISTRIBUTION AND SERVICE (12b-1) FEES (1)	None

OTHER EXPENSES (2)	0.00%

TOTAL ANNUAL FUND OPERATING EXPENSES (2)	0.35%

(1)	The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which payments of up to 0.25% of average daily net assets may be made, however, the Board has determined that no such payments will be made through at least October 31, 2012.

(2)	Amounts do not reflect certain other expenses of 0.01% incurred during the prior fiscal year which are not expected to be incurred during the current fiscal year.

example:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

YEAR 1	YEAR 3	YEAR 5	YEAR 10

$36	$113	$197	$443

portfolio turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 13% of the average value of its portfolio.

THE FUND’S PRINCIPAL INVESTMENT STRATEGY
In seeking to track the performance of the S&P Regional Banks Select Industry Index (the “Index”), the Fund employs a replication strategy, which means that the Fund typically invests in substantially all of the securities represented in the Index in approximately the same proportions as the Index.

Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index. The Fund will provide shareholders with at least 60 days notice prior to any material change in this 80% investment policy. In addition, the Fund may invest in equity securities that are not included in the Index, cash and cash equivalents or money market instruments, such as repurchase agreements and money market

Precise in a world that isn’t. SM	55

funds (including money market funds advised by SSgA Funds Management, Inc. (“SSgA FM” or the “Adviser”), the investment adviser to the Fund).

The Index represents the regional banks industry group of the S&P Total Market Index (“S&P TMI”). The Index is one of twenty-five (25) of the S&P Select Industry Indices (the “Select Industry Indices”), each designed to measure the performance of a narrow sub-industry or group of sub-industries determined based on the Global Industry Classification Standards (“GICS”). Membership in the Select Industry Indices is based on the GICS classification, as well as liquidity and market cap requirements. Companies in the Select Industry Indices are classified based primarily on revenues; however, earnings and market perception are also considered. The Index consists of the S&P TMI constituents belonging to the particular GICS sub-industry or group of sub-industries that satisfy the following criteria: (i) float-adjusted market capitalization above $500 million with a float-adjusted liquidity ratio (defined by dollar value traded over the previous 12 months divided by the float-adjusted market capitalization as of the index rebalancing reference date) above 90% or have a float-adjusted market capitalization above $400 million with a float-adjusted liquidity ratio (as defined above) above 150%; and (ii) are U.S. based companies. The length of time to evaluate liquidity is reduced to the available trading period for initial public offerings or spin-offs that do not have 12 months of trading history. If there are fewer than 35 stocks, stocks from a supplementary list of highly correlated sub-industries that meet the market capitalization and liquidity thresholds are included in order of their float-adjusted market capitalization. The market capitalization threshold may be relaxed to ensure that there are at least 22 stocks in the Index as of the rebalancing effective date. Existing Index constituents are removed at the quarterly rebalancing effective date if either their float-adjusted market capitalization falls below $300 million or their float-adjusted liquidity ratio falls below 50%. The market capitalization threshold and the liquidity threshold are each reviewed from time to time based on market conditions. Rebalancing occurs on the third Friday of the quarter ending month. The S&P TMI tracks all the U.S. common stocks listed on the NYSE (including NYSE Arca and NYSE Amex), the NASDAQ Global Select Market, the NASDAQ Select Market and the NASDAQ Capital Market. The Index is a modified equal weighted index. As of September 30, 2011, the Index was comprised of 69 stocks.

The Index is sponsored by Standard & Poor’s Financial Services LLC (the “Index Provider”) which is not affiliated with the Fund or the Adviser. The Index Provider determines the composition of the Index, relative weightings of the securities in the Index and publishes information regarding the market value of the Index.

PRINCIPAL RISKS OF INVESTING IN THE FUND
As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.

passive strategy/index risk: The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower than if the Fund employed an active strategy.

index tracking risk: While the Adviser seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund’s return may not match or achieve a high degree of correlation with the return of the Index due to operating expenses, transaction costs, cash flows, regulatory requirements and operational inefficiencies. For example, the Adviser anticipates that it may take several business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.

banking sector risk: The Fund’s assets will generally be concentrated in the banking sector, which means the Fund will be more affected by the performance of the banking sector versus a fund that was more diversified. The performance of bank stocks may be affected by extensive governmental regulation which may limit both the amounts and types of loans and other financial commitments they can make, and the interest rates and fees they can charge and the amount of capital they must maintain. Profitability is largely dependent on the availability and cost of capital funds, and can fluctuate significantly when interest rates change. Credit losses resulting from financial difficulties of borrowers can negatively impact the sector. Banks may also be subject to severe price

56	Precise in a world that isn’t. SM

competition. The regional banking industry is highly competitive and failure to maintain or increase market share may result in lost market share.

equity investing risk: An investment in the Fund involves risks similar to those of investing in any fund of equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices.

non-diversification risk: The Fund is non-diversified and may invest a larger percentage of its assets in securities of a few issuers or a single issuer than that of a diversified fund. As a result, the Fund’s performance may be disproportionately impacted by the performance of relatively few securities.

FUND PERFORMANCE
The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for certain time periods compare with the average annual returns of the Index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at http://www.spdrs.com.

annual total return (years ended 12/31)*

2007	-22.01
2008	-18.33
2009	-22.00
2010	20.04

Highest Quarterly Return: 34.92% (Q3 2008)
Lowest Quarterly Return: -33.24% (Q1 2009)

* As of September 30, 2011, the Fund’s Calendar Year-To-Date return was -25.79%.

average annual total returns (for periods ending 12/31/10)
The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The returns after taxes can exceed the return before taxes due to an assumed tax benefit for a shareholder from realizing a capital loss on a sale of Fund shares.

		SINCE INCEPTION
	ONE YEAR	(6/19/06)

RETURN BEFORE TAXES	20.04%	-9.63%

RETURN AFTER TAXES ON DISTRIBUTIONS	19.64%	-10.34%

RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES	13.21%	-8.17%

S&P REGIONAL BANKS SELECT INDUSTRY INDEX (1)(2) (reflects no deduction for fees, expenses or taxes)	N/A	N/A

KBW REGIONAL BANKING INDEX (1) (reflects no deduction for fees, expenses or taxes)	20.40%	-9.46%

(1)	Effective October 24, 2011, the Fund changed its benchmark index to the S&P Regional Banks Select Industry Index from the KBW Regional Banking Index. The Fund’s performance in the table above is based on the Fund’s prior investment strategy to track a different benchmark index.

(2)	The S&P Regional Bank Select Industry Index inception date is September 12, 2011.

Precise in a world that isn’t. SM	57

PORTFOLIO MANAGEMENT

investment adviser
SSgA FM serves as the investment adviser to the Fund.

portfolio managers
The professionals primarily responsible for the day-to-day management of the Fund are Mike Feehily and John Tucker.

mike feehily, cfa, is a Managing Director of the Adviser. He joined the Adviser in 1997, moved to State Street Global Markets LLC in 2006 and rejoined the Adviser in 2010.

john tucker, cfa, is a Managing Director of the Adviser. He joined the Adviser in 1988.

For important information about the purchase and sale of Fund shares and tax information, please turn to “Summary Information about Purchases, Sales and Taxes” on page 133 of the Prospectus.

58	Precise in a world that isn’t. SM

SPDR® Morgan Stanley Technology ETF

INVESTMENT OBJECTIVE
The SPDR Morgan Stanley Technology ETF (the “Fund”) seeks to provide investment results that, before expenses, correspond generally to the total return performance of an index that tracks the performance of publicly traded electronics-based technology companies.

FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. This table and the example below do not reflect brokerage commissions you may pay on purchases and sales of the Fund’s shares.

annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment):

MANAGEMENT FEES	0.50%

DISTRIBUTION AND SERVICE (12b-1) FEES (1)	None

OTHER EXPENSES (2)	0.00%

TOTAL ANNUAL FUND OPERATING EXPENSES (2)	0.50%

(1)	The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which payments of up to 0.25% of average daily net assets may be made, however, the Board has determined that no such payments will be made through at least October 31, 2012.

(2)	Amounts do not reflect certain other expenses of 0.03% incurred during the prior fiscal year which are not expected to be incurred during the current fiscal year.

example:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

YEAR 1	YEAR 3	YEAR 5	YEAR 10

$51	$160	$280	$628

portfolio turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 10% of the average value of its portfolio.

THE FUND’S PRINCIPAL INVESTMENT STRATEGY
In seeking to track the performance of the Morgan Stanley Technology Index (the “Index”), the Fund employs a replication strategy, which means that the Fund typically invests in substantially all of the securities represented in the Index in approximately the same proportions as the Index.

Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index. The Fund will provide shareholders with at least 60 days notice prior to any material change in this 80% investment policy. In addition, the Fund may invest in equity securities that are not included in the Index, cash and cash equivalents or money market instruments, such as repurchase agreements and money market

Precise in a world that isn’t. SM	59

funds (including money market funds advised by SSgA Funds Management, Inc. (“SSgA FM” or the “Adviser”), the investment adviser to the Fund).

The Index is composed purely of electronics-based technology companies. The Index was the first listed broad-market technology barometer dedicated exclusively to the electronics-based technology industry. The Index comprises companies drawn from the following technology sub-sectors: computer services; design software; server software, PC software and new media; networking and telecom equipment; server hardware, PC hardware and peripherals; specialized systems; and semiconductors. The New York Stock Exchange (“NYSE”) calculates the Index. Morgan Stanley & Co. Incorporated acts as consultant to the NYSE in connection with NYSE’s maintenance of the Index. The Index is equal-dollar-weighted to ensure that each of its component securities is represented in approximate equal dollar value. To ensure that each component stock continues to represent approximate equal market value in the Index, adjustments, if necessary, are made annually after the close of trading on the third Friday of December. As of September 30, 2011, the Index was comprised of 35 stocks.

The Index is sponsored by Morgan Stanley & Co. Incorporated (the “Index Provider”) which is not affiliated with the Fund or the Adviser. The Index Provider determines the composition of the Index, relative weightings of the securities in the Index and publishes information regarding the market value of the Index.

PRINCIPAL RISKS OF INVESTING IN THE FUND
As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.

passive strategy/index risk: The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower than if the Fund employed an active strategy.

index tracking risk: While the Adviser seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund’s return may not match or achieve a high degree of correlation with the return of the Index due to operating expenses, transaction costs, cash flows, regulatory requirements and operational inefficiencies. For example, the Adviser anticipates that it may take several business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.

technology sector risk: The Fund’s assets will generally be concentrated in the technology industry, which means the Fund will be more affected by the performance of the technology industry versus a fund that was more diversified. The Fund is subject to the risk that market or economic factors impacting technology companies and companies that rely heavily on technology advances could have a major effect on the value of the Fund’s investments. The value of stocks of technology companies and companies that rely heavily on technology is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition, both domestically and internationally, including competition from foreign competitors with lower production costs. Technology companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market. Additionally, companies in the technology sector may face dramatic and often unpredictable changes in growth rates and competition for the services of qualified personnel.

equity investing risk: An investment in the Fund involves risks similar to those of investing in any fund of equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices.

non-diversification risk: The Fund is non-diversified and may invest a larger percentage of its assets in securities of a few issuers or a single issuer than that of a diversified fund. As a result, the Fund’s performance may be disproportionately impacted by the performance of relatively few securities.

60	Precise in a world that isn’t. SM

FUND PERFORMANCE
The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for certain time periods compare with the average annual returns of the Index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at http://www.spdrs.com.

annual total return (years ended 12/31)*

2001	-24.33
2002	-43.44
2003	65.05
2004	6.56
2005	2.85
2006	8.83
2007	9.73
2008	-44.91
2009	70.21
2010	15.41

Highest Quarterly Return: 35.54% (Q4 2001)
Lowest Quarterly Return: -35.46% (Q3 2001)

* As of September 30, 2011, the Fund’s Calendar Year-To-Date return was -15.57%.

average annual total returns (for periods ending 12/31/10)
The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The returns after taxes can exceed the return before taxes due to an assumed tax benefit for a shareholder from realizing a capital loss on a sale of Fund shares.

	ONE YEAR	FIVE YEARS	TEN YEARS

RETURN BEFORE TAXES	15.41%	5.26%	0.01%

RETURN AFTER TAXES ON DISTRIBUTIONS	15.32%	5.21%	-0.02%

RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES	10.11%	4.52%	0.00%

MORGAN STANLEY TECHNOLOGY INDEX (reflects no deduction for fees, expenses or taxes)	16.03%	5.75%	0.50%

PORTFOLIO MANAGEMENT

investment adviser
SSgA FM serves as the investment adviser to the Fund.

portfolio managers
The professionals primarily responsible for the day-to-day management of the Fund are Mike Feehily and John Tucker.

mike feehily, cfa, is a Managing Director of the Adviser. He joined the Adviser in 1997, moved to State Street Global Markets LLC in 2006 and rejoined the Adviser in 2010.

john tucker, cfa, is a Managing Director of the Adviser. He joined the Adviser in 1988.

For important information about the purchase and sale of Fund shares and tax information, please turn to “Summary Information about Purchases, Sales and Taxes” on page 133 of the Prospectus.

Precise in a world that isn’t. SM	61

SPDR® S&P® Dividend ETF

INVESTMENT OBJECTIVE
The SPDR S&P Dividend ETF (the “Fund”) seeks to provide investment results that, before expenses, correspond generally to the total return performance of an index that tracks the performance of publicly traded issuers that have historically followed a policy of making dividend payments.

FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. This table and the example below do not reflect brokerage commissions you may pay on purchases and sales of the Fund’s shares.

annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment):

MANAGEMENT FEES	0.35%

DISTRIBUTION AND SERVICE (12b-1) FEES (1)	None

OTHER EXPENSES (2)	0.00%

TOTAL ANNUAL FUND OPERATING EXPENSES (2)	0.35%

(1)	The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which payments of up to 0.25% of average daily net assets may be made, however, the Board has determined that no such payments will be made through at least October 31, 2012.

(2)	Amounts do not reflect certain other expenses of 0.01% incurred during the prior fiscal year which are not expected to be incurred during the current fiscal year.

example:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

YEAR 1	YEAR 3	YEAR 5	YEAR 10

$36	$113	$197	$443

portfolio turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 52% of the average value of its portfolio.

THE FUND’S PRINCIPAL INVESTMENT STRATEGY
In seeking to track the performance of the S&P High Yield Dividend Aristocrats Index (the “Index”), the Fund employs a replication strategy, which means that the Fund typically invests in substantially all of the securities represented in the Index in approximately the same proportions as the Index.

Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index. The Fund will provide shareholders with at least 60 days notice prior to any material change in this 80% investment policy. In addition, the Fund may invest in equity securities that are not included in the Index, cash and cash equivalents or money market instruments, such as repurchase agreements and money market

62	Precise in a world that isn’t. SM

funds (including money market funds advised by SSgA Funds Management, Inc. (“SSgA FM” or the “Adviser”), the investment adviser to the Fund).

The Index is designed to measure the performance of the 60 highest dividend yielding S&P Composite 1500® Index constituents that have followed a managed-dividends policy of consistently increasing dividends every year for at least 25 consecutive years. Stocks included in the Index have both capital growth and dividend income characteristics, as opposed to stocks that are pure yield, or pure capital oriented. Stocks within the Index are weighted by indicated yield (annualized gross dividend payment per share divided by price per share) and weight-adjusted each quarter. The Index components are reviewed annually in December for continued inclusion in the Index and re-weighted quarterly in March, June and September. A component stock may be removed from the Index if 1) during the year-end review, dividends did not increase from the previous year or a company falls out of the top 60 of index eligible companies in terms of indicated dividend yield, 2) at quarterly rebalancings, the company ranks 70 or higher in terms of indicated dividend yield, where “higher” means lower yield, or 3) at any time during the year, a company is removed from the S&P Composite 1500 Index. As of September 30, 2011, the Index was comprised of 60 stocks.

The Index is sponsored by Standard & Poor’s Financial Services LLC (the “Index Provider”) which is not affiliated with the Fund or the Adviser. The Index Provider determines the composition of the Index, relative weightings of the securities in the Index and publishes information regarding the market value of the Index.

PRINCIPAL RISKS OF INVESTING IN THE FUND
As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.

passive strategy/index risk: The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower than if the Fund employed an active strategy.

index tracking risk: While the Adviser seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund’s return may not match or achieve a high degree of correlation with the return of the Index due to operating expenses, transaction costs, cash flows, regulatory requirements and operational inefficiencies. For example, the Adviser anticipates that it may take several business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.

equity investing risk: An investment in the Fund involves risks similar to those of investing in any fund of equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices.

non-diversification risk: The Fund is non-diversified and may invest a larger percentage of its assets in securities of a few issuers or a single issuer than that of a diversified fund. As a result, the Fund’s performance may be disproportionately impacted by the performance of relatively few securities.

Precise in a world that isn’t. SM	63

FUND PERFORMANCE
The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for certain time periods compare with the average annual returns of the Index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at http://www.spdrs.com.

annual total return (years ended 12/31)*

2006	17.74
2007	-6.39
2008	-23.02
2009	19.12
2010	16.43

Highest Quarterly Return: 17.28% (Q3 2009)
Lowest Quarterly Return: -16.22% (Q4 2008)

* As of September 30, 2011, the Fund’s Calendar Year-To-Date return was -4.29%.

average annual total returns (for periods ending 12/31/10)
The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The returns after taxes can exceed the return before taxes due to an assumed tax benefit for a shareholder from realizing a capital loss on a sale of Fund shares.

			SINCE INCEPTION
	ONE YEAR	FIVE YEARS	(11/8/05)

RETURN BEFORE TAXES	16.43%	3.31%	3.55%

RETURN AFTER TAXES ON DISTRIBUTIONS	15.67%	2.53%	2.78%

RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES	11.19%	2.62%	2.83%

S&P HIGH YIELD DIVIDEND ARISTOCRATS INDEX (reflects no deduction for fees, expenses or taxes)	16.80%	3.42%	3.66%

PORTFOLIO MANAGEMENT

investment adviser
SSgA FM serves as the investment adviser to the Fund.

portfolio managers
The professionals primarily responsible for the day-to-day management of the Fund are Mike Feehily and John Tucker.

mike feehily, cfa, is a Managing Director of the Adviser. He joined the Adviser in 1997, moved to State Street Global Markets LLC in 2006 and rejoined the Adviser in 2010.

john tucker, cfa, is a Managing Director of the Adviser. He joined the Adviser in 1988.

For important information about the purchase and sale of Fund shares and tax information, please turn to “Summary Information about Purchases, Sales and Taxes” on page 133 of the Prospectus.

64	Precise in a world that isn’t. SM

SPDR® S&P® Aerospace & Defense ETF

INVESTMENT OBJECTIVE
The SPDR S&P Aerospace & Defense ETF (the “Fund”) seeks to replicate as closely as possible, before expenses, the performance of an index derived from the aerospace and defense segment of a U.S. total market composite index.

FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. This table and the example below do not reflect brokerage commissions you may pay on purchases and sales of the Fund’s shares.

annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment):

MANAGEMENT FEES	0.35%

DISTRIBUTION AND SERVICE (12b-1) FEES (1)	None

OTHER EXPENSES (2)	0.00%

TOTAL ANNUAL FUND OPERATING EXPENSES	0.35%

(1)	The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which payments of up to 0.25% of average daily net assets may be made, however, the Board has determined that no such payments will be made through at least October 31, 2012.

(2)	“Other Expenses” are based on estimated amounts for the current fiscal year.

example:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

YEAR 1	YEAR 3

$36	$113

portfolio turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.

THE FUND’S PRINCIPAL INVESTMENT STRATEGY
In seeking to track the performance of the S&P Aerospace & Defense Select Industry Index (the “Index”), the Fund employs a replication strategy, which means that the Fund typically invests in substantially all of the securities represented in the Index in approximately the same proportions as the Index.

Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index. The Fund will provide shareholders with at least 60 days notice prior to any material change in this 80% investment policy. In addition, the Fund may invest in equity securities that are not included in the Index, cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by SSgA Funds Management, Inc. (“SSgA FM” or the “Adviser”), the investment adviser to the Fund).

Precise in a world that isn’t. SM	65

The Index represents the aerospace and defense industry group of the S&P Total Market Index (“S&P TMI”). The Index is one of twenty-five (25) of the S&P Select Industry Indices (the “Select Industry Indices”), each designed to measure the performance of a narrow sub-industry or group of sub-industries determined based on the Global Industry Classification Standards (“GICS”). Membership in the Select Industry Indices is based on the GICS classification, as well as liquidity and market cap requirements. Companies in the Select Industry Indices are classified based primarily on revenues; however, earnings and market perception are also considered. The Index consists of the S&P TMI constituents belonging to the particular GICS sub-industry or group of sub-industries that satisfy the following criteria: (i) have a float-adjusted market capitalization above $500 million with a float-adjusted liquidity ratio (defined by dollar value traded over the previous 12 months divided by the float-adjusted market capitalization as of the index rebalancing reference date) above 90% or have a float-adjusted market capitalization above $400 million with a float-adjusted liquidity ratio (as defined above) above 150%; and (ii) are U.S. based companies. The length of time to evaluate liquidity is reduced to the available trading period for initial public offerings or spin-offs that do not have 12 months of trading history. If there are fewer than 35 stocks, stocks from a supplementary list of highly correlated sub-industries that meet the market capitalization and liquidity thresholds are included in order of their float-adjusted market capitalization. The market capitalization threshold may be relaxed to ensure that there are at least 22 stocks in the Index as of the rebalancing effective date. Existing Index constituents are removed at the quarterly rebalancing effective date if either their float-adjusted market capitalization falls below $300 million or their float-adjusted liquidity ratio falls below 50%. The market capitalization threshold and the liquidity threshold are each reviewed from time to time based on market conditions. Rebalancing occurs on the third Friday of the quarter ending month. The S&P TMI tracks all the U.S. common stocks listed on the NYSE (including NYSE Arca and NYSE Amex), the NASDAQ Global Select Market, the NASDAQ Select Market and the NASDAQ Capital Market. The Index is an equal weighted market cap index. As of September 30, 2011, the Index was comprised of 34 stocks.

The Index is sponsored by Standard & Poor’s Financial Services LLC (the “Index Provider”) which is not affiliated with the Fund or the Adviser. The Index Provider determines the composition of the Index, relative weightings of the securities in the Index and publishes information regarding the market value of the Index.

PRINCIPAL RISKS OF INVESTING IN THE FUND
As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.

passive strategy/index risk: The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower than if the Fund employed an active strategy.

index tracking risk: While the Adviser seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund’s return may not match or achieve a high degree of correlation with the return of the Index due to operating expenses, transaction costs, cash flows, regulatory requirements and operational inefficiencies. For example, the Adviser anticipates that it may take several business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.

aerospace and defense sector risk: The Fund’s assets will generally be concentrated in the aerospace and defense industry, which means the Fund will be more affected by the performance of the aerospace and defense industry versus a fund that was more diversified. The aerospace and defense industry can be significantly affected by government aerospace and defense regulation and spending policies because companies involved in this industry rely to a significant extent on U.S. (and other) government demand for their products and services. Thus, the financial condition of, and investor interest in, aerospace and defense companies are heavily influenced by governmental defense spending policies which are typically under pressure from efforts to control the U.S. (and other) government budgets.

66	Precise in a world that isn’t. SM

equity investing risk: An investment in the Fund involves risks similar to those of investing in any fund of equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices.

non-diversification risk: The Fund is non-diversified and may invest a larger percentage of its assets in securities of a few issuers or a single issuer than that of a diversified fund. As a result, the Fund’s performance may be disproportionately impacted by the performance of relatively few securities.

FUND PERFORMANCE
The Fund has not yet completed a full calendar year of investment operations and therefore does not have any performance history. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s returns based on net assets and comparing the Fund’s performance to the Index.

PORTFOLIO MANAGEMENT

investment adviser
SSgA FM serves as the investment adviser to the Fund.

portfolio managers
The professionals primarily responsible for the day-to-day management of the Fund are Mike Feehily and John Tucker.

mike feehily, cfa, is a Managing Director of the Adviser. He joined the Adviser in 1997, moved to State Street Global Markets LLC in 2006 and rejoined the Adviser in 2010.

john tucker, cfa, is a Managing Director of the Adviser. He joined the Adviser in 1988.

For important information about the purchase and sale of Fund shares and tax information, please turn to “Summary Information about Purchases, Sales and Taxes” on page 133 of the Prospectus.

Precise in a world that isn’t. SM	67

SPDR® S&P® Biotech ETF

INVESTMENT OBJECTIVE
The SPDR S&P Biotech ETF (the “Fund”) seeks to replicate as closely as possible, before expenses, the performance of an index derived from the biotechnology segment of a U.S. total market composite index.

FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. This table and the example below do not reflect brokerage commissions you may pay on purchases and sales of the Fund’s shares.

annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment):

MANAGEMENT FEES	0.35%

DISTRIBUTION AND SERVICE (12b-1) FEES (1)	None

OTHER EXPENSES (2)	0.00%

TOTAL ANNUAL FUND OPERATING EXPENSES (2)	0.35%

(1)	The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which payments of up to 0.25% of average daily net assets may be made, however, the Board has determined that no such payments will be made through at least October 31, 2012.

(2)	Amounts do not reflect certain other expenses of 0.02% incurred during the prior fiscal year which are not expected to be incurred during the current fiscal year.

example:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

YEAR 1	YEAR 3	YEAR 5	YEAR 10

$36	$113	$197	$443

portfolio turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 74% of the average value of its portfolio.

THE FUND’S PRINCIPAL INVESTMENT STRATEGY
In seeking to track the performance of the S&P Biotechnology Select Industry Index (the “Index”), the Fund employs a replication strategy, which means that the Fund typically invests in substantially all of the securities represented in the Index in approximately the same proportions as the Index.

Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index. The Fund will provide shareholders with at least 60 days notice prior to any material change in this 80% investment policy. In addition, the Fund may invest in equity securities that are not included in the Index, cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by SSgA Funds Management, Inc. (“SSgA FM” or the “Adviser”), the investment adviser to the Fund).

68	Precise in a world that isn’t. SM

The Index represents the biotechnology industry group of the S&P Total Market Index (“S&P TMI”). The Index is one of twenty-five (25) of the S&P Select Industry Indices (the “Select Industry Indices”), each designed to measure the performance of a narrow sub-industry or group of sub-industries determined based on the Global Industry Classification Standards (“GICS”). Membership in the Select Industry Indices is based on the GICS classification, as well as liquidity and market cap requirements. Companies in the Select Industry Indices are classified based primarily on revenues; however, earnings and market perception are also considered. The Index consists of the S&P TMI constituents belonging to the particular GICS sub-industry or group of sub-industries that satisfy the following criteria: (i) have a float-adjusted market capitalization above $500 million with a float-adjusted liquidity ratio (defined by dollar value traded over the previous 12 months divided by the float-adjusted market capitalization as of the index rebalancing reference date) above 90% or have a float-adjusted market capitalization above $400 million with a float-adjusted liquidity ratio (as defined above) above 150%; and (ii) are U.S. based companies. The length of time to evaluate liquidity is reduced to the available trading period for initial public offerings or spin-offs that do not have 12 months of trading history. If there are fewer than 35 stocks, stocks from a supplementary list of highly correlated sub-industries that meet the market capitalization and liquidity thresholds are included in order of their float-adjusted market capitalization. The market capitalization threshold may be relaxed to ensure that there are at least 22 stocks in the Index as of the rebalancing effective date. Existing Index constituents are removed at the quarterly rebalancing effective date if either their float-adjusted market capitalization falls below $300 million or their float-adjusted liquidity ratio falls below 50%. The market capitalization threshold and the liquidity threshold are each reviewed from time to time based on market conditions. Rebalancing occurs on the third Friday of the quarter ending month. The S&P TMI tracks all the U.S. common stocks listed on the NYSE (including NYSE Arca and NYSE Amex), the NASDAQ Global Select Market, the NASDAQ Select Market and the NASDAQ Capital Market. The Index is an equal weighted market cap index. As of 45, the Index was comprised of September 30, 2011 stocks.

The Index is sponsored by Standard & Poor’s Financial Services LLC (the “Index Provider”) which is not affiliated with the Fund or the Adviser. The Index Provider determines the composition of the Index, relative weightings of the securities in the Index and publishes information regarding the market value of the Index.

PRINCIPAL RISKS OF INVESTING IN THE FUND
As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.

passive strategy/index risk: The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower than if the Fund employed an active strategy.

index tracking risk: While the Adviser seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund’s return may not match or achieve a high degree of correlation with the return of the Index due to operating expenses, transaction costs, cash flows, regulatory requirements and operational inefficiencies. For example, the Adviser anticipates that it may take several business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.

biotechnology sector risk: The Fund’s assets will generally be concentrated in the biotechnology industry, which means the Fund will be more affected by the performance of the biotechnology industry versus a fund that was more diversified. Companies within the biotech industry invest heavily in research and development which may not necessarily lead to commercially successful products. This industry is also subject to increased governmental regulation which may delay or inhibit the release of new products. Many biotech companies are dependent upon their ability to use and enforce intellectual property rights and patents. Any impairment of such rights may have adverse financial consequences. Biotech stocks, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market. Biotech companies can be significantly affected by technological change and obsolescence, product liability lawsuits and consequential high insurance costs.

Precise in a world that isn’t. SM	69

equity investing risk: An investment in the Fund involves risks similar to those of investing in any fund of equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices.

non-diversification risk: The Fund is non-diversified and may invest a larger percentage of its assets in securities of a few issuers or a single issuer than that of a diversified fund. As a result, the Fund’s performance may be disproportionately impacted by the performance of relatively few securities.

FUND PERFORMANCE
The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for certain time periods compare with the average annual returns of the Index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at http://www.spdrs.com.

annual total return (years ended 12/31)*

2007	29.10
2008	-8.81
2009	0.47
2010	17.59

Highest Quarterly Return: 14.65% (Q3 2010)
Lowest Quarterly Return: -13.57% (Q2 2010)

* As of September 30, 2011, the Fund’s Calendar Year-To-Date return was -5.60%.

average annual total returns (for periods ending 12/31/10)
The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The returns after taxes can exceed the return before taxes due to an assumed tax benefit for a shareholder from realizing a capital loss on a sale of Fund shares.

		SINCE INCEPTION
	ONE YEAR	(1/31/06)

RETURN BEFORE TAXES	17.59%	5.35%

RETURN AFTER TAXES ON DISTRIBUTIONS	17.59%	5.27%

RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES	11.44%	4.59%

S&P BIOTECHNOLOGY SELECT INDUSTRY INDEX (reflects no deduction for fees, expenses or taxes)	17.93%	5.68%

70	Precise in a world that isn’t. SM

PORTFOLIO MANAGEMENT

investment adviser
SSgA FM serves as the investment adviser to the Fund.

portfolio managers
The professionals primarily responsible for the day-to-day management of the Fund are Mike Feehily and John Tucker.

mike feehily, cfa, is a Managing Director of the Adviser. He joined the Adviser in 1997, moved to State Street Global Markets LLC in 2006 and rejoined the Adviser in 2010.

john tucker, cfa, is a Managing Director of the Adviser. He joined the Adviser in 1988.

For important information about the purchase and sale of Fund shares and tax information, please turn to “Summary Information about Purchases, Sales and Taxes” on page 133 of the Prospectus.

Precise in a world that isn’t. SM	71

SPDR® S&P® Building & Construction ETF

INVESTMENT OBJECTIVE
The SPDR S&P Building & Construction ETF (the “Fund”) seeks to replicate as closely as possible, before expenses, the performance of an index derived from the building and construction segment of a U.S. total market composite index.

FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. This table and the example below do not reflect brokerage commissions you may pay on purchases and sales of the Fund’s shares.

annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment):

MANAGEMENT FEES	0.35%

DISTRIBUTION AND SERVICE (12b-1) FEES (1)	None

OTHER EXPENSES (2)	0.00%

TOTAL ANNUAL FUND OPERATING EXPENSES	0.35%

(1)	The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which payments of up to 0.25% of average daily net assets may be made, however, the Board has determined that no such payments will be made through at least October 31, 2012.

(2)	“Other Expenses” are based on estimated amounts for the current fiscal year.

example:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

YEAR 1	YEAR 3

$36	$113

portfolio turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.

THE FUND’S PRINCIPAL INVESTMENT STRATEGY
In seeking to track the performance of the S&P Building & Construction Select Industry Index (the “Index”), the Fund employs a replication strategy, which means that the Fund typically invests in substantially all of the securities represented in the Index in approximately the same proportions as the Index.

Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index. The Fund will provide shareholders with at least 60 days notice prior to any material change in this 80% investment policy. In addition, the Fund may invest in equity securities that are not included in the Index, cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by SSgA Funds Management, Inc. (“SSgA FM” or the “Adviser”), the investment adviser to the Fund).

72	Precise in a world that isn’t. SM

The Index represents the building and construction industry group of the S&P Total Market Index (“S&P TMI”). The Index is one of twenty-five (25) of the S&P Select Industry Indices (the “Select Industry Indices”), each designed to measure the performance of a narrow sub-industry or group of sub-industries determined based on the Global Industry Classification Standards (“GICS”). Membership in the Select Industry Indices is based on the GICS classification, as well as liquidity and market cap requirements. Companies in the Select Industry Indices are classified based primarily on revenues; however, earnings and market perception are also considered. The Index consists of the S&P TMI constituents belonging to the particular GICS sub-industry or group of sub-industries that satisfy the following criteria: (i) have a float-adjusted market capitalization above $500 million with a float-adjusted liquidity ratio (defined by dollar value traded over the previous 12 months divided by the float-adjusted market capitalization as of the index rebalancing reference date) above 90% or have a float-adjusted market capitalization above $400 million with a float-adjusted liquidity ratio (as defined above) above 150%; and (ii) are U.S. based companies. The length of time to evaluate liquidity is reduced to the available trading period for initial public offerings or spin-offs that do not have 12 months of trading history. If there are fewer than 35 stocks, stocks from a supplementary list of highly correlated sub-industries that meet the market capitalization and liquidity thresholds are included in order of their float-adjusted market capitalization. The market capitalization threshold may be relaxed to ensure that there are at least 22 stocks in the Index as of the rebalancing effective date. Existing Index constituents are removed at the quarterly rebalancing effective date if either their float-adjusted market capitalization falls below $300 million or their float-adjusted liquidity ratio falls below 50%. The market capitalization threshold and the liquidity threshold are each reviewed from time to time based on market conditions. Rebalancing occurs on the third Friday of the quarter ending month. The S&P TMI tracks all the U.S. common stocks listed on the NYSE (including NYSE Arca and NYSE Amex), the NASDAQ Global Select Market, the NASDAQ Select Market and the NASDAQ Capital Market. The Index is an equal weighted market cap index. As of September 30, 2011, the Index was comprised of 113 stocks.

The Index is sponsored by Standard & Poor’s Financial Services LLC (the “Index Provider”) which is not affiliated with the Fund or the Adviser. The Index Provider determines the composition of the Index, relative weightings of the securities in the Index and publishes information regarding the market value of the Index.

PRINCIPAL RISKS OF INVESTING IN THE FUND
As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.

passive strategy/index risk: The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower than if the Fund employed an active strategy.

index tracking risk: While the Adviser seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund’s return may not match or achieve a high degree of correlation with the return of the Index due to operating expenses, transaction costs, cash flows, regulatory requirements and operational inefficiencies. For example, the Adviser anticipates that it may take several business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.

building and construction sector risk: The Fund’s assets will generally be concentrated in the building and construction industry, which means the Fund will be more affected by the performance of the building and construction industry versus a fund that was more diversified. Companies within the Index can be significantly affected by the national, regional and local residential and commercial real estate markets. This industry is also sensitive to interest rate fluctuations which can cause changes in the availability of mortgage capital and directly affect the purchasing power of potential homebuyers. The building industry can be significantly affected by changes in government spending, zoning laws, taxation, consumer confidence, real estate values, demographic patterns, building inventories, and the level of new and existing home sales. Natural disasters and environmental issues can also affect the building industry.

Precise in a world that isn’t. SM	73

equity investing risk: An investment in the Fund involves risks similar to those of investing in any fund of equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices.

non-diversification risk: The Fund is non-diversified and may invest a larger percentage of its assets in securities of a few issuers or a single issuer than that of a diversified fund. As a result, the Fund’s performance may be disproportionately impacted by the performance of relatively few securities.

FUND PERFORMANCE
The Fund had not commenced operations as of the date of this Prospectus and therefore the Fund does not have a full calendar year of performance information.

PORTFOLIO MANAGEMENT

investment adviser
SSgA FM serves as the investment adviser to the Fund.

portfolio managers
The professionals primarily responsible for the day-to-day management of the Fund are Mike Feehily and John Tucker.

mike feehily, cfa, is a Managing Director of the Adviser. He joined the Adviser in 1997, moved to State Street Global Markets LLC in 2006 and rejoined the Adviser in 2010.

john tucker, cfa, is a Managing Director of the Adviser. He joined the Adviser in 1988.

For important information about the purchase and sale of Fund shares and tax information, please turn to “Summary Information about Purchases, Sales and Taxes” on page 133 of the Prospectus.

74	Precise in a world that isn’t. SM

SPDR® S&P® Computer Hardware ETF

INVESTMENT OBJECTIVE
The SPDR S&P Computer Hardware ETF (the “Fund”) seeks to replicate as closely as possible, before expenses, the performance of an index derived from the computer hardware segment of a U.S. total market composite index.

FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. This table and the example below do not reflect brokerage commissions you may pay on purchases and sales of the Fund’s shares.

annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment):

MANAGEMENT FEES	0.35%

DISTRIBUTION AND SERVICE (12b-1) FEES (1)	None

OTHER EXPENSES (2)	0.00%

TOTAL ANNUAL FUND OPERATING EXPENSES	0.35%

(1)	The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which payments of up to 0.25% of average daily net assets may be made, however, the Board has determined that no such payments will be made through at least October 31, 2012.

(2)	“Other Expenses” are based on estimated amounts for the current fiscal year.

example:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

YEAR 1	YEAR 3

$36	$113

portfolio turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.

THE FUND’S PRINCIPAL INVESTMENT STRATEGY
In seeking to track the performance of the S&P Computer Hardware Select Industry Index (the “Index”), the Fund employs a replication strategy, which means that the Fund typically invests in substantially all of the securities represented in the Index in approximately the same proportions as the Index.

Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index. The Fund will provide shareholders with at least 60 days notice prior to any material change in this 80% investment policy. In addition, the Fund may invest in equity securities that are not included in the Index, cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by SSgA Funds Management, Inc. (“SSgA FM” or the “Adviser”), the investment adviser to the Fund).

Precise in a world that isn’t. SM	75

The Index represents the computer hardware industry group of the S&P Total Market Index (“S&P TMI”). The Index is one of twenty-five (25) of the S&P Select Industry Indices (the “Select Industry Indices”), each designed to measure the performance of a narrow sub-industry or group of sub-industries determined based on the Global Industry Classification Standards (“GICS”). Membership in the Select Industry Indices is based on the GICS classification, as well as liquidity and market cap requirements. Companies in the Select Industry Indices are classified based primarily on revenues; however, earnings and market perception are also considered. The Index consists of the S&P TMI constituents belonging to the particular GICS sub-industry or group of sub-industries that satisfy the following criteria: (i) have a float-adjusted market capitalization above $500 million with a float-adjusted liquidity ratio (defined by dollar value traded over the previous 12 months divided by the float-adjusted market capitalization as of the index rebalancing reference date) above 90% or have a float-adjusted market capitalization above $400 million with a float-adjusted liquidity ratio (as defined above) above 150%; and (ii) are U.S. based companies. The length of time to evaluate liquidity is reduced to the available trading period for initial public offerings or spin-offs that do not have 12 months of trading history. If there are fewer than 35 stocks, stocks from a supplementary list of highly correlated sub-industries that meet the market capitalization and liquidity thresholds are included in order of their float-adjusted market capitalization. The market capitalization threshold may be relaxed to ensure that there are at least 22 stocks in the Index as of the rebalancing effective date. Existing Index constituents are removed at the quarterly rebalancing effective date if either their float-adjusted market capitalization falls below $300 million or their float-adjusted liquidity ratio falls below 50%. The market capitalization threshold and the liquidity threshold are each reviewed from time to time based on market conditions. Rebalancing occurs on the third Friday of the quarter ending month. The S&P TMI tracks all the U.S. common stocks listed on the NYSE (including NYSE Arca and NYSE Amex), the NASDAQ Global Select Market, the NASDAQ Select Market and the NASDAQ Capital Market. The Index is an equal weighted market cap index. As of September 30, 2011, the Index was comprised of 35 stocks.

The Index is sponsored by Standard & Poor’s Financial Services LLC (the “Index Provider”) which is not affiliated with the Fund or the Adviser. The Index Provider determines the composition of the Index, relative weightings of the securities in the Index and publishes information regarding the market value of the Index.

PRINCIPAL RISKS OF INVESTING IN THE FUND
As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.

passive strategy/index risk: The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower than if the Fund employed an active strategy.

index tracking risk: While the Adviser seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund’s return may not match or achieve a high degree of correlation with the return of the Index due to operating expenses, transaction costs, cash flows, regulatory requirements and operational inefficiencies. For example, the Adviser anticipates that it may take several business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.

computer hardware sector risk: The Fund’s assets will generally be concentrated in the computer hardware industry, which means the Fund will be more affected by the performance of the computer hardware industry versus a fund that was more diversified. The Fund will concentrate in segments of the computer industry. The computer industry can be significantly affected by competitive pressures, aggressive pricing, technological developments, changing domestic demand, the ability to attract and retain skilled employees and availability and price of components. The market for products produced by computer companies is characterized by rapidly changing technology, rapid product obsolescence, cyclical market patterns, evolving industry standards and frequent new product introductions. The success of industry participants depends in substantial part on the timely and successful introduction of new products. An unexpected change in one or more of the technologies affecting an

76	Precise in a world that isn’t. SM

issuer’s products or in the market for products based on a particular technology could have a material adverse effect on a participant’s operating results.

Many computer companies rely on a combination of patents, copyrights, trademarks and trade secret laws to establish and protect their proprietary rights in their products and technologies. There can be no assurance that the steps taken by computer companies to protect their proprietary rights will be adequate to prevent misappropriation of their technology or that competitors will not independently develop technologies that are substantially equivalent or superior to such companies’ technology.

technology sector risk: The Fund is subject to the risk that market or economic factors impacting technology companies and companies that rely heavily on technology advances could have a major effect on the value of the Fund’s investments. The value of stocks of technology companies and companies that rely heavily on technology is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition, both domestically and internationally, including competition from foreign competitors with lower production costs. Technology companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market. Additionally, companies in the technology sector may face dramatic and often unpredictable changes in growth rates and competition for the services of qualified personnel.

equity investing risk: An investment in the Fund involves risks similar to those of investing in any fund of equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices.

non-diversification risk: The Fund is non-diversified and may invest a larger percentage of its assets in securities of a few issuers or a single issuer than that of a diversified fund. As a result, the Fund’s performance may be disproportionately impacted by the performance of relatively few securities.

FUND PERFORMANCE
The Fund had not commenced operations as of the date of this Prospectus and therefore the Fund does not have a full calendar year of performance information.

PORTFOLIO MANAGEMENT

investment adviser
SSgA FM serves as the investment adviser to the Fund.

portfolio managers
The professionals primarily responsible for the day-to-day management of the Fund are Mike Feehily and John Tucker.

mike feehily, cfa, is a Managing Director of the Adviser. He joined the Adviser in 1997, moved to State Street Global Markets LLC in 2006 and rejoined the Adviser in 2010.

john tucker, cfa, is a Managing Director of the Adviser. He joined the Adviser in 1988.

For important information about the purchase and sale of Fund shares and tax information, please turn to “Summary Information about Purchases, Sales and Taxes” on page 133 of the Prospectus.

Precise in a world that isn’t. SM	77

SPDR® S&P® Food & Beverage ETF

INVESTMENT OBJECTIVE
The SPDR S&P Food & Beverage ETF (the “Fund”) seeks to replicate as closely as possible, before expenses, the performance of an index derived from the food and beverage segment of a U.S. total market composite index.

FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund other than brokerage commissions you may pay on purchases and sales of the Fund’s shares.

annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment):

MANAGEMENT FEES	0.35%

DISTRIBUTION AND SERVICE (12b-1) FEES (1)	0.00%

OTHER EXPENSES (2)	0.00%

TOTAL ANNUAL FUND OPERATING EXPENSES (2)	0.35%

(1)	The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which payments of up to 0.25% of average daily net assets may be made, however, the Board has determined that no such payments will be made through at least October 31, 2012.

(2)	“Other Expenses” are based on estimated amounts for the current fiscal year.

example:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

YEAR 1	YEAR 3

$36	$113

portfolio turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.

THE FUND’S PRINCIPAL INVESTMENT STRATEGY
In seeking to track the performance of the S&P Food & Beverage Select Industry Index (the “Index”), the Fund employs a replication strategy, which means that the Fund typically invests in substantially all of the securities represented in the Index in approximately the same proportions as the Index.

Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index. The Fund will provide shareholders with at least 60 days notice prior to any material change in this 80% investment policy. In addition, the Fund may invest in equity securities that are not included in the Index, cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by SSgA Funds Management, Inc. (“SSgA FM” or the “Adviser”), the investment adviser to the Fund).

78	Precise in a world that isn’t. SM

The Index represents the food and beverage industry group of the S&P Total Market Index (“S&P TMI”). The Index is one of twenty-five (25) of the S&P Select Industry Indices (the “Select Industry Indices”), each designed to measure the performance of a narrow sub-industry or group of sub-industries determined based on the Global Industry Classification Standards (“GICS”). Membership in the Select Industry Indices is based on the GICS classification, as well as liquidity and market cap requirements. Companies in the Select Industry Indices are classified based primarily on revenues; however, earnings and market perception are also considered. The Index consists of the S&P TMI constituents belonging to the particular GICS sub-industry or group of sub-industries that satisfy the following criteria: (i) have a float-adjusted market capitalization above $500 million with a float-adjusted liquidity ratio (defined by dollar value traded over the previous 12 months divided by the float-adjusted market capitalization as of the index rebalancing reference date) above 90% or have a float-adjusted market capitalization above $400 million with a float-adjusted liquidity ratio (as defined above) above 150%; and (ii) are U.S. based companies. The length of time to evaluate liquidity is reduced to the available trading period for initial public offerings or spin-offs that do not have 12 months of trading history. If there are fewer than 35 stocks, stocks from a supplementary list of highly correlated sub-industries that meet the market capitalization and liquidity thresholds are included in order of their float-adjusted market capitalization. The market capitalization threshold may be relaxed to ensure that there are at least 22 stocks in the Index as of the rebalancing effective date. Existing Index constituents are removed at the quarterly rebalancing effective date if either their float-adjusted market capitalization falls below $300 million or their float-adjusted liquidity ratio falls below 50%. The market capitalization threshold and the liquidity threshold are each reviewed from time to time based on market conditions. Rebalancing occurs on the third Friday of the quarter ending month. The S&P TMI tracks all the U.S. common stocks listed on the NYSE (including NYSE Arca and NYSE Amex), the NASDAQ Global Select Market, the NASDAQ Select Market and the NASDAQ Capital Market. The Index is an equal weighted market cap index. As of September 30, 2011, the Index was comprised of 61 stocks.

The Index is sponsored by Standard & Poor’s Financial Services LLC (the “Index Provider”) which is not affiliated with the Fund or the Adviser. The Index Provider determines the composition of the Index, relative weightings of the securities in the Index and publishes information regarding the market value of the Index.

PRINCIPAL RISKS OF INVESTING IN THE FUND
As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.

passive strategy/index risk: The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower than if the Fund employed an active strategy.

index tracking risk: While the Adviser seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund’s return may not match or achieve a high degree of correlation with the return of the Index due to operating expenses, transaction costs, cash flows, regulatory requirements and operational inefficiencies. For example, the Adviser anticipates that it may take several business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.

food and beverage sector risk: The food and beverage industry is highly competitive and can be significantly affected by demographic and product trends, competitive pricing, food fads, marketing campaigns, environmental factors, government regulation, consumer preferences, nutritional and health concerns, federal, state and local food inspection and processing controls, consumer product liability claims, possible product tampering and the availability/expense of liability insurance. There are also risks associated with changing market prices as a result of, among other things, change in government support and trading policies, and agricultural conditions influencing the growth and harvest seasons.

Precise in a world that isn’t. SM	79

retail sector risk: Retail and related industries can be significantly affected by the performance of the domestic and international economy, consumer confidence and spending, intense competition, changes in demographics, and changing consumer tastes and preferences.

equity investing risk: An investment in the Fund involves risks similar to those of investing in any fund of equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices.

non-diversification risk: The Fund is non-diversified and may invest a larger percentage of its assets in securities of a few issuers or a single issuer than that of a diversified fund. As a result, the Fund’s performance may be disproportionately impacted by the performance of relatively few securities.

FUND PERFORMANCE
The Fund had not commenced operations as of the date of this Prospectus and therefore the Fund does not have a full calendar year of performance information.

PORTFOLIO MANAGEMENT

investment adviser
SSgA FM serves as the investment adviser to the Fund.

portfolio managers
The professionals primarily responsible for the day-to-day management of the Fund are Mike Feehily and John Tucker.

mike feehily, cfa, is a Managing Director of the Adviser. He joined the Adviser in 1997, moved to State Street Global Markets LLC in 2006 and rejoined the Adviser in 2010.

John Tucker, CFA, is a Managing Director of the Adviser. He joined the Adviser in 1988.

For important information about the purchase and sale of Fund shares and tax information, please turn to “Summary Information about Purchases, Sales and Taxes” on page 133 of the Prospectus.

80	Precise in a world that isn’t. SM

SPDR® S&P® Health Care Equipment ETF

INVESTMENT OBJECTIVE
The SPDR S&P Health Care Equipment ETF (the “Fund”) seeks to replicate as closely as possible, before expenses, the performance of an index derived from the health care equipment and supplies segment of a U.S. total market composite index.

FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. This table and the example below do not reflect brokerage commissions you may pay on purchases and sales of the Fund’s shares.

annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment):

MANAGEMENT FEES	0.35%

DISTRIBUTION AND SERVICE (12b-1) FEES (1)	None

OTHER EXPENSES (2)	0.00%

TOTAL ANNUAL FUND OPERATING EXPENSES	0.35%

(1)	The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which payments of up to 0.25% of average daily net assets may be made, however, the Board has determined that no such payments will be made through at least October 31, 2012.

(2)	“Other Expenses” are based on estimated amounts for the current fiscal year.

example:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

YEAR 1	YEAR 3

$36	$113

portfolio turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the period from the commencement of the Fund’s operations (January 26, 2011) to the end of the most recent fiscal year, the Fund’s portfolio turnover rate was 21% of the average value of its portfolio.

THE FUND’S PRINCIPAL INVESTMENT STRATEGY
In seeking to track the performance of the S&P Health Care Equipment Select Industry Index (the “Index”), the Fund employs a replication strategy, which means that the Fund typically invests in substantially all of the securities represented in the Index in approximately the same proportions as the Index.

Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index. The Fund will provide shareholders with at least 60 days notice prior to any material change in this 80% investment policy. In addition, the Fund may invest in equity securities that are not included in the Index, cash and cash equivalents or money market instruments, such as repurchase agreements and money market

Precise in a world that isn’t. SM	81

funds (including money market funds advised by SSgA Funds Management, Inc. (“SSgA FM” or the “Adviser”), the investment adviser to the Fund).

The Index represents the health care equipment industry group of the S&P Total Market Index (“S&P TMI”). The Index is one of twenty-five (25) of the S&P Select Industry Indices (the “Select Industry Indices”), each designed to measure the performance of a narrow sub-industry or group of sub-industries determined based on the Global Industry Classification Standards (“GICS”). Membership in the Select Industry Indices is based on the GICS classification, as well as liquidity and market cap requirements. Companies in the Select Industry Indices are classified based primarily on revenues; however, earnings and market perception are also considered. The Index consists of the S&P TMI constituents belonging to the particular GICS sub-industry or group of sub-industries that satisfy the following criteria: (i) have a float-adjusted market capitalization above $500 million with a float-adjusted liquidity ratio (defined by dollar value traded over the previous 12 months divided by the float-adjusted market capitalization as of the index rebalancing reference date) above 90% or have a float-adjusted market capitalization above $400 million with a float-adjusted liquidity ratio (as defined above) above 150%; and (ii) are U.S. based companies. The length of time to evaluate liquidity is reduced to the available trading period for initial public offerings or spin-offs that do not have 12 months of trading history. If there are fewer than 35 stocks, stocks from a supplementary list of highly correlated sub-industries that meet the market capitalization and liquidity thresholds are included in order of their float-adjusted market capitalization. The market capitalization threshold may be relaxed to ensure that there are at least 22 stocks in the Index as of the rebalancing effective date. Existing Index constituents are removed at the quarterly rebalancing effective date if either their float-adjusted market capitalization falls below $300 million or their float-adjusted liquidity ratio falls below 50%. The market capitalization threshold and the liquidity threshold are each reviewed from time to time based on market conditions. Rebalancing occurs on the third Friday of the quarter ending month. The S&P TMI tracks all the U.S. common stocks listed on the NYSE (including NYSE Arca and NYSE Amex), the NASDAQ Global Select Market, the NASDAQ Select Market and the NASDAQ Capital Market. The Index is an equal weighted market cap index. As of September 30, 2011, the Index was comprised of 57 stocks.

The Index is sponsored by Standard & Poor’s, Inc. (the “Index Provider”) which is not affiliated with the Fund or the Adviser. The Index Provider determines the composition of the Index, relative weightings of the securities in the Index and publishes information regarding the market value of the Index.

PRINCIPAL RISKS OF INVESTING IN THE FUND
As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.

passive strategy/index risk: The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower than if the Fund employed an active strategy.

index tracking risk: While the Adviser seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund’s return may not match or achieve a high degree of correlation with the return of the Index due to operating expenses, transaction costs, cash flows, regulatory requirements and operational inefficiencies. For example, the Adviser anticipates that it may take several business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.

health care equipment sector risk: The Fund’s assets will generally be concentrated in the health care equipment and supplies industry, which means the Fund will be more affected by the performance of the health care equipment and supplies industry versus a fund that was more diversified. Companies in the health care industry are affected by rising costs of medical products, devices and services and the increased emphasis on the delivery of health care through outpatient services. The health care industry is highly competitive and can be significantly affected by extensive government regulation or government reimbursement for medical expenses. The equipment may be subject to extensive litigation based on malpractice claims, product liability claims or other litigation. Medical

82	Precise in a world that isn’t. SM

equipment manufacturers are heavily dependent on patent protection and the expiration of patents may adversely affect their profitability. Many new health care products are subject to the approval of the U.S. Food and Drug Administration (“FDA”). The process of obtaining FDA approval is often long and expensive.

equity investing risk: An investment in the Fund involves risks similar to those of investing in any fund of equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices.

non-diversification risk: The Fund is non-diversified and may invest a larger percentage of its assets in securities of a few issuers or a single issuer than that of a diversified fund. As a result, the Fund’s performance may be disproportionately impacted by the performance of relatively few securities.

FUND PERFORMANCE
The Fund has not yet completed a full calendar year of investment operations and therefore does not have any performance history. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s returns based on net assets and comparing the Fund’s performance to the Index.

PORTFOLIO MANAGEMENT

investment adviser
SSgA FM serves as the investment adviser to the Fund.

portfolio managers
The professionals primarily responsible for the day-to-day management of the Fund are Mike Feehily and John Tucker.

mike feehily, cfa, is a Managing Director of the Adviser. He joined the Adviser in 1997, moved to State Street Global Markets LLC in 2006 and rejoined the Adviser in 2010.

john tucker, cfa, is a Managing Director of the Adviser. He joined the Adviser in 1988.

For important information about the purchase and sale of Fund shares and tax information, please turn to “Summary Information about Purchases, Sales and Taxes” on page 133 of the Prospectus.

Precise in a world that isn’t. SM	83

SPDR® S&P® Health Care Services ETF

INVESTMENT OBJECTIVE
The SPDR S&P Health Care Services ETF (the “Fund”) seeks to replicate as closely as possible, before expenses, the performance of an index derived from the health care providers and services segment of a U.S. total market composite index.

FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. This table and the example below do not reflect brokerage commissions you may pay on purchases and sales of the Fund’s shares.

annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment):

MANAGEMENT FEES	0.35%

DISTRIBUTION AND SERVICE (12b-1) FEES (1)	None

OTHER EXPENSES (2)	0.00%

TOTAL ANNUAL FUND OPERATING EXPENSES	0.35%

(1)	The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which payments of up to 0.25% of average daily net assets may be made, however, the Board has determined that no such payments will be made through at least October 31, 2012.

(2)	“Other Expenses” are based on estimated amounts for the current fiscal year.

example:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

YEAR 1	YEAR 3

$36	$113

portfolio turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.

THE FUND’S PRINCIPAL INVESTMENT STRATEGY
In seeking to track the performance of the S&P Health Care Services Select Industry Index (the “Index”), the Fund employs a replication strategy, which means that the Fund typically invests in substantially all of the securities represented in the Index in approximately the same proportions as the Index.

Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index. The Fund will provide shareholders with at least 60 days notice prior to any material change in this 80% investment policy. In addition, the Fund may invest in equity securities that are not included in the Index, cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by SSgA Funds Management, Inc. (“SSgA FM” or the “Adviser”), the investment adviser to the Fund).

84	Precise in a world that isn’t. SM

The Index represents the health care services industry group of the S&P Total Market Index (“S&P TMI”). The Index is one of twenty-five (25) of the S&P Select Industry Indices (the “Select Industry Indices”), each designed to measure the performance of a narrow sub-industry or group of sub-industries determined based on the Global Industry Classification Standards (“GICS”). Membership in the Select Industry Indices is based on the GICS classification, as well as liquidity and market cap requirements. Companies in the Select Industry Indices are classified based primarily on revenues; however, earnings and market perception are also considered. The Index consists of the S&P TMI constituents belonging to the particular GICS sub-industry or group of sub-industries that satisfy the following criteria: (i) have a float-adjusted market capitalization above $500 million with a float-adjusted liquidity ratio (defined by dollar value traded over the previous 12 months divided by the float-adjusted market capitalization as of the index rebalancing reference date) above 90% or have a float-adjusted market capitalization above $400 million with a float-adjusted liquidity ratio (as defined above) above 150%; and (ii) are U.S. based companies. The length of time to evaluate liquidity is reduced to the available trading period for initial public offerings or spin-offs that do not have 12 months of trading history. If there are fewer than 35 stocks, stocks from a supplementary list of highly correlated sub-industries that meet the market capitalization and liquidity thresholds are included in order of their float-adjusted market capitalization. The market capitalization threshold may be relaxed to ensure that there are at least 22 stocks in the Index as of the rebalancing effective date. Existing Index constituents are removed at the quarterly rebalancing effective date if either their float-adjusted market capitalization falls below $300 million or their float-adjusted liquidity ratio falls below 50%. The market capitalization threshold and the liquidity threshold are each reviewed from time to time based on market conditions. Rebalancing occurs on the third Friday of the quarter ending month. The S&P TMI tracks all the U.S. common stocks listed on the NYSE (including NYSE Arca and NYSE Amex), the NASDAQ Global Select Market, the NASDAQ Select Market and the NASDAQ Capital Market. The Index is an equal weighted market cap index. As of September 30, 2011, the Index was comprised of 58 stocks.

The Index is sponsored by Standard & Poor’s Financial Services LLC (the “Index Provider”) which is not affiliated with the Fund or the Adviser. The Index Provider determines the composition of the Index, relative weightings of the securities in the Index and publishes information regarding the market value of the Index.

PRINCIPAL RISKS OF INVESTING IN THE FUND
As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.

passive strategy/index risk: The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower than if the Fund employed an active strategy.

index tracking risk: While the Adviser seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund’s return may not match or achieve a high degree of correlation with the return of the Index due to operating expenses, transaction costs, cash flows, regulatory requirements and operational inefficiencies. For example, the Adviser anticipates that it may take several business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.

health care services sector risk: The Fund’s assets will generally be concentrated in the health care providers and services industry, which means the Fund will be more affected by the performance of the health care providers and services industry versus a fund that was more diversified. Companies in the health care industry are affected by rising costs of medical products, devices and services and the increased emphasis on the delivery of health care through outpatient services. The health care industry is highly competitive and can be significantly affected by extensive government regulation or government reimbursement for medical expenses. The equipment may be subject to extensive litigation based on malpractice claims, product liability claims or other litigation. Medical equipment manufacturers are heavily dependent on patent protection and the expiration of patents may adversely

Precise in a world that isn’t. SM	85

affect their profitability. Many new health care products are subject to the approval of the U.S. Food and Drug Administration (“FDA”). The process of obtaining FDA approval is often long and expensive.

equity investing risk: An investment in the Fund involves risks similar to those of investing in any fund of equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices.

non-diversification risk: The Fund is non-diversified and may invest a larger percentage of its assets in securities of a few issuers or a single issuer than that of a diversified fund. As a result, the Fund’s performance may be disproportionately impacted by the performance of relatively few securities.

FUND PERFORMANCE
The Fund has not yet completed a full calendar year of investment operations and therefore does not have any performance history. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s returns based on net assets and comparing the Fund’s performance to the Index.

PORTFOLIO MANAGEMENT

investment adviser
SSgA FM serves as the investment adviser to the Fund.

portfolio managers
The professionals primarily responsible for the day-to-day management of the Fund are Mike Feehily and John Tucker.

mike feehily, cfa, is a Managing Director of the Adviser. He joined the Adviser in 1997, moved to State Street Global Markets LLC in 2006 and rejoined the Adviser in 2010.

john tucker, cfa, is a Managing Director of the Adviser. He joined the Adviser in 1988.

For important information about the purchase and sale of Fund shares and tax information, please turn to “Summary Information about Purchases, Sales and Taxes” on page 133 of the Prospectus.

86	Precise in a world that isn’t. SM

SPDR® S&P® Homebuilders ETF

INVESTMENT OBJECTIVE
The SPDR S&P Homebuilders ETF (the “Fund”) seeks to replicate as closely as possible, before expenses, the performance of an index derived from the homebuilding segment of a U.S. total market composite index.

FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. This table and the example below do not reflect brokerage commissions you may pay on purchases and sales of the Fund’s shares.

annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment):

MANAGEMENT FEES	0.35%

DISTRIBUTION AND SERVICE (12b-1) FEES (1)	None

OTHER EXPENSES (2)	0.00%

TOTAL ANNUAL FUND OPERATING EXPENSES (2)	0.35%

(1)	The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which payments of up to 0.25% of average daily net assets may be made, however, the Board has determined that no such payments will be made through at least October 31, 2012.

(2)	Amounts do not reflect certain other expenses of 0.02% incurred during the prior fiscal year which are not expected to be incurred during the current fiscal year.

example:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

YEAR 1	YEAR 3	YEAR 5	YEAR 10

$36	$113	$197	$443

portfolio turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 38% of the average value of its portfolio.

THE FUND’S PRINCIPAL INVESTMENT STRATEGY
In seeking to track the performance of the S&P Homebuilders Select Industry Index (the “Index”), the Fund employs a replication strategy, which means that the Fund typically invests in substantially all of the securities represented in the Index in approximately the same proportions as the Index.

Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index. The Fund will provide shareholders with at least 60 days notice prior to any material change in this 80% investment policy. In addition, the Fund may invest in equity securities that are not included in the Index, cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by SSgA Funds Management, Inc. (“SSgA FM” or the “Adviser”), the investment adviser to the Fund).

Precise in a world that isn’t. SM	87

The Index represents the homebuilders industry group of the S&P Total Market Index (“S&P TMI”). The Index is one of twenty-five (25) of the S&P Select Industry Indices (the “Select Industry Indices”), each designed to measure the performance of a narrow sub-industry or group of sub-industries determined based on the Global Industry Classification Standards (“GICS”). Membership in the Select Industry Indices is based on the GICS classification, as well as liquidity and market cap requirements. Companies in the Select Industry Indices are classified based primarily on revenues; however, earnings and market perception are also considered. The Index consists of the S&P TMI constituents belonging to the particular GICS sub-industry or group of sub-industries that satisfy the following criteria: (i) have a float-adjusted market capitalization above $500 million with a float-adjusted liquidity ratio (defined by dollar value traded over the previous 12 months divided by the float-adjusted market capitalization as of the index rebalancing reference date) above 90% or have a float-adjusted market capitalization above $400 million with a float-adjusted liquidity ratio (as defined above) above 150%; and (ii) are U.S. based companies. The length of time to evaluate liquidity is reduced to the available trading period for initial public offerings or spin-offs that do not have 12 months of trading history. If there are fewer than 35 stocks, stocks from a supplementary list of highly correlated sub-industries that meet the market capitalization and liquidity thresholds are included in order of their float-adjusted market capitalization. The market capitalization threshold may be relaxed to ensure that there are at least 22 stocks in the Index as of the rebalancing effective date. Existing Index constituents are removed at the quarterly rebalancing effective date if either their float-adjusted market capitalization falls below $300 million or their float-adjusted liquidity ratio falls below 50%. The market capitalization threshold and the liquidity threshold are each reviewed from time to time based on market conditions. Rebalancing occurs on the third Friday of the quarter ending month. The S&P TMI tracks all the U.S. common stocks listed on the NYSE (including NYSE Arca and NYSE Amex), the NASDAQ Global Select Market, the NASDAQ Select Market and the NASDAQ Capital Market. The Index is an equal weighted market cap index. As of September 30, 2011, the Index was comprised of 35 stocks.

The Index is sponsored by Standard & Poor’s Financial Services LLC (the “Index Provider”) which is not affiliated with the Fund or the Adviser. The Index Provider determines the composition of the Index, relative weightings of the securities in the Index and publishes information regarding the market value of the Index.

PRINCIPAL RISKS OF INVESTING IN THE FUND
As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.

passive strategy/index risk: The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower than if the Fund employed an active strategy.

index tracking risk: While the Adviser seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund’s return may not match or achieve a high degree of correlation with the return of the Index due to operating expenses, transaction costs, cash flows, regulatory requirements and operational inefficiencies. For example, the Adviser anticipates that it may take several business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.

homebuilding sector risk: The Fund’s assets will generally be concentrated in the homebuilding industry, which means the Fund will be more affected by the performance of the homebuilding industry versus a fund that was more diversified. Companies within the Index can be significantly affected by the national, regional and local real estate markets. This industry is also sensitive to interest rate fluctuations which can cause changes in the availability of mortgage capital and directly affect the purchasing power of potential homebuyers. The building industry can be significantly affected by changes in government spending, consumer confidence, demographic patterns and the level of new and existing home sales.

retail sector risk: Companies within the Index may include companies in the retail industry or companies that are closely tied to the retail industry. Retail and related industries can be significantly affected by the performance of the

88	Precise in a world that isn’t. SM

domestic and international economy, consumer confidence and spending, intense competition, changes in demographics, and changing consumer tastes and preferences.

equity investing risk: An investment in the Fund involves risks similar to those of investing in any fund of equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices.

non-diversification risk: The Fund is non-diversified and may invest a larger percentage of its assets in securities of a few issuers or a single issuer than that of a diversified fund. As a result, the Fund’s performance may be disproportionately impacted by the performance of relatively few securities.

FUND PERFORMANCE
The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for certain time periods compare with the average annual returns of the Index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at http://www.spdrs.com.

annual total return (years ended 12/31)*

2007	-47.65
2008	-36.19
2009	26.83
2010	17.49

Highest Quarterly Return: 27.71% (Q3 2009)
Lowest Quarterly Return: -37.91% (Q4 2008)

* As of September 30, 2011, the Fund’s Calendar Year-To-Date return was -23.09%.

average annual total returns (for periods ending 12/31/10)
The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The returns after taxes can exceed the return before taxes due to an assumed tax benefit for a shareholder from realizing a capital loss on a sale of Fund shares.

		SINCE INCEPTION
	ONE YEAR	(1/31/06)

RETURN BEFORE TAXES	17.49%	-17.06%

RETURN AFTER TAXES ON DISTRIBUTIONS	17.01%	-17.33%

RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES	11.68%	-13.61%

S&P HOMEBUILDERS SELECT INDUSTRY INDEX (reflects no deduction for fees, expenses or taxes)	17.89%	-17.12%

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PORTFOLIO MANAGEMENT

investment adviser
SSgA FM serves as the investment adviser to the Fund.

portfolio managers
The professionals primarily responsible for the day-to-day management of the Fund are Mike Feehily and John Tucker.

mike feehily, cfa, is a Managing Director of the Adviser. He joined the Adviser in 1997, moved to State Street Global Markets LLC in 2006 and rejoined the Adviser in 2010.

john tucker, cfa, is a Managing Director of the Adviser. He joined the Adviser in 1988.

For important information about the purchase and sale of Fund shares and tax information, please turn to “Summary Information about Purchases, Sales and Taxes” on page 133 of the Prospectus.

90	Precise in a world that isn’t. SM

SPDR® S&P® LeisureTime ETF

INVESTMENT OBJECTIVE
The SPDR S&P LeisureTime ETF (the “Fund”) seeks to replicate as closely as possible, before expenses, the performance of an index derived from the leisure industry segment of a U.S. total market composite index.

FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. This table and the example below do not reflect brokerage commissions you may pay on purchases and sales of the Fund’s shares.

annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment):

MANAGEMENT FEES	0.35%

DISTRIBUTION AND SERVICE (12b-1) FEES (1)	None

OTHER EXPENSES (2)	0.00%

TOTAL ANNUAL FUND OPERATING EXPENSES	0.35%

(1)	The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which payments of up to 0.25% of average daily net assets may be made, however, the Board has determined that no such payments will be made through at least October 31, 2012.

(2)	“Other Expenses” are based on estimated amounts for the current fiscal year.

example:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

YEAR 1	YEAR 3

$36	$113

portfolio turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.

THE FUND’S PRINCIPAL INVESTMENT STRATEGY
In seeking to track the performance of the S&P LeisureTime Select Industry Index (the “Index”), the Fund employs a replication strategy, which means that the Fund typically invests in substantially all of the securities represented in the Index in approximately the same proportions as the Index.

Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index. The Fund will provide shareholders with at least 60 days notice prior to any material change in this 80% investment policy. In addition, the Fund may invest in equity securities that are not included in the Index, cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by SSgA Funds Management, Inc. (“SSgA FM” or the “Adviser”), the investment adviser to the Fund).

Precise in a world that isn’t. SM	91

The Index represents the leisure industry group of the S&P Total Market Index (“S&P TMI”). The Index is one of twenty-five (25) of the S&P Select Industry Indices (the “Select Industry Indices”), each designed to measure the performance of a narrow sub-industry or group of sub-industries determined based on the Global Industry Classification Standards (“GICS”). Membership in the Select Industry Indices is based on the GICS classification, as well as liquidity and market cap requirements. Companies in the Select Industry Indices are classified based primarily on revenues; however, earnings and market perception are also considered. The Index consists of the S&P TMI constituents belonging to the particular GICS sub-industry or group of sub-industries that satisfy the following criteria: (i) have a float-adjusted market capitalization above $500 million with a float-adjusted liquidity ratio (defined by dollar value traded over the previous 12 months divided by the float-adjusted market capitalization as of the index rebalancing reference date) above 90% or have a float-adjusted market capitalization above $400 million with a float-adjusted liquidity ratio (as defined above) above 150%; and (ii) are U.S. based companies. The length of time to evaluate liquidity is reduced to the available trading period for initial public offerings or spin-offs that do not have 12 months of trading history. If there are fewer than 35 stocks, stocks from a supplementary list of highly correlated sub-industries that meet the market capitalization and liquidity thresholds are included in order of their float-adjusted market capitalization. The market capitalization threshold may be relaxed to ensure that there are at least 22 stocks in the Index as of the rebalancing effective date. Existing Index constituents are removed at the quarterly rebalancing effective date if either their float-adjusted market capitalization falls below $300 million or their float-adjusted liquidity ratio falls below 50%. The market capitalization threshold and the liquidity threshold are each reviewed from time to time based on market conditions. Rebalancing occurs on the third Friday of the quarter ending month. The S&P TMI tracks all the U.S. common stocks listed on the NYSE (including NYSE Arca and NYSE Amex), the NASDAQ Global Select Market, the NASDAQ Select Market and the NASDAQ Capital Market. The Index is an equal weighted market cap index. As of September 30, 2011, the Index was comprised of 60 stocks.

The Index is sponsored by Standard & Poor’s Financial Services LLC (the “Index Provider”) which is not affiliated with the Fund or the Adviser. The Index Provider determines the composition of the Index, relative weightings of the securities in the Index and publishes information regarding the market value of the Index.

PRINCIPAL RISKS OF INVESTING IN THE FUND
As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.

passive strategy/index risk: The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower than if the Fund employed an active strategy.

index tracking risk: While the Adviser seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund’s return may not match or achieve a high degree of correlation with the return of the Index due to operating expenses, transaction costs, cash flows, regulatory requirements and operational inefficiencies. For example, the Adviser anticipates that it may take several business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.

leisure sector risk: The Fund’s assets will generally be concentrated in the leisure industry, which means the Fund will be more affected by the performance of the leisure industry versus a fund that was more diversified. The leisure industry can be significantly affected by the performance of the overall economy, changing consumer tastes, intense competition, technological developments, and government regulation.

retail sector risk: Retail and related industries can be significantly affected by the performance of the domestic and international economy, consumer confidence and spending, intense competition, changes in demographics, and changing consumer tastes and preferences.

92	Precise in a world that isn’t. SM

equity investing risk: An investment in the Fund involves risks similar to those of investing in any fund of equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices.

non-diversification risk: The Fund is non-diversified and may invest a larger percentage of its assets in securities of a few issuers or a single issuer than that of a diversified fund. As a result, the Fund’s performance may be disproportionately impacted by the performance of relatively few securities.

FUND PERFORMANCE
The Fund had not commenced operations as of the date of this Prospectus and therefore the Fund does not have a full calendar year of performance information.

PORTFOLIO MANAGEMENT

investment adviser
SSgA FM serves as the investment adviser to the Fund.

portfolio managers
The professionals primarily responsible for the day-to-day management of the Fund are Mike Feehily and John Tucker.

mike feehily, cfa, is a Managing Director of the Adviser. He joined the Adviser in 1997, moved to State Street Global Markets LLC in 2006 and rejoined the Adviser in 2010.

john tucker, cfa, is a Managing Director of the Adviser. He joined the Adviser in 1988.

For important information about the purchase and sale of Fund shares and tax information, please turn to “Summary Information about Purchases, Sales and Taxes” on page 133 of the Prospectus.

Precise in a world that isn’t. SM	93

SPDR® S&P® Metals & Mining ETF

INVESTMENT OBJECTIVE
The SPDR S&P Metals & Mining ETF (the “Fund”) seeks to replicate as closely as possible, before expenses, the performance of an index derived from the metals and mining segment of a U.S. total market composite index.

FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. This table and the example below do not reflect brokerage commissions you may pay on purchases and sales of the Fund’s shares.

annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment):

MANAGEMENT FEES	0.35%

DISTRIBUTION AND SERVICE (12b-1) FEES (1)	None

OTHER EXPENSES (2)	0.00%

TOTAL ANNUAL FUND OPERATING EXPENSES (2)	0.35%

(1)	The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which payments of up to 0.25% of average daily net assets may be made, however, the Board has determined that no such payments will be made through at least October 31, 2012.

(2)	Amounts do not reflect certain other expenses of 0.01% incurred during the prior fiscal year which are not expected to be incurred during the current fiscal year.

example:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

YEAR 1	YEAR 3	YEAR 5	YEAR 10

$36	$113	$197	$443

portfolio turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 68% of the average value of its portfolio.

THE FUND’S PRINCIPAL INVESTMENT STRATEGY
In seeking to track the performance of the S&P Metals & Mining Select Industry Index (the “Index”), the Fund employs a replication strategy, which means that the Fund typically invests in substantially all of the securities represented in the Index in approximately the same proportions as the Index.

Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index. The Fund will provide shareholders with at least 60 days notice prior to any material change in this 80% investment policy. In addition, the Fund may invest in equity securities that are not included in the Index, cash and cash equivalents or money market instruments, such as repurchase agreements and money market

94	Precise in a world that isn’t. SM

funds (including money market funds advised by SSgA Funds Management, Inc. (“SSgA FM” or the “Adviser”), the investment adviser to the Fund).

The Index represents the metals and mining industry group of the S&P Total Market Index (“S&P TMI”). The Index is one of twenty-five (25) of the S&P Select Industry Indices (the “Select Industry Indices”), each designed to measure the performance of a narrow sub-industry or group of sub-industries determined based on the Global Industry Classification Standards (“GICS”). Membership in the Select Industry Indices is based on the GICS classification, as well as liquidity and market cap requirements. Companies in the Select Industry Indices are classified based primarily on revenues; however, earnings and market perception are also considered. The Index consists of the S&P TMI constituents belonging to the particular GICS sub-industry or group of sub-industries that satisfy the following criteria: (i) have a float-adjusted market capitalization above $500 million with a float-adjusted liquidity ratio (defined by dollar value traded over the previous 12 months divided by the float-adjusted market capitalization as of the index rebalancing reference date) above 90% or have a float-adjusted market capitalization above $400 million with a float-adjusted liquidity ratio (as defined above) above 150%; and (ii) are U.S. based companies. The length of time to evaluate liquidity is reduced to the available trading period for initial public offerings or spin-offs that do not have 12 months of trading history. If there are fewer than 35 stocks, stocks from a supplementary list of highly correlated sub-industries that meet the market capitalization and liquidity thresholds are included in order of their float-adjusted market capitalization. The market capitalization threshold may be relaxed to ensure that there are at least 22 stocks in the Index as of the rebalancing effective date. Existing Index constituents are removed at the quarterly rebalancing effective date if either their float-adjusted market capitalization falls below $300 million or their float-adjusted liquidity ratio falls below 50%. The market capitalization threshold and the liquidity threshold are each reviewed from time to time based on market conditions. Rebalancing occurs on the third Friday of the quarter ending month. The S&P TMI tracks all the U.S. common stocks listed on the NYSE (including NYSE Arca and NYSE Amex), the NASDAQ Global Select Market, the NASDAQ Select Market and the NASDAQ Capital Market. The Index is an equal weighted market cap index. As of September 30, 2011, the Index was comprised of 40 stocks.

The Index is sponsored by Standard & Poor’s Financial Services LLC (the “Index Provider”) which is not affiliated with the Fund or the Adviser. The Index Provider determines the composition of the Index, relative weightings of the securities in the Index and publishes information regarding the market value of the Index.

PRINCIPAL RISKS OF INVESTING IN THE FUND
As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.

passive strategy/index risk: The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower than if the Fund employed an active strategy.

index tracking risk: While the Adviser seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund’s return may not match or achieve a high degree of correlation with the return of the Index due to operating expenses, transaction costs, cash flows, regulatory requirements and operational inefficiencies. For example, the Adviser anticipates that it may take several business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.

metals and mining sector risk: The Fund’s assets will generally be concentrated in the metals and mining industry, which means the Fund will be more affected by the performance of the metals and mining industry versus a fund that was more diversified. The metals and mining industry can be significantly affected by events relating to international political and economic developments, energy conservation, the success of exploration projects, commodity prices, and tax and other government regulations.

Precise in a world that isn’t. SM	95

equity investing risk: An investment in the Fund involves risks similar to those of investing in any fund of equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices.

non-diversification risk: The Fund is non-diversified and may invest a larger percentage of its assets in securities of a few issuers or a single issuer than that of a diversified fund. As a result, the Fund’s performance may be disproportionately impacted by the performance of relatively few securities.

FUND PERFORMANCE
The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for certain time periods compare with the average annual returns of the Index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at http://www.spdrs.com.

annual total return (years ended 12/31)*

Highest Quarterly Return: 47.81% (Q2 2009)
Lowest Quarterly Return: -49.76% (Q3 2008)

* As of September 30, 2011, the Fund’s Calendar Year-To-Date return was -34.62%.

average annual total returns (for periods ending 12/31/10)
The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The returns after taxes can exceed the return before taxes due to an assumed tax benefit for a shareholder from realizing a capital loss on a sale of Fund shares.

		SINCE INCEPTION
	ONE YEAR	(6/19/06)

RETURN BEFORE TAXES	34.08%	11.76%

RETURN AFTER TAXES ON DISTRIBUTIONS	33.94%	11.58%

RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES	22.27%	10.19%

S&P METALS & MINING SELECT INDUSTRY INDEX (reflects no deduction for fees, expenses or taxes)	34.59%	12.04%

96	Precise in a world that isn’t. SM

PORTFOLIO MANAGEMENT

investment adviser
SSgA FM serves as the investment adviser to the Fund.

portfolio managers
The professionals primarily responsible for the day-to-day management of the Fund are Mike Feehily and John Tucker.

mike feehily, cfa, is a Managing Director of the Adviser. He joined the Adviser in 1997, moved to State Street Global Markets LLC in 2006 and rejoined the Adviser in 2010.

john tucker, cfa, is a Managing Director of the Adviser. He joined the Adviser in 1988.

For important information about the purchase and sale of Fund shares and tax information, please turn to “Summary Information about Purchases, Sales and Taxes” on page 133 of the Prospectus.

Precise in a world that isn’t. SM	97

SPDR® S&P® Oil & Gas Equipment & Services ETF

INVESTMENT OBJECTIVE
The SPDR S&P Oil & Gas Equipment & Services ETF (the “Fund”) seeks to replicate as closely as possible, before expenses, the performance of an index derived from the oil and gas equipment and services segment of a U.S. total market composite index.

FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. This table and the example below do not reflect brokerage commissions you may pay on purchases and sales of the Fund’s shares.

annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment):

MANAGEMENT FEES	0.35%

DISTRIBUTION AND SERVICE (12b-1) FEES (1)	None

OTHER EXPENSES (2)	0.00%

TOTAL ANNUAL FUND OPERATING EXPENSES (2)	0.35%

(1)	The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which payments of up to 0.25% of average daily net assets may be made, however, the Board has determined that no such payments will be made through at least October 31, 2012.

(2)	Amounts do not reflect certain other expenses of 0.02% incurred during the prior fiscal year which are not expected to be incurred during the current fiscal year.

example:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

YEAR 1	YEAR 3	YEAR 5	YEAR 10

$36	$113	$197	$443

portfolio turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 96% of the average value of its portfolio.

THE FUND’S PRINCIPAL INVESTMENT STRATEGY
In seeking to track the performance of the S&P Oil & Gas Equipment & Services Select Industry Index (the “Index”), the Fund employs a replication strategy, which means that the Fund typically invests in substantially all of the securities represented in the Index in approximately the same proportions as the Index.

Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index. The Fund will provide shareholders with at least 60 days notice prior to any material change in this 80% investment policy. In addition, the Fund may invest in equity securities that are not included in the Index, cash and cash equivalents or money market instruments, such as repurchase agreements and money market

98	Precise in a world that isn’t. SM

funds (including money market funds advised by SSgA Funds Management, Inc. (“SSgA FM” or the “Adviser”), the investment adviser to the Fund).

The Index represents the oil and gas equipment and services industry group of the S&P Total Market Index (“S&P TMI”). The Index is one of twenty-five (25) of the S&P Select Industry Indices (the “Select Industry Indices”), each designed to measure the performance of a narrow sub-industry or group of sub-industries determined based on the Global Industry Classification Standards (“GICS”). Membership in the Select Industry Indices is based on the GICS classification, as well as liquidity and market cap requirements. Companies in the Select Industry Indices are classified based primarily on revenues; however, earnings and market perception are also considered. The Index consists of the S&P TMI constituents belonging to the particular GICS sub-industry or group of sub-industries that satisfy the following criteria: (i) have a float-adjusted market capitalization above $500 million with a float-adjusted liquidity ratio (defined by dollar value traded over the previous 12 months divided by the float-adjusted market capitalization as of the index rebalancing reference date) above 90% or have a float-adjusted market capitalization above $400 million with a float-adjusted liquidity ratio (as defined above) above 150%; and (ii) are U.S. based companies. The length of time to evaluate liquidity is reduced to the available trading period for initial public offerings or spin-offs that do not have 12 months of trading history. If there are fewer than 35 stocks, stocks from a supplementary list of highly correlated sub-industries that meet the market capitalization and liquidity thresholds are included in order of their float-adjusted market capitalization. The market capitalization threshold may be relaxed to ensure that there are at least 22 stocks in the Index as of the rebalancing effective date. Existing Index constituents are removed at the quarterly rebalancing effective date if either their float-adjusted market capitalization falls below $300 million or their float-adjusted liquidity ratio falls below 50%. The market capitalization threshold and the liquidity threshold are each reviewed from time to time based on market conditions. Rebalancing occurs on the third Friday of the quarter ending month. The S&P TMI tracks all the U.S. common stocks listed on the NYSE (including NYSE Arca and NYSE Amex), the NASDAQ Global Select Market, the NASDAQ Select Market and the NASDAQ Capital Market. The Index is an equal weighted market cap index. As of September 30, 2011, the Index was comprised of 46 stocks.

The Index is sponsored by Standard & Poor’s Financial Services LLC (the “Index Provider”) which is not affiliated with the Fund or the Adviser. The Index Provider determines the composition of the Index, relative weightings of the securities in the Index and publishes information regarding the market value of the Index.

PRINCIPAL RISKS OF INVESTING IN THE FUND
As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.

passive strategy/index risk: The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower than if the Fund employed an active strategy.

index tracking risk: While the Adviser seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund’s return may not match or achieve a high degree of correlation with the return of the Index due to operating expenses, transaction costs, cash flows, regulatory requirements and operational inefficiencies. For example, the Adviser anticipates that it may take several business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.

oil and gas sector risk: The Fund’s assets will generally be concentrated in the oil and gas equipment and services industry, which means the Fund will be more affected by the performance of the oil and gas equipment and services industry versus a fund that was more diversified. Companies in the oil and gas sector develop and produce crude oil and natural gas and provide drilling and other energy resources production and distribution related services. Stock prices for these types of companies are affected by supply and demand both for their specific product or service and for energy products in general. The price of oil and gas, exploration and production spending, government regulation, world events and economic conditions will likewise affect the performance of these

Precise in a world that isn’t. SM	99

companies. Correspondingly, securities of companies in the energy field are subject to swift price and supply fluctuations caused by events relating to international politics, energy conservation, the success of exploration projects, and tax and other governmental regulatory policies. Weak demand for the companies’ products or services or for energy products and services in general, as well as negative developments in these other areas, would adversely impact the Fund’s performance. Oil and gas equipment and services can be significantly affected by natural disasters as well as changes in exchange rates, interest rates, government regulation, world events and economic conditions. These companies may be at risk for environmental damage claims.

equity investing risk: An investment in the Fund involves risks similar to those of investing in any fund of equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices.

non-diversification risk: The Fund is non-diversified and may invest a larger percentage of its assets in securities of a few issuers or a single issuer than that of a diversified fund. As a result, the Fund’s performance may be disproportionately impacted by the performance of relatively few securities.

FUND PERFORMANCE
The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for certain time periods compare with the average annual returns of the Index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at http://www.spdrs.com.

annual total return (years ended 12/31)*

2007	38.79
2008	-57.63
2009	67.61
2010	30.23

Highest Quarterly Return: 30.39% (Q2 2009)
Lowest Quarterly Return: -47.62% (Q4 2008)

* As of September 30, 2011, the Fund’s Calendar Year-To-Date return was -22.60%.

average annual total returns (for periods ending 12/31/10)
The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The returns after taxes can exceed the return before taxes due to an assumed tax benefit for a shareholder from realizing a capital loss on a sale of Fund shares.

		SINCE INCEPTION
	ONE YEAR	(6/19/06)

RETURN BEFORE TAXES	30.23%	6.82%

RETURN AFTER TAXES ON DISTRIBUTIONS	30.00%	6.70%

RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES	19.82%	5.85%

S&P OIL & GAS EQUIPMENT & SERVICES SELECT INDUSTRY INDEX (reflects no deduction for fees, expenses or taxes)	30.70%	7.12%

100	Precise in a world that isn’t. SM

PORTFOLIO MANAGEMENT

investment adviser
SSgA FM serves as the investment adviser to the Fund.

portfolio managers
The professionals primarily responsible for the day-to-day management of the Fund are Mike Feehily and John Tucker.

mike feehily, cfa, is a Managing Director of the Adviser. He joined the Adviser in 1997, moved to State Street Global Markets LLC in 2006 and rejoined the Adviser in 2010.

john tucker, cfa, is a Managing Director of the Adviser. He joined the Adviser in 1988.

For important information about the purchase and sale of Fund shares and tax information, please turn to “Summary Information about Purchases, Sales and Taxes” on page 133 of the Prospectus.

Precise in a world that isn’t. SM	101

SPDR® S&P® Oil & Gas Exploration & Production ETF

INVESTMENT OBJECTIVE
The SPDR S&P Oil & Gas Exploration & Production ETF (the “Fund”) seeks to replicate as closely as possible, before expenses, the performance of an index derived from the oil and gas exploration and production segment of a U.S. total market composite index.

FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. This table and the example below do not reflect brokerage commissions you may pay on purchases and sales of the Fund’s shares.

annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment):

MANAGEMENT FEES	0.35%

DISTRIBUTION AND SERVICE (12b-1) FEES (1)	None

OTHER EXPENSES (2)	0.00%

TOTAL ANNUAL FUND OPERATING EXPENSES (2)	0.35%

(1)	The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which payments of up to 0.25% of average daily net assets may be made, however, the Board has determined that no such payments will be made through at least October 31, 2012.

(2)	Amounts do not reflect certain other expenses of 0.01% incurred during the prior fiscal year which are not expected to be incurred during the current fiscal year.

example:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

YEAR 1	YEAR 3	YEAR 5	YEAR 10

$36	$113	$197	$443

portfolio turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 87% of the average value of its portfolio.

THE FUND’S PRINCIPAL INVESTMENT STRATEGY
In seeking to track the performance of the S&P Oil & Gas Exploration & Production Select Industry Index (the “Index”), the Fund employs a replication strategy, which means that the Fund typically invests in substantially all of the securities represented in the Index in approximately the same proportions as the Index.

Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index. The Fund will provide shareholders with at least 60 days notice prior to any material change in this 80% investment policy. In addition, the Fund may invest in equity securities that are not included in the Index, cash and cash equivalents or money market instruments, such as repurchase agreements and money market

102	Precise in a world that isn’t. SM

funds (including money market funds advised by SSgA Funds Management, Inc. (“SSgA FM” or the “Adviser”), the investment adviser to the Fund).

The Index represents the oil and gas exploration and production industry group of the S&P Total Market Index (“S&P TMI”). The Index is one of twenty-five (25) of the S&P Select Industry Indices (the “Select Industry Indices”), each designed to measure the performance of a narrow sub-industry or group of sub-industries determined based on the Global Industry Classification Standards (“GICS”). Membership in the Select Industry Indices is based on the GICS classification, as well as liquidity and market cap requirements. Companies in the Select Industry Indices are classified based primarily on revenues; however, earnings and market perception are also considered. The Index consists of the S&P TMI constituents belonging to the particular GICS sub-industry or group of sub-industries that satisfy the following criteria: (i) have a float-adjusted market capitalization above $500 million with a float-adjusted liquidity ratio (defined by dollar value traded over the previous 12 months divided by the float-adjusted market capitalization as of the index rebalancing reference date) above 90% or have a float-adjusted market capitalization above $400 million with a float-adjusted liquidity ratio (as defined above) above 150%; and (ii) are U.S. based companies. The length of time to evaluate liquidity is reduced to the available trading period for initial public offerings or spin-offs that do not have 12 months of trading history. If there are fewer than 35 stocks, stocks from a supplementary list of highly correlated sub-industries that meet the market capitalization and liquidity thresholds are included in order of their float-adjusted market capitalization. The market capitalization threshold may be relaxed to ensure that there are at least 22 stocks in the Index as of the rebalancing effective date. Existing Index constituents are removed at the quarterly rebalancing effective date if either their float-adjusted market capitalization falls below $300 million or their float-adjusted liquidity ratio falls below 50%. The market capitalization threshold and the liquidity threshold are each reviewed from time to time based on market conditions. Rebalancing occurs on the third Friday of the quarter ending month. The S&P TMI tracks all the U.S. common stocks listed on the NYSE (including NYSE Arca and NYSE Amex), the NASDAQ Global Select Market, the NASDAQ Select Market and the NASDAQ Capital Market. The Index is an equal weighted market cap index. As of September 30, 2011, the Index was comprised of 74 stocks.

The Index is sponsored by Standard & Poor’s Financial Services LLC (the “Index Provider”) which is not affiliated with the Fund or the Adviser. The Index Provider determines the composition of the Index, relative weightings of the securities in the Index and publishes information regarding the market value of the Index.

PRINCIPAL RISKS OF INVESTING IN THE FUND
As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.

passive strategy/index risk: The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower than if the Fund employed an active strategy.

index tracking risk: While the Adviser seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund’s return may not match or achieve a high degree of correlation with the return of the Index due to operating expenses, transaction costs, cash flows, regulatory requirements and operational inefficiencies. For example, the Adviser anticipates that it may take several business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.

oil and gas sector risk: The Fund’s assets will generally be concentrated in the oil and gas exploration and production industry, which means the Fund will be more affected by the performance of the oil and gas exploration and production industry versus a fund that was more diversified. Companies in the oil and gas sector develop and produce crude oil and natural gas and provide drilling and other energy resources production and distribution related services. Stock prices for these types of companies are affected by supply and demand both for their specific product or service and for energy products in general. The price of oil and gas, exploration and production spending, government regulation, world events and economic conditions will likewise affect the performance of these

Precise in a world that isn’t. SM	103

companies. Correspondingly, securities of companies in the energy field are subject to swift price and supply fluctuations caused by events relating to international politics, energy conservation, the success of exploration projects, and tax and other governmental regulatory policies. Weak demand for the companies’ products or services or for energy products and services in general, as well as negative developments in these other areas, would adversely impact the Fund’s performance. Oil and gas exploration and production can be significantly affected by natural disasters as well as changes in exchange rates, interest rates, government regulation, world events and economic conditions. These companies may be at risk for environmental damage claims.

equity investing risk: An investment in the Fund involves risks similar to those of investing in any fund of equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices.

non-diversification risk: The Fund is non-diversified and may invest a larger percentage of its assets in securities of a few issuers or a single issuer than that of a diversified fund. As a result, the Fund’s performance may be disproportionately impacted by the performance of relatively few securities.

FUND PERFORMANCE
The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for certain time periods compare with the average annual returns of the Index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at http://www.spdrs.com.

annual total return (years ended 12/31)*

2007	36.90
2008	-42.75
2009	39.94
2010	28.54

Highest Quarterly Return: 30.52% (Q2 2008)
Lowest Quarterly Return: -35.77% (Q3 2008)

* As of September 30, 2011, the Fund’s Calendar Year-To-Date return was -18.04%.

average annual total returns (for periods ending 12/31/10)
The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The returns after taxes can exceed the return before taxes due to an assumed tax benefit for a shareholder from realizing a capital loss on a sale of Fund shares.

		SINCE INCEPTION
	ONE YEAR	(6/19/06)

RETURN BEFORE TAXES	28.54%	10.81%

RETURN AFTER TAXES ON DISTRIBUTIONS	28.45%	10.72%

RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES	18.64%	9.39%

S&P OIL & GAS EXPLORATION & PRODUCTION SELECT INDUSTRY INDEX (reflects no deduction for fees, expenses or taxes)	29.04%	11.11%

104	Precise in a world that isn’t. SM

PORTFOLIO MANAGEMENT

investment adviser
SSgA FM serves as the investment adviser to the Fund.

portfolio managers
The professionals primarily responsible for the day-to-day management of the Fund are Mike Feehily and John Tucker.

mike feehily, cfa, is a Managing Director of the Adviser. He joined the Adviser in 1997, moved to State Street Global Markets LLC in 2006 and rejoined the Adviser in 2010.

john tucker, cfa, is a Managing Director of the Adviser. He joined the Adviser in 1988.

For important information about the purchase and sale of Fund shares and tax information, please turn to “Summary Information about Purchases, Sales and Taxes” on page 133 of the Prospectus.

Precise in a world that isn’t. SM	105

SPDR® S&P® Outsourcing & IT Consulting ETF

INVESTMENT OBJECTIVE
The SPDR S&P Outsourcing & IT Consulting ETF (the “Fund”) seeks to replicate as closely as possible, before expenses, the performance of an index derived from the outsourcing and information technology consulting segment of a U.S. total market composite index.

FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. This table and the example below do not reflect brokerage commissions you may pay on purchases and sales of the Fund’s shares.

annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment):

MANAGEMENT FEES	0.35%

DISTRIBUTION AND SERVICE (12b-1) FEES (1)	None

OTHER EXPENSES (2)	0.00%

TOTAL ANNUAL FUND OPERATING EXPENSES	0.35%

(1)	The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which payments of up to 0.25% of average daily net assets may be made, however, the Board has determined that no such payments will be made through at least October 31, 2012.

(2)	“Other Expenses” are based on estimated amounts for the current fiscal year.

example:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

YEAR 1	YEAR 3

$36	$113

portfolio turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.

THE FUND’S PRINCIPAL INVESTMENT STRATEGY
In seeking to track the performance of the S&P Outsourcing & IT Consulting Select Industry Index (the “Index”), the Fund employs a replication strategy, which means that the Fund typically invests in substantially all of the securities represented in the Index in approximately the same proportions as the Index.

Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index. The Fund will provide shareholders with at least 60 days notice prior to any material change in this 80% investment policy. In addition, the Fund may invest in equity securities that are not included in the Index, cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by SSgA Funds Management, Inc. (“SSgA FM” or the “Adviser”), the investment adviser to the Fund).

106	Precise in a world that isn’t. SM

The Index represents the outsourcing and information technology consulting industry group of the S&P Total Market Index (“S&P TMI”). The Index is one of twenty-five (25) of the S&P Select Industry Indices (the “Select Industry Indices”), each designed to measure the performance of a narrow sub-industry or group of sub-industries determined based on the Global Industry Classification Standards (“GICS”). Membership in the Select Industry Indices is based on the GICS classification, as well as liquidity and market cap requirements. Companies in the Select Industry Indices are classified based primarily on revenues; however, earnings and market perception are also considered. The Index consists of the S&P TMI constituents belonging to the particular GICS sub-industry or group of sub-industries that satisfy the following criteria: (i) have a float-adjusted market capitalization above $500 million with a float-adjusted liquidity ratio (defined by dollar value traded over the previous 12 months divided by the float-adjusted market capitalization as of the index rebalancing reference date) above 90% or have a float-adjusted market capitalization above $400 million with a float-adjusted liquidity ratio (as defined above) above 150%; and (ii) are U.S. based companies. The length of time to evaluate liquidity is reduced to the available trading period for initial public offerings or spin-offs that do not have 12 months of trading history. If there are fewer than 35 stocks, stocks from a supplementary list of highly correlated sub-industries that meet the market capitalization and liquidity thresholds are included in order of their float-adjusted market capitalization. The market capitalization threshold may be relaxed to ensure that there are at least 22 stocks in the Index as of the rebalancing effective date. Existing Index constituents are removed at the quarterly rebalancing effective date if either their float-adjusted market capitalization falls below $300 million or their float-adjusted liquidity ratio falls below 50%. The market capitalization threshold and the liquidity threshold are each reviewed from time to time based on market conditions. Rebalancing occurs on the third Friday of the quarter ending month. The S&P TMI tracks all the U.S. common stocks listed on the NYSE (including NYSE Arca and NYSE Amex), the NASDAQ Global Select Market, the NASDAQ Select Market and the NASDAQ Capital Market. The Index is an equal weighted market cap index. As of September 30, 2011, the Index was comprised of 43 stocks.

The Index is sponsored by Standard & Poor’s Financial Services LLC (the “Index Provider”) which is not affiliated with the Fund or the Adviser. The Index Provider determines the composition of the Index, relative weightings of the securities in the Index and publishes information regarding the market value of the Index.

PRINCIPAL RISKS OF INVESTING IN THE FUND
As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.

passive strategy/index risk: The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower than if the Fund employed an active strategy.

index tracking risk: While the Adviser seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund’s return may not match or achieve a high degree of correlation with the return of the Index due to operating expenses, transaction costs, cash flows, regulatory requirements and operational inefficiencies. For example, the Adviser anticipates that it may take several business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.

outsourcing and consulting sector risk: The Fund’s assets will generally be concentrated in the outsourcing and information technology consulting industry, which means the Fund will be more affected by the performance of the outsourcing and information technology consulting industry versus a fund that was more diversified. The information technology consulting services and outsourcing industry can be significantly affected by competitive pressures, such as technological developments, fixed-rate pricing, and the ability to attract and retain skilled employees. The success of companies in this industry is subject to continued demand for business services.

computer sector risk: The Fund will concentrate in segments of the computer industry. The computer industry can be significantly affected by competitive pressures, aggressive pricing, technological developments, changing domestic demand, the ability to attract and retain skilled employees and availability and price of components. The

Precise in a world that isn’t. SM	107

market for products produced by computer companies is characterized by rapidly changing technology, rapid product obsolescence, cyclical market patterns, evolving industry standards and frequent new product introductions. The success of industry participants depends in substantial part on the timely and successful introduction of new products. An unexpected change in one or more of the technologies affecting an issuer’s products or in the market for products based on a particular technology could have a material adverse effect on a participant’s operating results.

Many computer companies rely on a combination of patents, copyrights, trademarks and trade secret laws to establish and protect their proprietary rights in their products and technologies. There can be no assurance that the steps taken by computer companies to protect their proprietary rights will be adequate to prevent misappropriation of their technology or that competitors will not independently develop technologies that are substantially equivalent or superior to such companies’ technology.

technology sector risk: The Fund is subject to the risk that market or economic factors impacting technology companies and companies that rely heavily on technology advances could have a major effect on the value of the Fund’s investments. The value of stocks of technology companies and companies that rely heavily on technology is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition, both domestically and internationally, including competition from foreign competitors with lower production costs. Technology companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market. Additionally, companies in the technology sector may face dramatic and often unpredictable changes in growth rates and competition for the services of qualified personnel.

equity investing risk: An investment in the Fund involves risks similar to those of investing in any fund of equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices.

non-diversification risk: The Fund is non-diversified and may invest a larger percentage of its assets in securities of a few issuers or a single issuer than that of a diversified fund. As a result, the Fund’s performance may be disproportionately impacted by the performance of relatively few securities.

FUND PERFORMANCE
The Fund had not commenced operations as of the date of this Prospectus and therefore the Fund does not have a full calendar year of performance information.

PORTFOLIO MANAGEMENT

investment adviser
SSgA FM serves as the investment adviser to the Fund.

portfolio managers
The professionals primarily responsible for the day-to-day management of the Fund are Mike Feehily and John Tucker.

mike feehily, cfa, is a Managing Director of the Adviser. He joined the Adviser in 1997, moved to State Street Global Markets LLC in 2006 and rejoined the Adviser in 2010.

john tucker, cfa, is a Managing Director of the Adviser. He joined the Adviser in 1988.

For important information about the purchase and sale of Fund shares and tax information, please turn to “Summary Information about Purchases, Sales and Taxes” on page 133 of the Prospectus.

108	Precise in a world that isn’t. SM

SPDR® S&P® Pharmaceuticals ETF

INVESTMENT OBJECTIVE
The SPDR S&P Pharmaceuticals ETF (the “Fund”) seeks to replicate as closely as possible, before expenses, the performance of an index derived from the pharmaceuticals segment of a U.S. total market composite index.

FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. This table and the example below do not reflect brokerage commissions you may pay on purchases and sales of the Fund’s shares.

annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment):

MANAGEMENT FEES	0.35%

DISTRIBUTION AND SERVICE (12b-1) FEES (1)	None

OTHER EXPENSES (2)	0.00%

TOTAL ANNUAL FUND OPERATING EXPENSES (2)	0.35%

(1)	The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which payments of up to 0.25% of average daily net assets may be made, however, the Board has determined that no such payments will be made through at least October 31, 2012.

(2)	Amounts do not reflect certain other expenses of 0.01% incurred during the prior fiscal year which are not expected to be incurred during the current fiscal year.

example:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

YEAR 1	YEAR 3	YEAR 5	YEAR 10

$36	$113	$197	$443

portfolio turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 50% of the average value of its portfolio.

THE FUND’S PRINCIPAL INVESTMENT STRATEGY
In seeking to track the performance of the S&P Pharmaceuticals Select Industry Index (the “Index”), the Fund employs a replication strategy, which means that the Fund typically invests in substantially all of the securities represented in the Index in approximately the same proportions as the Index.

Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index. The Fund will provide shareholders with at least 60 days notice prior to any material change in this 80% investment policy. In addition, the Fund may invest in equity securities that are not included in the Index, cash and cash equivalents or money market instruments, such as repurchase agreements and money market

Precise in a world that isn’t. SM	109

funds (including money market funds advised by SSgA Funds Management, Inc. (“SSgA FM” or the “Adviser”), the investment adviser to the Fund).

The Index represents the pharmaceuticals industry group of the S&P Total Market Index (“S&P TMI”). The Index is one of twenty-five (25) of the S&P Select Industry Indices (the “Select Industry Indices”), each designed to measure the performance of a narrow sub-industry or group of sub-industries determined based on the Global Industry Classification Standards (“GICS”). Membership in the Select Industry Indices is based on the GICS classification, as well as liquidity and market cap requirements. Companies in the Select Industry Indices are classified based primarily on revenues; however, earnings and market perception are also considered. The Index consists of the S&P TMI constituents belonging to the particular GICS sub-industry or group of sub-industries that satisfy the following criteria: (i) have a float-adjusted market capitalization above $500 million with a float-adjusted liquidity ratio (defined by dollar value traded over the previous 12 months divided by the float-adjusted market capitalization as of the index rebalancing reference date) above 90% or have a float-adjusted market capitalization above $400 million with a float-adjusted liquidity ratio (as defined above) above 150%; and (ii) are U.S. based companies. The length of time to evaluate liquidity is reduced to the available trading period for initial public offerings or spin-offs that do not have 12 months of trading history. If there are fewer than 35 stocks, stocks from a supplementary list of highly correlated sub-industries that meet the market capitalization and liquidity thresholds are included in order of their float-adjusted market capitalization. The market capitalization threshold may be relaxed to ensure that there are at least 22 stocks in the Index as of the rebalancing effective date. Existing Index constituents are removed at the quarterly rebalancing effective date if either their float-adjusted market capitalization falls below $300 million or their float-adjusted liquidity ratio falls below 50%. The market capitalization threshold and the liquidity threshold are each reviewed from time to time based on market conditions. Rebalancing occurs on the third Friday of the quarter ending month. The S&P TMI tracks all the U.S. common stocks listed on the NYSE (including NYSE Arca and NYSE Amex), the NASDAQ Global Select Market, the NASDAQ Select Market and the NASDAQ Capital Market. The Index is an equal weighted market cap index. As of September 30, 2011, the Index was comprised of 29 stocks.

The Index is sponsored by Standard & Poor’s Financial Services LLC (the “Index Provider”) which is not affiliated with the Fund or the Adviser. The Index Provider determines the composition of the Index, relative weightings of the securities in the Index and publishes information regarding the market value of the Index.

PRINCIPAL RISKS OF INVESTING IN THE FUND
As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.

passive strategy/index risk: The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower than if the Fund employed an active strategy.

index tracking risk: While the Adviser seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund’s return may not match or achieve a high degree of correlation with the return of the Index due to operating expenses, transaction costs, cash flows, regulatory requirements and operational inefficiencies. For example, the Adviser anticipates that it may take several business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.

pharmaceuticals sector risk: The Fund’s assets will generally be concentrated in the pharmaceuticals industry, which means the Fund will be more affected by the performance of the pharmaceuticals industry versus a fund that was more diversified. Companies in the pharmaceutical industry are heavily dependent on patent protection. The expiration of patents may adversely affect the profitability of the companies. Pharmaceutical companies are also subject to extensive litigation based on product liability and other similar claims. Many new products are subject to approval of the U.S. Food and Drug Administration (“FDA”). The process of obtaining FDA approval can be long and

110	Precise in a world that isn’t. SM

costly and approved products are susceptible to obsolescence. Pharmaceutical companies are also subject to heavy competitive forces that may make it difficult to raise prices and, in fact, may result in price discounting.

equity investing risk: An investment in the Fund involves risks similar to those of investing in any fund of equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices.

non-diversification risk: The Fund is non-diversified and may invest a larger percentage of its assets in securities of a few issuers or a single issuer than that of a diversified fund. As a result, the Fund’s performance may be disproportionately impacted by the performance of relatively few securities.

FUND PERFORMANCE
The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for certain time periods compare with the average annual returns of the Index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at http://www.spdrs.com.

annual total return (years ended 12/31)*

2007	-1.38
2008	-9.18
2009	28.06
2010	22.32

Highest Quarterly Return: 17.74% (Q3 2009)
Lowest Quarterly Return: -10.04% (Q1 2009)

* As of September 30, 2011, the Fund’s Calendar Year-To-Date return was 0.06%.

average annual total returns (for periods ending 12/31/10)
The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The returns after taxes can exceed the return before taxes due to an assumed tax benefit for a shareholder from realizing a capital loss on a sale of Fund shares.

		SINCE INCEPTION
	ONE YEAR	(6/19/06)

RETURN BEFORE TAXES	22.32%	10.17%

RETURN AFTER TAXES ON DISTRIBUTIONS	22.10%	9.93%

RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES	14.77%	8.77%

S&P PHARMACEUTICALS SELECT INDUSTRY INDEX (reflects no deduction for fees, expenses or taxes)	22.73%	10.38%

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PORTFOLIO MANAGEMENT

investment adviser
SSgA FM serves as the investment adviser to the Fund.

portfolio managers
The professionals primarily responsible for the day-to-day management of the Fund are Mike Feehily and John Tucker.

mike feehily, cfa, is a Managing Director of the Adviser. He joined the Adviser in 1997, moved to State Street Global Markets LLC in 2006 and rejoined the Adviser in 2010.

john tucker, cfa, is a Managing Director of the Adviser. He joined the Adviser in 1988.

For important information about the purchase and sale of Fund shares and tax information, please turn to “Summary Information about Purchases, Sales and Taxes” on page 133 of the Prospectus.

112	Precise in a world that isn’t. SM

SPDR® S&P® Retail ETF

INVESTMENT OBJECTIVE
The SPDR S&P Retail ETF (the “Fund”) seeks to replicate as closely as possible, before expenses, the performance of an index derived from the retail segment of a U.S. total market composite index.

FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. This table and the example below do not reflect brokerage commissions you may pay on purchases and sales of the Fund’s shares.

annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment):

MANAGEMENT FEES	0.35%

DISTRIBUTION AND SERVICE (12b-1) FEES (1)	None

OTHER EXPENSES (2)	0.00%

TOTAL ANNUAL FUND OPERATING EXPENSES (2)	0.35%

(1)	The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which payments of up to 0.25% of average daily net assets may be made, however, the Board has determined that no such payments will be made through at least October 31, 2012.

(2)	Amounts do not reflect certain other expenses of 0.01% incurred during the prior fiscal year which are not expected to be incurred during the current fiscal year.

example:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

YEAR 1	YEAR 3	YEAR 5	YEAR 10

$36	$113	$197	$443

portfolio turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 69% of the average value of its portfolio.

THE FUND’S PRINCIPAL INVESTMENT STRATEGY
In seeking to track the performance of the S&P Retail Select Industry Index (the “Index”), the Fund employs a replication strategy, which means that the Fund typically invests in substantially all of the securities represented in the Index in approximately the same proportions as the Index.

Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index. The Fund will provide shareholders with at least 60 days notice prior to any material change in this 80% investment policy. In addition, the Fund may invest in equity securities that are not included in the Index, cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by SSgA Funds Management, Inc. (“SSgA FM” or the “Adviser”), the investment adviser to the Fund).

Precise in a world that isn’t. SM	113

The Index represents the retail industry group of the S&P Total Market Index (“S&P TMI”). The Index is one of twenty-five (25) of the S&P Select Industry Indices (the “Select Industry Indices”), each designed to measure the performance of a narrow sub-industry or group of sub-industries determined based on the Global Industry Classification Standards (“GICS”). Membership in the Select Industry Indices is based on the GICS classification, as well as liquidity and market cap requirements. Companies in the Select Industry Indices are classified based primarily on revenues; however, earnings and market perception are also considered. The Index consists of the S&P TMI constituents belonging to the particular GICS sub-industry or group of sub-industries that satisfy the following criteria: (i) have a float-adjusted market capitalization above $500 million with a float-adjusted liquidity ratio (defined by dollar value traded over the previous 12 months divided by the float-adjusted market capitalization as of the index rebalancing reference date) above 90% or have a float-adjusted market capitalization above $400 million with a float-adjusted liquidity ratio (as defined above) above 150%; and (ii) are U.S. based companies. The length of time to evaluate liquidity is reduced to the available trading period for initial public offerings or spin-offs that do not have 12 months of trading history. If there are fewer than 35 stocks, stocks from a supplementary list of highly correlated sub-industries that meet the market capitalization and liquidity thresholds are included in order of their float-adjusted market capitalization. The market capitalization threshold may be relaxed to ensure that there are at least 22 stocks in the Index as of the rebalancing effective date. Existing Index constituents are removed at the quarterly rebalancing effective date if either their float-adjusted market capitalization falls below $300 million or their float-adjusted liquidity ratio falls below 50%. The market capitalization threshold and the liquidity threshold are each reviewed from time to time based on market conditions. Rebalancing occurs on the third Friday of the quarter ending month. The S&P TMI tracks all the U.S. common stocks listed on the NYSE (including NYSE Arca and NYSE Amex), the NASDAQ Global Select Market, the NASDAQ Select Market and the NASDAQ Capital Market. The Index is an equal weighted market cap index. As of September 30, 2011, the Index was comprised of 95 stocks.

The Index is sponsored by Standard & Poor’s Financial Services LLC (the “Index Provider”) which is not affiliated with the Fund or the Adviser. The Index Provider determines the composition of the Index, relative weightings of the securities in the Index and publishes information regarding the market value of the Index.

PRINCIPAL RISKS OF INVESTING IN THE FUND
As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.

passive strategy/index risk: The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower than if the Fund employed an active strategy.

index tracking risk: While the Adviser seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund’s return may not match or achieve a high degree of correlation with the return of the Index due to operating expenses, transaction costs, cash flows, regulatory requirements and operational inefficiencies. For example, the Adviser anticipates that it may take several business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.

retail sector risk: The Fund’s assets will generally be concentrated in the retail industry, which means the Fund will be more affected by the performance of the retail industry versus a fund that was more diversified. Retail and related industries can be significantly affected by the performance of the domestic and international economy, consumer confidence and spending, intense competition, changes in demographics, and changing consumer tastes and preferences.

equity investing risk: An investment in the Fund involves risks similar to those of investing in any fund of equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices.

114	Precise in a world that isn’t. SM

non-diversification risk: The Fund is non-diversified and may invest a larger percentage of its assets in securities of a few issuers or a single issuer than that of a diversified fund. As a result, the Fund’s performance may be disproportionately impacted by the performance of relatively few securities.

FUND PERFORMANCE
The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for certain time periods compare with the average annual returns of the Index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at http://www.spdrs.com.

annual total return (years ended 12/31)*

2007	-16.13
2008	-38.79
2009	77.66
2010	37.08

Highest Quarterly Return: 23.68% (Q3 2009)
Lowest Quarterly Return: -32.30% (Q4 2008)

* As of September 30, 2011, the Fund’s Calendar Year-To-Date return was -3.91%.

average annual total returns (for periods ending 12/31/10)
The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The returns after taxes can exceed the return before taxes due to an assumed tax benefit for a shareholder from realizing a capital loss on a sale of Fund shares.

		SINCE INCEPTION
	ONE YEAR	(6/19/06)

RETURN BEFORE TAXES	37.08%	7.50%

RETURN AFTER TAXES ON DISTRIBUTIONS	36.61%	7.15%

RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES	24.12%	6.26%

S&P RETAIL SELECT INDUSTRY INDEX (reflects no deduction for fees, expenses or taxes)	37.41%	7.86%

PORTFOLIO MANAGEMENT

investment adviser
SSgA FM serves as the investment adviser to the Fund.

portfolio managers
The professionals primarily responsible for the day-to-day management of the Fund are Mike Feehily and John Tucker.

mike feehily, cfa, is a Managing Director of the Adviser. He joined the Adviser in 1997, moved to State Street Global Markets LLC in 2006 and rejoined the Adviser in 2010.

john tucker, cfa, is a Managing Director of the Adviser. He joined the Adviser in 1988.

For important information about the purchase and sale of Fund shares and tax information, please turn to “Summary Information about Purchases, Sales and Taxes” on page 133 of the Prospectus.

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SPDR® S&P® Semiconductor ETF

INVESTMENT OBJECTIVE
The SPDR S&P Semiconductor ETF (the “Fund”) seeks to replicate as closely as possible, before expenses, the performance of an index derived from the semiconductor segment of a U.S. total market composite index.

FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. This table and the example below do not reflect brokerage commissions you may pay on purchases and sales of the Fund’s shares.

annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment):

MANAGEMENT FEES	0.35%

DISTRIBUTION AND SERVICE (12b-1) FEES (1)	None

OTHER EXPENSES (2)	0.00%

TOTAL ANNUAL FUND OPERATING EXPENSES (2)	0.35%

(1)	The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which payments of up to 0.25% of average daily net assets may be made, however, the Board has determined that no such payments will be made through at least October 31, 2012.

(2)	Amounts do not reflect certain other expenses of 0.02% incurred during the prior fiscal year which are not expected to be incurred during the current fiscal year.

example:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

YEAR 1	YEAR 3	YEAR 5	YEAR 10

$36	$113	$197	$443

portfolio turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 88% of the average value of its portfolio.

THE FUND’S PRINCIPAL INVESTMENT STRATEGY
In seeking to track the performance of the S&P Semiconductor Select Industry Index (the “Index”), the Fund employs a replication strategy, which means that the Fund typically invests in substantially all of the securities represented in the Index in approximately the same proportions as the Index.

Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index. The Fund will provide shareholders with at least 60 days notice prior to any material change in this 80% investment policy. In addition, the Fund may invest in equity securities that are not included in the Index, cash and cash equivalents or money market instruments, such as repurchase agreements and money market

116	Precise in a world that isn’t. SM

funds (including money market funds advised by SSgA Funds Management, Inc. (“SSgA FM” or the “Adviser”), the investment adviser to the Fund).

The Index represents the semiconductors industry group of the S&P Total Market Index (“S&P TMI”). The Index is one of twenty-five (25) of the S&P Select Industry Indices (the “Select Industry Indices”), each designed to measure the performance of a narrow sub-industry or group of sub-industries determined based on the Global Industry Classification Standards (“GICS”). Membership in the Select Industry Indices is based on the GICS classification, as well as liquidity and market cap requirements. Companies in the Select Industry Indices are classified based primarily on revenues; however, earnings and market perception are also considered. The Index consists of the S&P TMI constituents belonging to the particular GICS sub-industry or group of sub-industries that satisfy the following criteria: (i) have a float-adjusted market capitalization above $500 million with a float-adjusted liquidity ratio (defined by dollar value traded over the previous 12 months divided by the float-adjusted market capitalization as of the index rebalancing reference date) above 90% or have a float-adjusted market capitalization above $400 million with a float-adjusted liquidity ratio (as defined above) above 150%; and (ii) are U.S. based companies. The length of time to evaluate liquidity is reduced to the available trading period for initial public offerings or spin-offs that do not have 12 months of trading history. If there are fewer than 35 stocks, stocks from a supplementary list of highly correlated sub-industries that meet the market capitalization and liquidity thresholds are included in order of their float-adjusted market capitalization. The market capitalization threshold may be relaxed to ensure that there are at least 22 stocks in the Index as of the rebalancing effective date. Existing Index constituents are removed at the quarterly rebalancing effective date if either their float-adjusted market capitalization falls below $300 million or their float-adjusted liquidity ratio falls below 50%. The market capitalization threshold and the liquidity threshold are each reviewed from time to time based on market conditions. Rebalancing occurs on the third Friday of the quarter ending month. The S&P TMI tracks all the U.S. common stocks listed on the NYSE (including NYSE Arca and NYSE Amex), the NASDAQ Global Select Market, the NASDAQ Select Market and the NASDAQ Capital Market. The Index is an equal weighted market cap index. As of September 30, 2011, the Index was comprised of 49 stocks.

The Index is sponsored by Standard & Poor’s Financial Services LLC (the “Index Provider”) which is not affiliated with the Fund or the Adviser. The Index Provider determines the composition of the Index, relative weightings of the securities in the Index and publishes information regarding the market value of the Index.

PRINCIPAL RISKS OF INVESTING IN THE FUND
As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.

passive strategy/index risk: The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower than if the Fund employed an active strategy.

index tracking risk: While the Adviser seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund’s return may not match or achieve a high degree of correlation with the return of the Index due to operating expenses, transaction costs, cash flows, regulatory requirements and operational inefficiencies. For example, the Adviser anticipates that it may take several business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.

semiconductor sector risk: The Fund’s assets will generally be concentrated in the semiconductor industry, which means the Fund will be more affected by the performance of the semiconductor industry versus a fund that was more diversified. The Fund is subject to the risk that market or economic factors impacting companies in the semiconductor industry and companies that rely heavily on technology advances could have a major effect on the value of the Fund’s investments. The value of stocks of companies in the semiconductor industry and companies that rely heavily on technology is particularly vulnerable to rapid changes in product cycles, rapid product obsolescence, government regulation and competition, both domestically and internationally, including competition

Precise in a world that isn’t. SM	117

from foreign competitors with lower production costs. Companies in the semiconductor industry and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market. Additionally, companies in the semiconductor industry may face dramatic and often unpredictable changes in growth rates and competition for the services of qualified personnel.

equity investing risk: An investment in the Fund involves risks similar to those of investing in any fund of equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices.

non-diversification risk: The Fund is non-diversified and may invest a larger percentage of its assets in securities of a few issuers or a single issuer than that of a diversified fund. As a result, the Fund’s performance may be disproportionately impacted by the performance of relatively few securities.

FUND PERFORMANCE
The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for certain time periods compare with the average annual returns of the Index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at http://www.spdrs.com.

annual total return (years ended 12/31)*

2007	42.58
2008	-59.53
2009	87.93
2010	34.08

Highest Quarterly Return: 23.93% (Q2 2009)
Lowest Quarterly Return: -31.08% (Q4 2008)

* As of September 30, 2011, the Fund’s Calendar Year-To-Date return was -22.00%.

average annual total returns (for periods ending 12/31/10)
The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The returns after taxes can exceed the return before taxes due to an assumed tax benefit for a shareholder from realizing a capital loss on a sale of Fund shares.

		SINCE INCEPTION
	ONE YEAR	(1/31/06)

RETURN BEFORE TAXES	15.84%	1.14%

RETURN AFTER TAXES ON DISTRIBUTIONS	15.69%	1.04%

RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES	10.46%	0.94%

S&P SEMICONDUCTOR SELECT INDUSTRY INDEX (reflects no deduction for fees, expenses or taxes)	16.26%	1.06%

118	Precise in a world that isn’t. SM

PORTFOLIO MANAGEMENT

investment adviser
SSgA FM serves as the investment adviser to the Fund.

portfolio managers
The professionals primarily responsible for the day-to-day management of the Fund are Mike Feehily and John Tucker.

mike feehily, cfa, is a Managing Director of the Adviser. He joined the Adviser in 1997, moved to State Street Global Markets LLC in 2006 and rejoined the Adviser in 2010.

john tucker, cfa, is a Managing Director of the Adviser. He joined the Adviser in 1988.

For important information about the purchase and sale of Fund shares and tax information, please turn to “Summary Information about Purchases, Sales and Taxes” on page 133 of the Prospectus.

Precise in a world that isn’t. SM	119

SPDR® S&P® Software & Services ETF

INVESTMENT OBJECTIVE
The SPDR S&P Software & Services ETF (the “Fund”) seeks to replicate as closely as possible, before expenses, the performance of an index derived from the computer software segment of a U.S. total market composite index.

FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. This table and the example below do not reflect brokerage commissions you may pay on purchases and sales of the Fund’s shares.

annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment):

MANAGEMENT FEES	0.35%

DISTRIBUTION AND SERVICE (12b-1) FEES (1)	None

OTHER EXPENSES (2)	0.00%

TOTAL ANNUAL FUND OPERATING EXPENSES	0.35%

(1)	The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which payments of up to 0.25% of average daily net assets may be made, however, the Board has determined that no such payments will be made through at least October 31, 2012.

(2)	“Other Expenses” are based on estimated amounts for the current fiscal year.

example:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

YEAR 1	YEAR 3

$36	$113

portfolio turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.

THE FUND’S PRINCIPAL INVESTMENT STRATEGY
In seeking to track the performance of the S&P Software & Services Select Industry Index (the “Index”), the Fund employs a replication strategy, which means that the Fund typically invests in substantially all of the securities represented in the Index in approximately the same proportions as the Index.

Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index. The Fund will provide shareholders with at least 60 days notice prior to any material change in this 80% investment policy. In addition, the Fund may invest in equity securities that are not included in the Index, cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by SSgA Funds Management, Inc. (“SSgA FM” or the “Adviser”), the investment adviser to the Fund).

120	Precise in a world that isn’t. SM

The Index represents the software and services industry group of the S&P Total Stock Market Index (“S&P TMI”). The Index is one of twenty-five (25) of the S&P Select Industry Indices (the “Select Industry Indices”), each designed to measure the performance of a narrow sub-industry or group of sub-industries determined based on the Global Industry Classification Standards (“GICS”). Membership in the Select Industry Indices is based on the GICS classification, as well as liquidity and market cap requirements. Companies in the Select Industry Indices are classified based primarily on revenues; however, earnings and market perception are also considered. The Index consists of the S&P TMI constituents belonging to the particular GICS sub-industry or group of sub-industries that satisfy the following criteria: (i) have a float-adjusted market capitalization above $500 million with a float-adjusted liquidity ratio (defined by dollar value traded over the previous 12 months divided by the float-adjusted market capitalization as of the index rebalancing reference date) above 90% or have a float-adjusted market capitalization above $400 million with a float-adjusted liquidity ratio (as defined above) above 150%; and (ii) are U.S. based companies. The length of time to evaluate liquidity is reduced to the available trading period for initial public offerings or spin-offs that do not have 12 months of trading history. If there are fewer than 35 stocks, stocks from a supplementary list of highly correlated sub-industries that meet the market capitalization and liquidity thresholds are included in order of their float-adjusted market capitalization. The market capitalization threshold may be relaxed to ensure that there are at least 22 stocks in the Index as of the rebalancing effective date. Existing Index constituents are removed at the quarterly rebalancing effective date if either their float-adjusted market capitalization falls below $300 million or their float-adjusted liquidity ratio falls below 50%. The market capitalization threshold and the liquidity threshold are each reviewed from time to time based on market conditions. Rebalancing occurs on the third Friday of the quarter ending month. The S&P TMI tracks all the U.S. common stocks listed on the NYSE (including NYSE Arca and NYSE Amex), the NASDAQ Global Select Market, the NASDAQ Select Market and the NASDAQ Capital Market. The index is an equal weighted market cap index. As of September 30, 2011, the Index was comprised of 138 stocks.

The Index is sponsored by Standard & Poor’s Financial Services LLC (the “Index Provider”) which is not affiliated with the Fund or the Adviser. The Index Provider determines the composition of the Index, relative weightings of the securities in the Index and publishes information regarding the market value of the Index.

PRINCIPAL RISKS OF INVESTING IN THE FUND
As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.

passive strategy/index risk: The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower than if the Fund employed an active strategy.

index tracking risk: While the Adviser seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund’s return may not match or achieve a high degree of correlation with the return of the Index due to operating expenses, transaction costs, cash flows, regulatory requirements and operational inefficiencies. For example, the Adviser anticipates that it may take several business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.

computer software/services sector risk: The Fund’s assets will generally be concentrated in the computer industry, which means the Fund will be more affected by the performance of the computer industry versus a fund that was more diversified. The Fund will concentrate in segments of the computer industry. The computer industry, including companies servicing the computer industry, can be significantly affected by competitive pressures, aggressive pricing, technological developments, changing domestic demand, the ability to attract and retain skilled employees and availability and price of components. The market for products produced by computer companies is characterized by rapidly changing technology, rapid product obsolescence, cyclical market patterns, evolving industry standards and frequent new product introductions. The success of industry participants depends in substantial part on the timely and successful introduction of new products and the ability to service such products. An unexpected

Precise in a world that isn’t. SM	121

change in one or more of the technologies affecting an issuer’s products or in the market for products based on a particular technology could have a material adverse effect on a participant’s operating results.

Many computer companies rely on a combination of patents, copyrights, trademarks and trade secret laws to establish and protect their proprietary rights in their products and technologies. There can be no assurance that the steps taken by computer companies to protect their proprietary rights will be adequate to prevent misappropriation of their technology or that competitors will not independently develop technologies that are substantially equivalent or superior to such companies’ technology.

technology sector risk: The Fund is subject to the risk that market or economic factors impacting technology companies and companies that rely heavily on technology advances could have a major effect on the value of the Fund’s investments. The value of stocks of technology companies and companies that rely heavily on technology is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition, both domestically and internationally, including competition from foreign competitors with lower production costs. Technology companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market. Additionally, companies in the technology sector may face dramatic and often unpredictable changes in growth rates and competition for the services of qualified personnel.

equity investing risk: An investment in the Fund involves risks similar to those of investing in any fund of equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices.

non-diversification risk: The Fund is non-diversified and may invest a larger percentage of its assets in securities of a few issuers or a single issuer than that of a diversified fund. As a result, the Fund’s performance may be disproportionately impacted by the performance of relatively few securities.

FUND PERFORMANCE
The Fund has not yet completed a full calendar year of investment operations and therefore does not have any performance history. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s returns based on net assets and comparing the Fund’s performance to the Index.

PORTFOLIO MANAGEMENT

investment adviser
SSgA FM serves as the investment adviser to the Fund.

portfolio managers
The professionals primarily responsible for the day-to-day management of the Fund are Mike Feehily and John Tucker.

mike feehily, cfa, is a Managing Director of the Adviser. He joined the Adviser in 1997, moved to State Street Global Markets LLC in 2006 and rejoined the Adviser in 2010.

john tucker, cfa, is a Managing Director of the Adviser. He joined the Adviser in 1988.

For important information about the purchase and sale of Fund shares and tax information, please turn to “Summary Information about Purchases, Sales and Taxes” on page 133 of the Prospectus.

122	Precise in a world that isn’t. SM

SPDR® S&P® Telecom ETF

INVESTMENT OBJECTIVE
The SPDR S&P Telecom ETF (the “Fund”) seeks to replicate as closely as possible, before expenses, the performance of an index derived from the telecommunications segment of a U.S. total market composite index.

FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. This table and the example below do not reflect brokerage commissions you may pay on purchases and sales of the Fund’s shares.

annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment):

MANAGEMENT FEES	0.35%

DISTRIBUTION AND SERVICE (12b-1) FEES (1)	None

OTHER EXPENSES (2)	0.00%

TOTAL ANNUAL FUND OPERATING EXPENSES	0.35%

(1)	The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which payments of up to 0.25% of average daily net assets may be made, however, the Board has determined that no such payments will be made through at least October 31, 2012.

(2)	“Other Expenses” are based on estimated amounts for the current fiscal year.

example:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

YEAR 1	YEAR 3

$36	$113

portfolio turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the period from the commencement of the Fund’s operations (January 26, 2011) to the end of the most recent fiscal year, the Fund’s portfolio turnover rate was 64% of the average value of its portfolio.

THE FUND’S PRINCIPAL INVESTMENT STRATEGY
In seeking to track the performance of the S&P Telecom Select Industry Index (the “Index”), the Fund employs a replication strategy, which means that the Fund typically invests in substantially all of the securities represented in the Index in approximately the same proportions as the Index.

Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index. The Fund will provide shareholders with at least 60 days notice prior to any material change in this 80% investment policy. In addition, the Fund may invest in equity securities that are not included in the Index, cash and cash equivalents or money market instruments, such as repurchase agreements and money market

Precise in a world that isn’t. SM	123

funds (including money market funds advised by SSgA Funds Management, Inc. (“SSgA FM” or the “Adviser”), the investment adviser to the Fund).

The Index represents the telecommunications industry group of the S&P Total Market Index (“S&P TMI”). The Index is one of twenty-five (25) of the S&P Select Industry Indices (the “Select Industry Indices”), each designed to measure the performance of a narrow sub-industry or group of sub-industries determined based on the Global Industry Classification Standards (“GICS”). Membership in the Select Industry Indices is based on the GICS classification, as well as liquidity and market cap requirements. Companies in the Select Industry Indices are classified based primarily on revenues; however, earnings and market perception are also considered. The Index consists of the S&P TMI constituents belonging to the particular GICS sub-industry or group of sub-industries that satisfy the following criteria: (i) have a float-adjusted market capitalization above $500 million with a float-adjusted liquidity ratio (defined by dollar value traded over the previous 12 months divided by the float-adjusted market capitalization as of the index rebalancing reference date) above 90% or have a float-adjusted market capitalization above $400 million with a float-adjusted liquidity ratio (as defined above) above 150%; and (ii) are U.S. based companies. The length of time to evaluate liquidity is reduced to the available trading period for initial public offerings or spin-offs that do not have 12 months of trading history. If there are fewer than 35 stocks, stocks from a supplementary list of highly correlated sub-industries that meet the market capitalization and liquidity thresholds are included in order of their float-adjusted market capitalization. The market capitalization threshold may be relaxed to ensure that there are at least 22 stocks in the Index as of the rebalancing effective date. Existing Index constituents are removed at the quarterly rebalancing effective date if either their float-adjusted market capitalization falls below $300 million or their float-adjusted liquidity ratio falls below 50%. The market capitalization threshold and the liquidity threshold are each reviewed from time to time based on market conditions. Rebalancing occurs on the third Friday of the quarter ending month. The S&P TMI tracks all the U.S. common stocks listed on the NYSE (including NYSE Arca and NYSE Amex), the NASDAQ Global Select Market, the NASDAQ Select Market and the NASDAQ Capital Market. The Index is an equal weighted market cap index. As of September 30, 2011, the Index was comprised of 64 stocks.

Should the Index not contain the required minimum of 35 qualifying companies, it may contain members of the Communications Equipment sub-industry.

The Index is sponsored by Standard & Poor’s Financial Services LLC (the “Index Provider”) which is not affiliated with the Fund or the Adviser. The Index Provider determines the composition of the Index, relative weightings of the securities in the Index and publishes information regarding the market value of the Index.

PRINCIPAL RISKS OF INVESTING IN THE FUND
As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.

passive strategy/index risk: The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower than if the Fund employed an active strategy.

index tracking risk: While the Adviser seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund’s return may not match or achieve a high degree of correlation with the return of the Index due to operating expenses, transaction costs, cash flows, regulatory requirements and operational inefficiencies. For example, the Adviser anticipates that it may take several business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.

telecommunications sector risk: The Fund’s assets will generally be concentrated in the telecommunications industry, which means the Fund will be more affected by the performance of the telecommunications industry versus a fund that was more diversified. The telecommunications industry is subject to extensive government regulation. The costs of complying with governmental regulations, delays or failure to receive required regulatory

124	Precise in a world that isn’t. SM

approvals or the enactment of new adverse regulatory requirements may adversely affect the business of the telecommunications companies. The telecommunications industry can also be significantly affected by intense competition, including competition with alternative technologies such as wireless communications, product compatibility, consumer preferences, rapid product obsolescence and research and development of new products. Technological innovations may make the products and services of telecommunications companies obsolete. Other risks include uncertainties resulting from such companies’ diversification into new domestic and international businesses, as well as agreements by any such companies linking future rate increases to inflation or other factors not directly related to the actual operating profits of the enterprise.

equity investing risk: An investment in the Fund involves risks similar to those of investing in any fund of equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices.

non-diversification risk: The Fund is non-diversified and may invest a larger percentage of its assets in securities of a few issuers or a single issuer than that of a diversified fund. As a result, the Fund’s performance may be disproportionately impacted by the performance of relatively few securities.

FUND PERFORMANCE
The Fund has not yet completed a full calendar year of investment operations and therefore does not have any performance history. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s returns based on net assets and comparing the Fund’s performance to the Index.

PORTFOLIO MANAGEMENT

investment adviser
SSgA FM serves as the investment adviser to the Fund.

portfolio managers
The professionals primarily responsible for the day-to-day management of the Fund are Mike Feehily and John Tucker.

mike feehily, cfa, is a Managing Director of the Adviser. He joined the Adviser in 1997, moved to State Street Global Markets LLC in 2006 and rejoined the Adviser in 2010.

john tucker, cfa, is a Managing Director of the Adviser. He joined the Adviser in 1988.

For important information about the purchase and sale of Fund shares and tax information, please turn to “Summary Information about Purchases, Sales and Taxes” on page 133 of the Prospectus.

Precise in a world that isn’t. SM	125

SPDR® S&P® Transportation ETF

INVESTMENT OBJECTIVE
The SPDR S&P Transportation ETF (the “Fund”) seeks to replicate as closely as possible, before expenses, the performance of an index derived from the transportation segment of a U.S. total market composite index.

FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. This table and the example below do not reflect brokerage commissions you may pay on purchases and sales of the Fund’s shares.

annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment):

MANAGEMENT FEES	0.35%

DISTRIBUTION AND SERVICE (12b-1) FEES (1)	None

OTHER EXPENSES (2)	0.00%

TOTAL ANNUAL FUND OPERATING EXPENSES	0.35%

(1)	The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which payments of up to 0.25% of average daily net assets may be made, however, the Board has determined that no such payments will be made through at least October 31, 2012.

(2)	“Other Expenses” are based on estimated amounts for the current fiscal year.

example:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

YEAR 1	YEAR 3

$36	$113

portfolio turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the period from the commencement of the Fund’s operations (January 26, 2011) to the end of the most recent fiscal year, the Fund’s portfolio turnover rate was 19% of the average value of its portfolio.

THE FUND’S PRINCIPAL INVESTMENT STRATEGY
In seeking to track the performance of the S&P Transportation Select Industry Index (the “Index”), the Fund employs a replication strategy, which means that the Fund typically invests in substantially all of the securities represented in the Index in approximately the same proportions as the Index.

Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index. The Fund will provide shareholders with at least 60 days notice prior to any material change in this 80% investment policy. In addition, the Fund may invest in equity securities that are not included in the Index, cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by SSgA Funds Management, Inc. (“SSgA FM” or the “Adviser”), the investment adviser to the Fund).

126	Precise in a world that isn’t. SM

The Index represents the transportation industry group of the S&P Total Market Index (“S&P TMI”). The Index is one of twenty-five (25) of the S&P Select Industry Indices (the “Select Industry Indices”), each designed to measure the performance of a narrow sub-industry or group of sub-industries determined based on the Global Industry Classification Standards (“GICS”). Membership in the Select Industry Indices is based on the GICS classification, as well as liquidity and market cap requirements. Companies in the Select Industry Indices are classified based primarily on revenues; however, earnings and market perception are also considered. The Index consists of the S&P TMI constituents belonging to the particular GICS sub-industry or group of sub-industries that satisfy the following criteria: (i) have a float-adjusted market capitalization above $500 million with a float-adjusted liquidity ratio (defined by dollar value traded over the previous 12 months divided by the float-adjusted market capitalization as of the index rebalancing reference date) above 90% or have a float-adjusted market capitalization above $400 million with a float-adjusted liquidity ratio (as defined above) above 150%; and (ii) are U.S. based companies. The length of time to evaluate liquidity is reduced to the available trading period for initial public offerings or spin-offs that do not have 12 months of trading history. If there are fewer than 35 stocks, stocks from a supplementary list of highly correlated sub-industries that meet the market capitalization and liquidity thresholds are included in order of their float-adjusted market capitalization. The market capitalization threshold may be relaxed to ensure that there are at least 22 stocks in the Index as of the rebalancing effective date. Existing Index constituents are removed at the quarterly rebalancing effective date if either their float-adjusted market capitalization falls below $300 million or their float-adjusted liquidity ratio falls below 50%. The market capitalization threshold and the liquidity threshold are each reviewed from time to time based on market conditions. Rebalancing occurs on the third Friday of the quarter ending month. The S&P TMI tracks all the U.S. common stocks listed on the NYSE (including NYSE Arca and NYSE Amex), the NASDAQ Global Select Market, the NASDAQ Select Market and the NASDAQ Capital Market. The Index is an equal weighted market cap index. As of September 30, 2011, the Index was comprised of 39 stocks.

The Index is sponsored by Standard & Poor’s Financial Services LLC (the “Index Provider”) which is not affiliated with the Fund or the Adviser. The Index Provider determines the composition of the Index, relative weightings of the securities in the Index and publishes information regarding the market value of the Index.

PRINCIPAL RISKS OF INVESTING IN THE FUND
As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.

passive strategy/index risk: The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower than if the Fund employed an active strategy.

index tracking risk: While the Adviser seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund’s return may not match or achieve a high degree of correlation with the return of the Index due to operating expenses, transaction costs, cash flows, regulatory requirements and operational inefficiencies. For example, the Adviser anticipates that it may take several business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.

transportation sector risk: The Fund’s assets will generally be concentrated in the transportation industry, which means the Fund will be more affected by the performance of the transportation industry versus a fund that was more diversified. The transportation industry can be significantly affected by changes in the economy, fuel prices, labor relations, technology developments, exchange rates, insurance costs, industry competition and government regulation.

equity investing risk: An investment in the Fund involves risks similar to those of investing in any fund of equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices.

Precise in a world that isn’t. SM	127

non-diversification risk: The Fund is non-diversified and may invest a larger percentage of its assets in securities of a few issuers or a single issuer than that of a diversified fund. As a result, the Fund’s performance may be disproportionately impacted by the performance of relatively few securities.

FUND PERFORMANCE
The Fund has not yet completed a full calendar year of investment operations and therefore does not have any performance history. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s returns based on net assets and comparing the Fund’s performance to the Index.

PORTFOLIO MANAGEMENT

investment adviser
SSgA FM serves as the investment adviser to the Fund.

portfolio managers
The professionals primarily responsible for the day-to-day management of the Fund are Mike Feehily and John Tucker.

mike feehily, cfa, is a Managing Director of the Adviser. He joined the Adviser in 1997, moved to State Street Global Markets LLC in 2006 and rejoined the Adviser in 2010.

john tucker, cfa, is a Managing Director of the Adviser. He joined the Adviser in 1988.

For important information about the purchase and sale of Fund shares and tax information, please turn to “Summary Information about Purchases, Sales and Taxes” on page 133 of the Prospectus.

128	Precise in a world that isn’t. SM

SPDR® Wells Fargo® Preferred Stock ETF

INVESTMENT OBJECTIVE
The SPDR Wells Fargo Preferred Stock ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index based upon Preferred Securities (as defined below).

FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. This table and the example below do not reflect brokerage commissions you may pay on purchases and sales of the Fund’s shares.

annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment):

MANAGEMENT FEES	0.45%

DISTRIBUTION AND SERVICE (12b-1) FEES (1)	None

OTHER EXPENSES (2)	0.00%

TOTAL ANNUAL FUND OPERATING EXPENSES (2)	0.45%

(1)	The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which payments of up to 0.25% of average daily net assets may be made, however, the Board has determined that no such payments will be made through at least October 31, 2012.

(2)	Amounts do not reflect certain other expenses of 0.01% incurred during the prior fiscal year which are not expected to be incurred during the current fiscal year.

example:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

YEAR 1	YEAR 3	YEAR 5	YEAR 10

$46	$144	$252	$567

portfolio turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 26% of the average value of its portfolio.

THE FUND’S PRINCIPAL INVESTMENT STRATEGY
In seeking to track the performance of the Wells Fargo Hybrid and Preferred Securities Aggregate Index (the “Index”), the Fund employs a replication strategy, which means that the Fund typically invests in substantially all of the securities represented in the Index in approximately the same proportions as the Index.

Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index. The Fund will provide shareholders with at least 60 days notice prior to any material change in this 80% investment policy. In addition, the Fund may invest in equity securities that are not included in the Index, cash and cash equivalents or money market instruments, such as repurchase agreements and money market

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funds (including money market funds advised by SSgA Funds Management, Inc. (“SSgA FM” or the “Adviser”), the investment adviser to the Fund).

The Index is a modified market capitalization weighted index designed to measure the performance of non-convertible preferred stock and securities that are functionally equivalent to preferred stock, including, but not limited to, depositary preferred securities, perpetual subordinated debt and certain securities issued by banks and other financial institutions that are eligible for capital treatment with respect to such instruments akin to that received for issuance of straight preferred stock (collectively, “Preferred Securities”). Preferred Securities generally pay fixed rate distributions and typically have “preference” over common stock in the payment of distributions and the liquidation of a company’s assets — preference means that a company must pay distributions on its Preferred Securities before paying dividends on its common stock, and the claims of Preferred Securities holders are ahead of common stockholders’ claims on assets in a corporate liquidation. The Index includes Preferred Securities that meet the following criteria: (i) are non-convertible; (ii) have a par amount of $25; (iii) are listed on the New York Stock Exchange or NYSE Arca, Inc. (“NYSE Arca”); (iv) maintain a minimum par value of $250 million; (v) are U.S. dollar denominated; (vi) are rated investment grade by one of Moody’s Investors Service, Inc. or Standard & Poor’s Ratings Services; (vii) are publicly registered or exempt from registration under the Securities Act of 1933; and (viii) have a minimum monthly trading volume during each of the last six months of at least 250,000 trading units. The Index does not include auction rate preferred securities, convertible preferred shares, securities subject to sinking fund provisions, shares in closed-end funds, municipal securities, or repackaged securities linked to a security, a basket of securities or an index. The Index is rebalanced monthly, on the final NYSE Arca trading day of each month. Issuers of Preferred Securities may be either U.S. based or foreign. As of September 30, 2011, the Index was comprised of 153 Preferred Securities.

The Index is sponsored by Wells Fargo & Company (the “Index Provider”) which is not affiliated with the Fund or the Adviser. The Index Provider determines the composition of the Index, relative weightings of the securities in the Index and publishes information regarding the market value of the Index.

PRINCIPAL RISKS OF INVESTING IN THE FUND
As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.

passive strategy/index risk: The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower than if the Fund employed an active strategy.

index tracking risk: While the Adviser seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund’s return may not match or achieve a high degree of correlation with the return of the Index due to operating expenses, transaction costs, cash flows, regulatory requirements and operational inefficiencies. For example, the Adviser anticipates that it may take several business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.

preferred securities risk: There are special risks associated with investing in Preferred Securities. Generally, Preferred Security holders (such as the Fund) have no voting rights with respect to the issuing company unless certain events occur. In addition, Preferred Securities are subordinated to bonds and other debt instruments in a company’s capital structure and therefore will be subject to greater credit risk than those debt instruments. Unlike debt securities, dividend payments on a Preferred Security typically must be declared by the issuer’s board of directors. An issuer’s board of directors is generally not under any obligation to pay a dividend (even if such dividends have accrued), and may suspend payment of dividends on Preferred Securities at any time. In the event an issuer of Preferred Securities experiences economic difficulties, the issuer’s Preferred Securities may lose substantial value due to the reduced likelihood that the issuer’s board of directors will declare a dividend and the fact that the Preferred Security may be subordinated to other securities of the same issuer. There is a chance that

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the issuer of any of the Fund’s holdings will default (fail to make scheduled dividend payments on the Preferred Security or scheduled interest payments on other obligations of the issuer not held by the Fund).

interest rate risk. Because many Preferred Securities pay dividends at a fixed rate, their market price can be sensitive to changes in interest rates in a manner similar to bonds — that is, as interest rates rise, the value of the Preferred Securities held by the Fund are likely to decline. To the extent that the Fund invests a substantial portion of its assets in fixed rate Preferred Securities, rising interest rates may cause the value of the Fund’s investments to decline significantly.

issuer risk. Because many Preferred Securities allow holders to convert the Preferred Securities into common stock of the issuer, their market price can be sensitive to changes in the value of the issuer’s common stock and, therefore, declining common stock values may also cause the value of the Fund’s investments to decline.

call risk. Preferred Securities often have call features which allow the issuer to redeem the security at its discretion. The redemption of a Preferred Security having a higher than average yield may cause a decrease in the Fund’s yield.

financial sector risk: Preferred Securities may be issued by financial institutions. Financial institutions are subject to extensive governmental regulation which may limit both the amounts and types of loans and other financial commitments they can make, and the interest rates and fees they can charge. Profitability is largely dependent on the availability and cost of capital funds, and can fluctuate significantly when interest rates change or due to increased competition. In addition, the recent deterioration of the credit markets generally has caused an adverse impact in a broad range of markets, including U.S. and international credit and interbank money markets generally, thereby affecting a wide range of financial institutions and markets. Recent events in the financial sector have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign, and caused certain financial institutions to incur large losses. Numerous financial institutions have experienced substantial declines in the valuations of their assets, taken action to raise capital (such as the issuance of debt or equity securities), or even ceased operations. These actions have caused the securities of many financial institutions to experience a dramatic decline in value. Credit losses resulting from financial difficulties of borrowers and financial losses associated with investment activities can negatively impact the sector.

foreign securities risk: Returns on investments in foreign securities could be more volatile than, or trail the returns on, investments in U.S. securities. Investments in securities issued by entities based outside the U.S. pose distinct risks since political and economic events unique to a country or region will affect those markets and their issuers. Further, such entities and/or their securities may also be affected by currency controls; different accounting, auditing, financial reporting, and legal standards and practices; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. Securities traded on foreign markets may be less liquid (harder to sell) than securities traded domestically. These risks may be heightened in connection with investments in developing or emerging countries.

equity investing risk: An investment in the Fund involves risks similar to those of investing in any fund of equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices.

non-diversification risk: The Fund is non-diversified and may invest a larger percentage of its assets in securities of a few issuers or a single issuer than that of a diversified fund. As a result, the Fund’s performance may be disproportionately impacted by the performance of relatively few securities.

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FUND PERFORMANCE
The following bar chart and table provide an indication of the risks of investing in the Fund by showing the Fund’s performance for the most recent calendar year and by showing how the Fund’s average annual returns for certain time periods compare with the average annual returns of the Index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at http://www.spdrs.com.

annual total return (year ended 12/31)*

2010	14.39

Highest Quarterly Return: 10.56%% (Q3 2010)
Lowest Quarterly Return: -2.19% (Q2 2010)

* As of September 30, 2011, the Fund’s Calendar Year-To-Date return was -0.73%.

average annual total returns (for periods ending 12/31/10)
The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The returns after taxes can exceed the return before taxes due to an assumed tax benefit for a shareholder from realizing a capital loss on a sale of Fund shares.

		SINCE INCEPTION
	ONE YEAR	(9/16/09)

RETURN BEFORE TAXES	14.39%	15.97%

RETURN AFTER TAXES ON DISTRIBUTIONS	12.27%	13.72%

RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES	9.55%	12.39%

WELLS FARGO HYBRID AND PREFERRED SECURITIES AGGREGATE INDEX (reflects no deduction for fees, expenses or taxes)	14.98%	16.69%

PORTFOLIO MANAGEMENT

investment adviser
SSgA Funds Management, Inc. serves as the investment adviser to the Fund.

portfolio managers
The professionals primarily responsible for the day-to-day management of the Fund are Mike Feehily and John Tucker.

mike feehily, cfa, is a Managing Director of the Adviser. He joined the Adviser in 1997, moved to State Street Global Markets LLC in 2006 and rejoined the Adviser in 2010.

john tucker, cfa, is a Managing Director of the Adviser. He joined the Adviser in 1988.

For important information about the purchase and sale of Fund shares and tax information, please turn to “Summary Information about Purchases, Sales and Taxes” on page 133 of the Prospectus.

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SUMMARY INFORMATION ABOUT PURCHASES, SALES AND TAXES

purchase and sale information
A Fund will issue (or redeem) shares to certain institutional investors (typically market makers or other broker-dealers) only in large blocks of 50,000 shares known as “Creation Units.” Creation Unit transactions are typically conducted in exchange for the deposit or delivery of in-kind securities and/or cash constituting a substantial replication, or a representation, of the securities included in the Fund’s benchmark Index.

Individual shares of a Fund may only be purchased and sold on the NYSE Arca, Inc., other national securities exchanges, electronic crossing networks and other alternative trading systems through your broker-dealer at market prices. Because Fund shares trade at market prices rather than at net asset value (“NAV”), shares may trade at a price greater than NAV (premium) or less than NAV (discount).

tax information
Each Fund’s distributions are expected to be taxed as ordinary income and/or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account.

ADDITIONAL STRATEGIES

general. The Adviser seeks to track the performance of a Fund’s Index as closely as possible (i.e., obtain a high degree of correlation with the Index). A number of factors may affect a Fund’s ability to achieve a high degree of correlation with its Index, and there can be no guarantee that a Fund will achieve a high degree of correlation.

Under various circumstances where it may not be possible or practical to purchase all of the securities in the benchmark Index for each Fund or amounts of such securities in proportion to their weighting in the Index, such as when there are practical difficulties or substantial costs involved in compiling a portfolio of securities to follow the Index, in instances when a security in the Index becomes temporarily illiquid, unavailable or less liquid, or due to legal restrictions (such as diversification requirements that apply to the Fund but not the Index), and in particular with respect to the SPDR Dow Jones Total Market ETF, the Adviser will utilize a sampling strategy in managing the Funds. Sampling means that the Adviser uses quantitative analysis to select securities, including securities in the Index, outside of the Index and derivatives, that have a similar investment profile as the relevant Index in terms of key risk factors, performance attributes and other economic characteristics. These include industry weightings, market capitalization, and other financial characteristics of securities. The quantity of holdings in each Fund will be based on a number of factors, including asset size of the Fund. In addition, from time to time, securities are added to or removed from each Index. The Adviser may sell securities that are represented in an Index, or purchase securities that are not yet represented in an Index, in anticipation of their removal from or addition to an Index. Further, the Adviser may choose to overweight securities in an Index, purchase or sell securities not in an Index, or utilize various combinations of other available techniques, in seeking to track an Index.

Certain of the Funds, as described in the Statement of Additional Information (“SAI”), have adopted a non-fundamental investment policy to invest at least 80% of their respective net assets in investments suggested by their respective names, measured at the time of investment. A Fund will provide shareholders with at least 60 days notice prior to any material change in this 80% investment policy. For purposes of this policy, the term “assets” means net assets plus the amount of

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borrowings for investment purposes. The Board of Trustees of the Trust (the “Board”) may change a Fund’s investment strategy, Index and other policies without shareholder approval, except as otherwise indicated. Each Fund will provide shareholders with at least 60 days notice prior to changing its Index. The Board may also change a Fund’s investment objective without shareholder approval.

certain other investments. Each Fund may invest in convertible securities, variable rate demand notes, commercial paper, structured notes (notes on which the amount of principal repayment and interest payments are based on the movement of one or more specified factors such as the movement of a particular security or index), swaps and in options and futures contracts. Swaps, options and futures contracts, convertible securities and structured notes may be used by a Fund in seeking performance that corresponds to its Index and in managing cash flows.

temporary defensive positions. In certain situations or market conditions, a Fund may temporarily depart from its normal investment policies and strategies provided that the alternative is consistent with the Fund’s investment objective and is in the best interest of the Fund. For example, a Fund may make larger than normal investments in derivatives to maintain exposure to its Index if it is unable to invest directly in a component security.

borrowing money. Each Fund may borrow money from a bank as permitted by the Investment Company Act of 1940, as amended (“1940 Act”) or other governing statute, by the Rules thereunder, or by the U.S. Securities and Exchange Commission (“SEC”) or other regulatory agency with authority over the Fund, but only for temporary or emergency purposes. The 1940 Act presently allows a Fund to borrow from any bank (including pledging, mortgaging or hypothecating assets) in an amount up to 33 1/3% of its total assets (not including temporary borrowings not in excess of 5% of its total assets).

lending securities. Each Fund may lend its portfolio securities in an amount not to exceed one third (33 1/3%) of the value of its total assets via a securities lending program through its securities lending agent, State Street Bank and Trust Company (“Lending Agent”), to brokers, dealers and other financial institutions desiring to borrow securities to complete transactions and for other purposes. A securities lending program allows a Fund to receive a portion of the income generated by lending its securities and investing the respective collateral. A Fund will receive collateral for each loaned security which is at least equal to the market value of that security, marked to market each trading day. In the securities lending program, the borrower generally has the right to vote the loaned securities, however a Fund may call loans to vote proxies if a material issue affecting the Fund’s economic interest in the investment is to be voted upon. Security loans may be terminated at any time by a Fund.

ADDITIONAL RISK INFORMATION

The following section provides additional information regarding certain of the principal risks identified under “Principal Risks of Investing in the Fund” in the Fund Summaries along with additional risk information. Risk information is applicable to all Funds unless otherwise noted.

principal risks
market risk: An investment in a Fund involves risks similar to those of investing in any fund of equity securities, such as market fluctuations caused by such factors as economic and political developments, changes in interest rates and perceived trends in security prices. The values of equity securities could decline generally or could underperform other investments. Different types of equity securities tend to go through cycles of out-performance and under-performance in comparison to the general securities markets. In addition, securities may decline in value due to factors affecting a specific issuer, market or securities markets generally.

foreign investment risk (spdr global dow etf and spdr wells fargo preferred stock etf only): Returns on investments in foreign securities could be more volatile than, or trail the returns on, investments in U.S. securities.

foreign securities. A Fund may invest in foreign securities, including non-U.S. dollar-denominated securities traded outside of the United States and U.S. dollar-denominated securities of foreign issuers traded in the United States. Foreign securities also include ADRs which are U.S. dollar-denominated receipts representing shares of foreign-based corporations. ADRs are issued by U.S. banks or trust companies, and entitle the holder to all dividends and capital gains that are paid out on the underlying foreign shares. Investment in ADRs may be less liquid than the liquidity of the underlying shares in their primary trading market. Foreign securities also include Global Depositary Receipts (“GDRs”), which

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are similar to ADRs, but are shares of foreign-based corporations generally issued by international banks in one or more markets around the world. Investment in ADRs and GDRs may be less liquid than the underlying shares in their primary trading market and GDRs, many of which are issued by companies in emerging markets, may be more volatile.

depositary receipts may be “sponsored” or “unsponsored.” Sponsored depositary receipts are established jointly by a depositary and the underlying issuer, whereas unsponsored depositary receipts may be established by a depositary without participation by the underlying issuer. Holders of an unsponsored depositary receipt generally bear all the costs associated with establishing the unsponsored depositary receipt. In addition, the issuers of the securities underlying unsponsored depositary receipts are not obligated to disclose material information in the United States and, therefore, there may be less information available regarding such issuers and there may not be a correlation between such information and the market value of the depositary receipts.

depositary receipts may be unregistered and unlisted. A Fund’s investments may also include ADRs and GDRs that are not purchased in the public markets and are restricted securities that can be offered and sold only to “qualified institutional buyers” under Rule 144A of the Securities Act of 1933, as amended (“Securities Act”). The Adviser will determine the liquidity of such investments pursuant to guidelines established by the Board. If a particular investment in such ADRs or GDRs is deemed illiquid, that investment will be included within a Fund’s limitation on investment in illiquid securities. It is possible that ADRs and GDRs purchased by a Fund in reliance on Rule 144A could have the effect of increasing the level of the Fund’s illiquidity to the extent that qualified institutional buyers become, for a period, uninterested in purchasing these securities. Moreover, if adverse market conditions were to develop during the period between a Fund’s decision to sell these types of ADRs or GDRs and the point at which the Fund is permitted or able to sell such security, the Fund might obtain a price less favorable than the price that prevailed when it decided to sell.

foreign securities involve special risks and costs. Investment in foreign securities may involve higher costs than investment in U.S. securities, including higher transaction and custody costs as well as the imposition of additional taxes by foreign governments. Foreign investments may also involve risks associated with the level of currency exchange rates, less complete financial information about the issuers, less market liquidity, more market volatility and political instability. Future political and economic developments, the possible imposition of withholding taxes on income, the possible seizure or nationalization of foreign holdings, the possible establishment of exchange controls or freezes on the convertibility of currency, or the adoption of other governmental restrictions might adversely affect an investment in foreign securities. Changes to the financial condition or credit rating of foreign issuers may also adversely affect the value of the Fund’s securities. Additionally, foreign issuers may be subject to less stringent regulation, and to different accounting, auditing and recordkeeping requirements.

currency risk. Each Fund’s net asset value is determined on the basis of U.S. dollars, therefore, a Fund may lose value if the local currency of a foreign market depreciates against the U.S. dollar, even if the local currency value of a Fund’s holdings goes up.

political and economic risk. The Funds are subject to foreign political and economic risk not associated with U.S. investments, meaning that political events (civil unrest, national elections, changes in political conditions and foreign relations, imposition of exchange controls and repatriation restrictions), social and economic events (labor strikes, rising inflation) and natural disasters occurring in a foreign country could cause a Fund’s investments to experience gains or losses. A Fund also could be unable to enforce its ownership rights or pursue legal remedies in countries where it invests.

foreign market and trading risk. The trading markets for many foreign securities are not as active as U.S. markets and may have less governmental regulation and oversight. Foreign markets also may have clearance and settlement procedures that make it difficult for a Fund to buy and sell securities. These factors could result in a loss to a Fund by causing the Fund to be unable to dispose of an investment or to miss an attractive investment opportunity, or by causing Fund assets to be uninvested for some period of time.

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emerging markets risk (spdr global dow etf only). Some foreign markets in which the Fund may invest are considered to be emerging markets. Investment in these emerging markets subjects the Fund to a greater risk of loss than investments in a developed market. This is due to, among other things, greater market volatility, lower trading volume, political and economic instability, high levels of inflation, deflation or currency devaluation, greater risk of market shut down, and more governmental limitations on foreign investment policy than those typically found in a developed market. These economies are less developed and can be overly reliant on particular industries and more vulnerable to changes in international trade, trade barriers and other protectionist or retaliatory measures. High levels of debt tend to make emerging economies heavily reliant on foreign capital and vulnerable to capital flight and the volatility of emerging markets may be heightened by the actions of a few major investors. Some governments exercise substantial influence over the private economic sector and the social and political uncertainties that exist for many developing countries is significant. In adverse social and political circumstances, governments have been involved in policies of expropriation, confiscatory taxation, nationalism, intervention in the securities markets and trade settlement, and imposition of foreign investment restrictions and exchange controls, and these could be repeated in the future. In certain emerging markets, investments may be subject to heightened risks with regard to ownership and custody of securities. For example, security ownership may be evidenced by entries in the books of a company or its registrar, which may not be independent of the issuer, instead of through a central registration system and without effective government supervision. Particularly with respect to the Fund’s investment in actual foreign securities, the possibility of fraud, negligence, undue influence being exerted by the issuer or refusal to recognize ownership exists could, along with other factors, result in the registration of the Fund’s shareholding being completely lost and cause the Fund to suffer an investment loss. For these and other reasons, investments in emerging markets are often considered speculative.

additional risks
trading issues. Although the shares of the Funds (“Shares”) are listed for trading on NYSE Arca, Inc. (the “Exchange”) and may be listed or traded on U.S. and non-U.S. stock exchanges other than the Exchange, there can be no assurance that an active trading market for such Shares will develop or be maintained. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to Exchange “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of a Fund will continue to be met or will remain unchanged or that the Shares will trade with any volume, or at all, on any stock exchange.

fluctuation of net asset value; share premiums and discounts. The net asset value of the Shares will generally fluctuate with changes in the market value of a Fund’s securities holdings. The market prices of Shares will generally fluctuate in accordance with changes in a Fund’s net asset value and supply and demand of Shares on the Exchange. It cannot be predicted whether Shares will trade below, at or above their net asset value. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related to, but not identical to, the same forces influencing the prices of the securities of an Index trading individually or in the aggregate at any point in time. The market prices of Shares may deviate significantly from the net asset value of the Shares during periods of market volatility. However, given that Shares can be created and redeemed in Creation Units (unlike shares of many closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their net asset value), the Adviser, and Sub-Adviser as applicable, believes that large discounts or premiums to the net asset value of Shares should not be sustained over long periods. While the creation/redemption feature is designed to make it likely that Shares normally will trade close to a Fund’s net asset value, disruptions to creations and redemptions may result in trading prices that differ significantly from such Fund’s net asset value. If an investor purchases Shares at a time when the market price is at a premium to the net asset value of the Shares or sells at a time when the market price is at a discount to the net asset value of the Shares, then the investor may sustain losses.

costs of buying or selling shares. Investors buying or selling Shares in the secondary market will pay brokerage

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commissions or other charges imposed by brokers as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares. In addition, secondary market investors will also incur the cost of the difference between the price that an investor is willing to pay for Shares (the “bid” price) and the price at which an investor is willing to sell Shares (the “ask” price). This difference in bid and ask prices is often referred to as the “spread” or “bid/ask spread.” The bid/ask spread varies over time for Shares based on trading volume and market liquidity, and is generally lower if a Fund’s Shares have more trading volume and market liquidity and higher if a Fund’s Shares have little trading volume and market liquidity. Further, increased market volatility may cause increased bid/ask spreads. Due to the costs of buying or selling Shares, including bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

lending of securities. Although the Funds are indemnified by the Lending Agent for losses incurred in connection with a borrower’s default with respect to a loan, the Funds bear the risk of loss of investing cash collateral and may be required to make payments to a borrower upon return of loaned securities if invested collateral has declined in value. Furthermore, because of the risks in delay of recovery, a Fund may lose the opportunity to sell the securities at a desirable price, and the Fund will generally not have the right to vote securities while they are being loaned.

concentration. A Fund’s assets will generally be concentrated in an industry or group of industries to the extent that the Fund’s underlying Index concentrates in a particular industry or group of industries. By concentrating its assets in a single industry or group of industries, a Fund is subject to the risk that economic, political or other conditions that have a negative effect on that industry or group of industries will negatively impact the Fund to a greater extent than if the Fund’s assets were invested in a wider variety of industries.

money market fund investments. Although money market funds generally seek to preserve the value of their shares at $1.00 per share, it is possible that a Fund could lose money by investing in a money market fund. Investments in money market funds have traditionally not been and currently are not federally insured.

investment style risk: Funds that have not been designated as a “large cap”, “mid cap”, “small cap”, “micro cap”, “growth” or “value” fund may nonetheless invest in companies that fall within a particular investment style from time to time. Risks associated with these types of companies are set forth below:

large cap risk: Returns on investments in stocks of large companies could trail the returns on investments in stocks of smaller and mid-sized companies.

mid cap risk: Mid-sized companies may be more volatile and more likely than large-capitalization companies to have relatively limited product lines, markets or financial resources, or depend on a few key employees. Returns on investments in stocks of mid-size companies could trail the returns on investments in stocks of larger or smaller companies.

small cap risk: Small-sized companies may be more volatile and more likely than large- and mid-capitalization companies to have relatively limited product lines, markets or financial resources, or depend on a few key employees. Returns on investments in stocks of small companies could trail the returns on investments in stocks of larger companies.

micro cap risk: Micro cap companies may be newly formed or in the early stages of development with limited product lines, markets or financial resources. Therefore, micro cap companies may be less financially secure than large-, mid- and small-capitalization companies and may be more vulnerable to key personnel losses due to reliance on a smaller number of management personnel. In addition, there may be less public information available about these companies. Micro cap stock prices may be more volatile than large-, mid- and small-capitalization companies and such stocks may be more thinly traded and thus difficult for the Fund to buy and sell in the market.

growth risk. The market values of growth stocks may be more volatile than other types of investments. The prices of growth stocks tend to reflect future expectations, and when those expectations change or are not met, share prices generally fall. The returns on “growth” securities may or may not move in tandem with the returns on other styles of investing or the overall stock market.

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value risk. A “value” style of investing emphasizes undervalued companies with characteristics for improved valuations. This style of investing is subject to the risk that the valuations never improve or that the returns on “value” equity securities are less than returns on other styles of investing or the overall stock market.

derivatives. A derivative is a financial contract the value of which depends on, or is derived from, the value of a financial asset (such as stock, bond or currency), a physical asset (such as gold) or a market index (such as the S&P 500 Index). Each Fund may invest in futures contracts and other derivatives. Compared to conventional securities, derivatives can be more sensitive to changes in interest rates or to sudden fluctuations in market prices and thus a Fund’s losses may be greater if it invests in derivatives than if it invests only in conventional securities.

continuous offering. The method by which Creation Units are purchased and traded may raise certain issues under applicable securities laws. Because new Creation Units are issued and sold by each Fund on an ongoing basis, at any point a “distribution,” as such term is used in the Securities Act of 1933, as amended (“Securities Act”), may occur.

Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus delivery and liability provisions of the Securities Act.

For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Units after placing an order with the principal underwriter, breaks them down into individual Shares, and sells such Shares directly to customers, or if it chooses to couple the creation of a supply of new Shares with an active selling effort involving solicitation of secondary market demand for Shares. A determination of whether one is an underwriter for purposes of the Securities Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to categorization as an underwriter.

Broker-dealer firms should also note that dealers who are not “underwriters” but are effecting transactions in Shares, whether or not participating in the distribution of Shares, are generally required to deliver a prospectus or summary prospectus. This is because the prospectus delivery exemption in Section 4(3) of the Securities Act is not available with respect to such transactions as a result of Section 24(d) of the 1940 Act.

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MANAGEMENT

adviser. SSgA Funds Management, Inc. serves as the investment adviser to each Fund and, subject to the supervision of the Board, is responsible for the investment management of the Funds. The Adviser provides an investment management program for each Fund and manages the investment of the Funds’ assets. The Adviser and other affiliates of State Street Corporation make up State Street Global Advisors (“SSgA”), the investment management arm of State Street Corporation. As of August 31, 2011, the Adviser managed approximately $214.56 billion in assets and SSgA managed approximately $2.01 trillion in assets. The Adviser’s principal business address is State Street Financial Center, One Lincoln Street, Boston, Massachusetts 02111.

For the services provided to each Fund under the Investment Advisory Agreement, for the fiscal year ended June 30, 2011, each Fund paid the Adviser the annual fees based on a percentage of each Fund’s average daily net assets as set forth below:

SPDR Dow Jones Total Market ETF	0.20%
SPDR Dow Jones Large Cap ETF	0.20%
SPDR S&P 500 Growth ETF	0.20%
SPDR S&P 500 Value ETF	0.20%
SPDR Dow Jones Mid Cap ETF	0.25%
SPDR S&P 400 Mid Cap Growth ETF	0.25%
SPDR S&P 400 Mid Cap Value ETF	0.25%
SPDR S&P 600 Small Cap ETF(1)	0.22%
SPDR S&P 600 Small Cap Growth ETF	0.25%
SPDR S&P 600 Small Cap Value ETF	0.25%
SPDR Global Dow ETF	0.50%
SPDR Dow Jones REIT ETF	0.25%
SPDR S&P Bank ETF	0.35%
SPDR S&P Capital Markets ETF	0.35%
SPDR S&P Insurance ETF	0.35%
SPDR S&P Mortgage Finance ETF	0.35%
SPDR S&P Regional Banking ETF	0.35%
SPDR Morgan Stanley Technology ETF	0.50%
SPDR S&P Dividend ETF	0.35%
SPDR S&P Aerospace & Defense ETF(2)	0.35%
SPDR S&P Biotech ETF	0.35%
SPDR S&P Building & Construction ETF(2)	0.35%
SPDR S&P Computer Hardware ETF(2)	0.35%
SPDR S&P Food & Beverage ETF(2)	0.35%
SPDR S&P Health Care Equipment ETF	0.35%
SPDR S&P Health Care Services ETF(2)	0.35%
SPDR S&P Homebuilders ETF	0.35%
SPDR S&P LeisureTime ETF(2)	0.35%
SPDR S&P Metals & Mining ETF	0.35%
SPDR S&P Oil & Gas Equipment & Services ETF	0.35%
SPDR S&P Oil & Gas Exploration & Production ETF	0.35%
SPDR S&P Outsourcing & IT Consulting ETF(2)	0.35%
SPDR S&P Pharmaceuticals ETF	0.35%
SPDR S&P Retail ETF	0.35%
SPDR S&P Semiconductor ETF	0.35%
SPDR S&P Software & Services ETF(2)	0.35%
SPDR S&P Telecom ETF	0.35%
SPDR S&P Transportation ETF	0.35%
SPDR Wells Fargo Preferred Stock ETF	0.45%

(1)	Advisory fee rate was contractually lowered during the fiscal year from 0.25% to 0.20%.

(2)	Fund had not commenced operation as of June 30, 2011.

From time to time, the Adviser may waive all or a portion of its fee, although it does not currently intend to do so. The Adviser pays all expenses of each Fund other than the management fee, distribution fee pursuant to each Fund’s Distribution and Service Plan, if any, brokerage, taxes, interest, fees and expenses of the Independent Trustees (including any Trustee’s counsel fees), litigation expenses, acquired fund fees and expenses and other extraordinary expenses.

investment sub-adviser – spdr dow jones reit etf. Pursuant to the Advisory Agreement between the SPDR Dow Jones REIT ETF and the Adviser, the Adviser is authorized to engage one or more sub-advisers for the performance of any of the services contemplated to be rendered by the Adviser. The Adviser has retained The Tuckerman Group LLC (“Tuckerman”), an affiliate of the Adviser, as sub-adviser, to be responsible for the day to day management of the SPDR Dow Jones REIT ETF’s investments, subject to supervision of the Adviser and the Board. The Adviser provides administrative, compliance and general management services to the Fund. Since its organization on April 28, 1999, Tuckerman has provided investment management services to institutional investors and other mutual funds. As of August 31, 2011, Tuckerman managed approximately $8.3 billion in assets. Tuckerman’s principal business address is Four International Drive, Suite 230, Rye Brook, New York 10573.

In accordance with the Sub-Advisory Agreement between the Adviser and Tuckerman, the Adviser pays Tuckerman a fee based on the Fund’s average daily net assets. The Fund is not responsible for the fees paid to Tuckerman.

A discussion regarding the Board’s consideration of the Investment Advisory Agreement and Sub-Advisory

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Agreement can be found in the Trust’s Semi-Annual Report to Shareholders for the period ended December 31, 2010.

portfolio managers. The Adviser and, with respect to the SPDR Dow Jones REIT ETF, Tuckerman, manage the Funds using a team of investment professionals. The team approach is used to create an environment that encourages the flow of investment ideas. The portfolio managers within each team work together in a cohesive manner to develop and enhance techniques that drive the investment process for the respective investment strategy. This approach requires portfolio managers to share a variety of responsibilities including investment strategy and analysis while retaining responsibility for the implementation of the strategy within any particular portfolio. The approach also enables the team to draw upon the resources of other groups within SSgA. Each portfolio management team is overseen by the SSgA Investment Committee.

The professionals primarily responsible for the day-to-day management of each Fund, except for the SPDR Dow Jones REIT ETF, include Mike Feehily and John Tucker. The professionals primarily responsible for the day-to-day management of the SPDR Dow Jones REIT ETF are Amos J. Rogers III and Sophia Banar.

mike feehily. Mr. Feehily, CFA, is a Managing Director of SSgA and the Adviser and Co-Head of Passive Equity Strategies in North America in the Global Equity Beta Solutions Group. In this capacity, Mr. Feehily has oversight of the North American Passive Equity teams in Boston and Montreal. In addition, Mr. Feehily is a member of the Senior Management Group. Mr. Feehily rejoined SSgA in 2010 after spending the previous four years at State Street Global Markets LLC where he helped to build the Exposure Solutions business. This group created and managed portfolios that were designed to meet the short-term market exposure needs of institutional clients. Prior to this, Mr. Feehily had been Head of the US Passive Equity Team within SSgA. He joined SSgA in 1997. Mr. Feehily received a Bachelor of Science Degree from Babson College in Finance, Investments, and Economics. He received an MBA in Finance from Bentley College and also earned the Chartered Financial Analyst designation. He is a member of the Boston Security Analysts Society and the CFA Institute. Mr. Feehily is also a former member of the Russell Index Client Advisory Board.

john tucker. Mr. Tucker, CFA, is a Managing Director of SSgA and the Adviser and Co-Head of Passive Equity Strategies in North America in the Global Equity Beta Solutions Group. He joined the firm in 1988 and is responsible for overseeing the management of all equity index strategies and Exchange Traded Funds managed in Boston and Montreal. He is a member of the Senior Management Group. Previously, Mr. Tucker was head of the Structured Products group in SSgA’s London office. Prior to joining the investment management group, he was the Operations Manager for SSgA’s International Structured Products group where he was responsible for the operations staff and operational functions. Mr. Tucker received a BA in Economics from Trinity College and an MS in Finance from Boston College. He is a member of the Boston Security Analysts Society and the CFA Institute.

SPDR Dow Jones REIT ETF Portfolio Management Team:

amos rogers. Mr. Rogers is Managing Director of the Tuckerman Group with over 20 years of commercial real estate lending and asset management experience. He has been with the Tuckerman group since 2003. He leads the real estate securities business and is the portfolio manager for the REIT investment strategies. Prior to joining the Tuckerman Group, he spent eight years at Citicorp, holding various positions in the real estate division. Mr. Rogers received his undergraduate degree from Clarkson University, and holds an MS degree in Management with a concentration in Real Estate Finance from the M.I.T. – Sloan School of Management.

sophia banar. Ms. Banar is a Securities Analyst and an Assistant Portfolio Manager for the Tuckerman Group. She performs fundamental analysis of the REIT universe for the active strategy and provides oversight on implementation of index strategies. She joined the Tuckerman Group from State Street Corporation where she was an Analyst for the Wealth Manager Services division. Prior to joining State Street Corporation in 2004, Ms. Banar spent five years as a consultant with CSC Consulting Inc. Ms. Banar received her BS in Management from Bentley University, and holds an MBA with a concentration in Finance from Columbia University Graduate Business School.

Additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of securities in the Funds is available in the SAI.

administrator, custodian and transfer agent. State Street Bank and Trust Company (“State Street Bank”), part of State Street Corporation, is the Administrator for

140	Precise in a world that isn’t. SM

the Funds, the Custodian for each Fund’s assets and serves as Transfer Agent to the Funds.

lending agent. State Street Bank is the securities lending agent for the Trust. For its services, the lending agent would typically receive a portion of the net investment income, if any, earned on the collateral for the securities loaned.

distributor. State Street Global Markets, LLC (the “Distributor”), part of State Street Corporation, is the distributor of the Funds’ Shares. The Distributor will not distribute Shares in less than Creation Units, and it does not maintain a secondary market in the Shares. The Distributor may enter into selected dealer agreements with other broker-dealers or other qualified financial institutions for the sale of Creation Units of Shares.

INDEX/TRADEMARK LICENSES/DISCLAIMERS

The Index Providers are not affiliated with the Trust, the Adviser, the Sub-Adviser, the Funds’ administrator, custodian, transfer agent or distributor, or any of their respective affiliates. The Adviser (“Licensee”) has entered into license agreements with the Index Providers pursuant to which the Adviser pays a fee to use their respective Indexes. The Adviser is sub-licensing rights to the Indexes to the Funds at no charge.

dow jones indexes. “Dow Jones,” “Dow Jones U.S. Large-Cap Total Stock Market Index,” “Dow Jones U.S. Mid-Cap Total Stock Market Index,” “The Global Dow,” “Dow Jones U.S. Select REIT Index,” and “Dow Jones U.S. Total Stock Market Index” (collectively, the “Dow Jones Indexes”) are each service marks of Dow Jones & Company, Inc. Dow Jones has no relationship to the Funds, other than the licensing of the Dow Jones Indexes and its service marks for use in connection with the Funds.

Dow Jones does not:

•	Sponsor, endorse, sell or promote the Funds.

•	Recommend that any person invest in the Funds or any other securities.

•	Have any responsibility or liability for or make any decisions about the timing, amount or pricing of the Funds.

•	Have any responsibility or liability for the administration, management or marketing of the Funds.

•	Consider the needs of the Fund or the owners of the Funds in determining, composing or calculating the Dow Jones Indexes or have any obligation to do so.

Dow Jones will have no liability in connection with the Funds. Specifically,

•	Dow Jones makes no warranty, express or implied, and Dow Jones disclaims any warranty about:

•	The results to be obtained by the Funds, the shareholders of the Funds or any other person in connection with the use of the Dow Jones Indexes and the data included in the Dow Jones Indexes;
•	The accuracy or completeness of the Dow Jones Indexes and any related data;
•	The merchantability and the fitness for a particular purpose or use of the Dow Jones Indexes and/or its related data;

•	Dow Jones will have no liability for any errors, omissions or interruptions in the Dow Jones Indexes or related data;

•	Under no circumstances will Dow Jones be liable for any lost profits or indirect, punitive, special or consequential damages or losses, even if Dow Jones knows that they might occur.

The licensing agreement among the Adviser and Dow Jones is solely for their benefit and not for the benefit of the shareholders of the Funds or any other third parties.

morgan stanley technology index. The SPDR Morgan Stanley Technology ETF is not sponsored, endorsed, sold or promoted by Morgan Stanley & Co. Incorporated or any of its affiliates (collectively “MSC”). Neither MSC nor any other party makes any representation or warranty, express or implied, to the owners of this Fund or any member of the public regarding the advisability of investing in funds generally or in this Fund particularly or the ability of the Morgan Stanley Technology Index to track general stock market performance. MSC is the licensor of certain trademarks, service marks and trade names of MSC and the Morgan Stanley Technology Index which are determined, composed and calculated by the Exchange without regard to the issuer of this Fund or the owners of this Fund. Neither the Exchange nor MSC has any obligation to take the needs of the issuer of the Fund or the owners of this Fund into consideration in determining, composing or calculating the Morgan Stanley Technology Index. MSC is not responsible for and has not participated in the

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determination of the timing of, prices at, or quantities of the Fund to be issued or in determination or calculation of the equation by which the Fund is redeemable for cash. Neither MSC nor any other party has any obligation or liability to owners of the Fund in connection with the administration, marketing or trading of the Fund.

Although the Exchange and MSC shall obtain information for inclusion in or for use in the calculation of the Index from sources which they consider reliable, neither the Exchange, MSC nor any other party guarantees the accuracy and/or the completeness of the Index or any data included therein. Neither the Exchange, MSC nor any other party makes any warranty, express or implied, as to results to be obtained by the Adviser, the Adviser’s customers and counterparties, owners of the Fund, or any other person or entity from the use of the Index or any data included therein in connection with the rights licensed hereunder or for any other use. Neither MSC nor any other party makes any express or implied warranties, and MSC hereby expressly disclaims all warranties of merchantability or fitness for a particular purpose with respect to the Index or any data included therein. Without limiting any of the foregoing, in no event shall MSC or any other party have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

s&p indexes: The “S&P 500 Growth Index,” “S&P 500 Value Index,” “S&P MidCap 400 Growth Index,” “S&P MidCap 400 Value Index,” “S&P SmallCap 600 Index,” “S&P SmallCap 600 Growth Index,” “S&P SmallCap 600 Value Index,” “S&P Composite 1500 Index,” “S&P High Yield Dividend Aristocrats Index,” “S&P Banks Select Industry Index,” “S&P Capital Markets Select Industry Index,” “S&P Insurance Select Industry Index,” “S&P Mortgage Finance Select Industry Index,” “S&P Regional Banks Select Industry Index,” “S&P Aerospace & Defense Select Industry Index,” “S&P Biotechnology Select Industry Index,” “S&P Building & Construction Select Industry Index,” “S&P Computer Hardware Select Industry Index,” “S&P Food & Beverage Select Industry Index,” “S&P Health Care Equipment Select Industry Index,” “S&P Health Care Services Select Industry Index,” “S&P Homebuilders Select Industry Index,” “S&P LeisureTime Select Industry Index,” “S&P Metals & Mining Select Industry Index,” “S&P Oil & Gas Equipment & Services Select Industry Index,” “S&P Oil & Gas Exploration & Production Select Industry Index,” “S&P Outsourcing & IT Consulting Select Industry Index,” “S&P Pharmaceuticals Select Industry Index,” “S&P Retail Select Industry Index,” “S&P Semiconductor Select Industry Index,” “S&P Software & Services Select Industry Index,” “S&P Telecom Select Industry Index,” “S&P Transportation Select Industry Index,” and “S&P Total Stock Market Index” (together, the “S&P Indexes”), “S&P”, “S&P 1500”, “Standard & Poor’s 1500”, are trademarks of Standard & Poor’s Financial Services LLC, an affiliate of The McGraw-Hill Companies, Inc. (“S&P” or “Standard & Poor’s”).

The Funds are not sponsored, endorsed, sold or promoted by S&P and S&P makes no representation or warranty, express or implied, to the Trust, the Adviser, the Distributor, or Beneficial Owners of the Funds’ Shares regarding the advisability of investing in index securities or exchange-traded funds generally or in the Funds particularly or the ability of the S&P Indexes to track stock market performance. S&P’s only relationship to the Trust is the licensing of certain trademarks and trade names of S&P and of the S&P Indexes which are determined, comprised and calculated by S&P without regard to the Funds or their shareholders. The Adviser and the Trust are permitted to use these trademarks pursuant to a License Agreement with Standard & Poor’s. S&P has no obligation to take the needs of the Funds or their shareholders into consideration in determining, comprising or calculating the S&P Indexes. S&P is not responsible for and has not participated in any determination or calculation made with respect to issuance or redemption of the Funds’ Shares. S&P has no obligation or liability in connection with the administration, marketing or trading of the Funds.

STANDARD & POOR’S DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P INDEXES OR ANY DATA INCLUDED THEREIN. STANDARD & POOR’S MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ADVISER, THE FUNDS, THEIR SHAREHOLDERS OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P INDEXES OR ANY DATA INCLUDED THEREIN IN CONNECTION WITH THE USE LICENSED UNDER THE LICENSE AGREEMENT, OR FOR ANY OTHER USE. STANDARD & POOR’S MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL SUCH WARRANTIES, INCLUDING WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE, WITH RESPECT TO THE S&P INDEXES OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL STANDARD & POOR’S HAVE ANY LIABILITY FOR ANY SPECIAL,

142	Precise in a world that isn’t. SM

PUNITIVE, INDIRECT OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS) EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

wells fargosm hybrid and preferred securities aggregate index: SPDR Wells Fargo Preferred Stock ETF (the “ETF”) is not sponsored, issued or advised by Wells Fargo & Company, Wells Fargo Securities, LLC or their subsidiaries and affiliates (collectively, “Wells Fargo”). Wells Fargo makes no representation or warranty, express or implied, to the ETF’s investors or any member of the public regarding the performance of the Wells Fargosm Hybrid and Preferred Securities Aggregate Index or this ETF or the ability of any data supplied by Wells Fargo or any index to track financial instruments comprising the Wells Fargosm Hybrid and Preferred Securities Aggregate Index or any trading market. Wells Fargo’s only relationship to State Street Global Advisors is the licensing of certain trademarks and trade names of Wells Fargo and of the data supplied by Wells Fargo that is determined, composed and calculated by Wells Fargo or a third party index calculator, without regard to this ETF or its common shares. Wells Fargo has no obligation to take the needs of or the ETF into consideration when determining, composing or calculating the data. Wells Fargo has no obligation or liability in connection with the administration, marketing or trading of this ETF.

WELLS FARGO DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF ANY DATA SUPPLIED BY IT OR ANY DATA INCLUDED THEREIN. WELLS FARGO MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY STATE STREET GLOBAL ADVISORS AND THE ETF, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE DATA SUPPLIED BY WELLS FARGO OR ANY DATA INCLUDED THEREIN. WELLS FARGO MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE DATA SUPPLIED BY WELLS FARGO OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL WELLS FARGO HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

NEW YORK STOCK EXCHANGE ARCA INC. (“NYSE ARCA”) IS NOT AFFILIATED WITH STATE STREET GLOBAL ADVISORS OR WELLS FARGO AND DOES NOT APPROVE, ENDORSE, REVIEW OR RECOMMEND WELLS FARGO, STATE STREET GLOBAL ADVISORS OR SPDR WELLS FARGO PREFERRED STOCK ETF.

SPDR Wells Fargo Preferred Stock ETF is based on the Wells Fargosm Hybrid and Preferred Securities Aggregate Index and the value of the Wells Fargosm Hybrid and Preferred Securities Aggregate Index is derived from sources deemed reliable, but the NYSE ARCA and its suppliers do not guarantee the correctness or completeness of Wells Fargosm Hybrid and Preferred Securities Aggregate Index, their values or other information furnished in connection with Wells Fargosm Hybrid and Preferred Securities Aggregate Index. THE NYSE ARCA MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO THE RESULTS TO BE OBTAINED BY ANY PERSON OR ENTITY FROM THE USE OF THE WELLS FARGOsm HYBRID AND PREFERRED SECURITIES AGGREGATE INDEX, TRADING BASED ON THE INDEX, OR ANY DATA INCLUDED THEREIN IN CONNECTION WITH THE TRADING OF STATE STREET GLOBAL ADVISORS’ PRODUCTS, OR FOR ANY OTHER USE. WELLS FARGO AND NYSE ARCA MAKE NO WARRANTIES, EXPRESS OR IMPLIED, AND HEREBY EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE WELLS FARGOsm HYBRID AND PREFERRED SECURITIES AGGREGATE INDEX OR ANY DATA INCLUDED THEREIN.

spdr trademark. The “SPDR” trademark is used under license from S&P. No financial product offered by the Trust, or its affiliates is sponsored, endorsed, sold or promoted by S&P. S&P makes no representation or warranty, express or implied, to the owners of any financial product or any member of the public regarding the advisability of investing in securities generally or in financial products particularly or the ability of the index on which financial products are based to track general stock market performance. S&P is not responsible for and has not participated in any determination or calculation made with respect to issuance or redemption of financial products. S&P has no obligation or liability in connection with the administration, marketing or trading of financial products.

WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING, BUT NOT LIMITED TO, LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

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ADDITIONAL PURCHASE AND SALE INFORMATION

The Shares are listed for secondary trading on the Exchange and individual Fund Shares may only be purchased and sold in the secondary market through a broker-dealer. The secondary markets are closed on weekends and also are generally closed on the following holidays: New Year’s Day, Dr. Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day (observed), Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The Exchange may close early on the business day before certain holidays and on the day after Thanksgiving Day. Exchange holiday schedules are subject to change without notice. If you buy or sell Shares in the secondary market, you will pay the secondary market price for Shares. In addition, you may incur customary brokerage commissions and charges and may pay some or all of the spread between the bid and the offered price in the secondary market on each leg of a round trip (purchase and sale) transaction.

The trading prices of a Fund’s Shares will fluctuate continuously throughout trading hours based on market supply and demand rather than the Fund’s net asset value, which is calculated at the end of each business day. The Shares will trade on the Exchange at prices that may be above (i.e., at a premium) or below (i.e., at a discount), to varying degrees, the daily net asset value of the Shares. The trading prices of a Fund’s Shares may deviate significantly from its net asset value during periods of market volatility. Given, however, that Shares can be issued and redeemed daily in Creation Units, the Adviser believes that large discounts and premiums to net asset value should not be sustained for very long. Information showing the number of days the market price of a Fund’s Shares was greater than the Fund’s net asset value and the number of days it was less than the Fund’s net asset value (i.e., premium or discount) for various time periods is available by visiting the Funds’ website at http://www.spdrs.com.

The Exchange will disseminate, every fifteen seconds during the regular trading day, an indicative optimized portfolio value (“IOPV”) relating to the Funds. The IOPV calculations are estimates of the value of the Funds’ net asset value per Share using market data converted into U.S. dollars at the current currency rates. The IOPV price is based on quotes and closing prices from the securities’ local market and may not reflect events that occur subsequent to the local market’s close. Premiums and discounts between the IOPV and the market price may occur. This should not be viewed as a “real-time” update of the net asset value per Share of the Funds, which is calculated only once a day. Neither the Funds, nor the Adviser or any of their affiliates are involved in, or responsible for, the calculation or dissemination of such IOPVs and make no warranty as to their accuracy.

The Funds do not impose any restrictions on the frequency of purchases and redemptions; however, the Funds reserve the right to reject or limit purchases at any time as described in the SAI. When considering that no restriction or policy was necessary, the Board evaluated the risks posed by market timing activities, such as whether frequent purchases and redemptions would interfere with the efficient implementation of a Fund’s investment strategy, or whether they would cause a Fund to experience increased transaction costs. The Board considered that, unlike traditional mutual funds, Fund Shares are issued and redeemed only in large quantities of Shares known as Creation Units available only from a Fund directly, and that most trading in a Fund occurs on the Exchange at prevailing market prices and does not involve the Fund directly. Given this structure, the Board determined that it is unlikely that (a) market timing would be attempted by a Fund’s shareholders or (b) any attempts to market time a Fund by shareholders would result in negative impact to a Fund or its shareholders.

OTHER CONSIDERATIONS

distribution and service plan. Each Fund (except for the SPDR Dow Jones Total Market ETF) has adopted a Distribution and Service Plan in accordance with Rule 12b-1 under the 1940 Act pursuant to which payments of up to 0.25% of the Fund’s average daily net assets may be made for the sale and distribution of its Shares. No payments pursuant to the Distribution and Service Plan will be made through at least October 31, 2012. Additionally, the implementation of any such payments would have to be approved by the Board prior to implementation. Because these fees would be paid out of each Fund’s assets on an on-going basis, if payments are made in the future, these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

DISTRIBUTIONS

dividends and capital gains. As a Fund shareholder, you are entitled to your share of a Fund’s income and net realized gains on its investments. Each Fund pays out

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substantially all of its net earnings to its shareholders as “distributions.”

Each Fund typically earns income dividends from stocks, interest from debt securities and, if participating, securities lending income. These amounts, net of expenses and taxes (if applicable), are passed along to Fund shareholders as “income dividend distributions.” Each Fund realizes capital gains or losses whenever it sells securities. Net long-term capital gains are distributed to shareholders as “capital gain distributions.”

Income dividend distributions, if any, are generally distributed to shareholders quarterly, but may vary significantly from period to period. Net capital gains are distributed at least annually. Dividends may be declared and paid more frequently to improve Index tracking or to comply with the distribution requirements of the Internal Revenue Code (the “Code”).

For the SPDR S&P Dividend ETF and SPDR Wells Fargo Preferred Stock ETF: The Funds intend to distribute at least annually amounts representing the full dividend yield net of expenses on the underlying investment securities as if the Fund owned the underlying investment securities for the entire dividend period. As a result, some portion of each distribution may result in a return of capital. You will be notified regarding the portion of the distribution which represents a return of capital.

Distributions in cash may be reinvested automatically in additional whole Shares only if the broker through whom you purchased Shares makes such option available. Dividends which are reinvested will nevertheless be taxable to the same extent as if such dividends had not been reinvested.

PORTFOLIO HOLDINGS

A description of the Trust’s policies and procedures with respect to the disclosure of each Fund’s portfolio securities is available in the SAI.

ADDITIONAL TAX INFORMATION

As with any investment, you should consider how your Fund investment will be taxed. The tax information in this Prospectus is provided as general information. You should consult your own tax professional about the tax consequences of an investment in a Fund.

Unless your investment in the Funds is through a tax-exempt entity or tax deferred retirement account, such as a 401(k) plan, you need to be aware of the possible tax consequences when:

– Each Fund makes distributions;

– You sell Shares listed on the Exchange; and

– You create or redeem Creation Units.

taxes on distributions. In general, your distributions are subject to federal income tax when they are paid, whether you take them in cash or reinvest them in a Fund. The dividends and short-term capital gains distributions you receive from the Funds will be taxed as either ordinary income or qualified dividend income. Dividends that are designated as qualified dividend income are eligible for the reduced maximum rate to individuals of 15% (a lower rate applies to individuals in lower tax brackets) to the extent that a Fund receives qualified dividend income and subject to certain limitations. Long-term capital gains distributions will result from gains on the sale or exchange of capital assets held by a Fund for more than one year. Any long-term capital gains distributions you receive from a Fund are taxable as long-term capital gain regardless of how long you have owned your shares. Long-term capital gains are currently taxed at a maximum of 15%. Absent further legislation, the lower rates applicable to qualified dividend income and long-term capital gains will increase for taxable years beginning after December 31, 2012. For taxable years beginning after December 31, 2012, U.S. individuals with income exceeding $200,000 ($250,000 if married and filing jointly), will be subject to a 3.8% Medicare contribution tax on their “net investment income,” which includes taxable interest, dividends and capital gains (including capital gains realized upon the sale or exchange of Fund Shares).

Dividends will be qualified dividend income to you if they are attributable to qualified dividend income received by a Fund which, in general, includes dividend income from taxable U.S. corporations, provided that the Fund satisfies certain holding period requirements in respect of the stock of such corporations and has not hedged its position in the stock in certain ways. A dividend will not be treated as qualified dividend income if the dividend is received with respect to any share of stock held without being hedged by the Fund, or shares of the Fund held without being hedged by you, for fewer than 61 days during the 121-day period beginning at the date which is 60 days before the date on which such share becomes ex-dividend with respect to such dividend or in the case of certain preferred stock 91 days during the 181-day period beginning 90 days before such date.

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If you lend your Fund Shares pursuant to securities lending arrangements you may lose the ability to treat Fund dividends (paid while the shares are held by the borrower) as qualified dividend income. Shareholders are urged to consult their own financial intermediaries or tax advisor.

Distributions paid in January, but declared by a Fund in October, November or December of the previous year may be taxable to you in the previous year. The Funds will inform you of the amount of your ordinary income dividends, qualified dividend income and capital gain distributions shortly after the close of each calendar year.

Distributions in excess of a Fund’s current and accumulated earnings and profits are treated as a tax-free return of capital to the extent of your basis in the Shares, and as capital gain thereafter. A distribution will reduce a Fund’s net asset value per Share and may be taxable to you as ordinary income or capital gain even though, from an investment standpoint, the distribution may constitute a return of capital.

derivatives and other complex securities. Each Fund may invest in complex securities. These investments may be subject to numerous special and complex rules. These rules could affect whether gains and losses recognized by a Fund are treated as ordinary income or capital gain, accelerate the recognition of income to the Fund and/or defer the Fund’s ability to recognize losses. In turn, these rules may affect the amount, timing or character of the income distributed to you by a Fund.

foreign income taxes. Investment income received by a Fund from sources within foreign countries may be subject to foreign income taxes withheld at the source. The United States has entered into tax treaties with many foreign countries which may entitle a Fund to a reduced rate of such taxes or exemption from taxes on such income. It is impossible to determine the effective rate of foreign tax for a Fund in advance since the amount of the assets to be invested within various countries is not known. If more than 50% of the total assets of a Fund at the close of its taxable year consist of foreign stocks or securities, a Fund may “pass through” to you certain foreign income taxes (including withholding taxes) paid by a Fund. This means that you will be considered to have received as an additional dividend your share of such foreign taxes, but you may be entitled to either a corresponding tax deduction in calculating your taxable income, or, subject to certain limitations, a credit in calculating your federal income tax.

non-u.s. investors. If you are not a citizen or permanent resident of the United States, each Fund’s ordinary income dividends will generally be subject to a 30% U.S. withholding tax, unless a lower treaty rate applies or unless such income is effectively connected with a U.S. trade or business. However, for taxable years beginning before January 1, 2012, a Fund may, under certain circumstances, designate all or a portion of a dividend as an “interest-related dividend” that if received by a nonresident alien or foreign entity generally would be exempt from the 30% U.S. withholding tax, provided that certain other requirements are met. For taxable years beginning before January 1, 2012, the Funds may also, under certain circumstances, designate all or a portion of a dividend as a “short-term capital gain dividend” which if received by a nonresident alien or foreign entity generally would be exempt from the 30% U.S. withholding tax, unless the foreign person is a nonresident alien individual present in the United States for a period or periods aggregating 183 days or more during the taxable year. Gains on the sale of Shares and dividends that are effectively connected with the conduct of a trade or business within the U.S. will generally be subject to U.S. federal net income taxation at regular income tax rates. Non-U.S. shareholders that own, directly or indirectly, more than 5% of Fund Shares are urged to consult their own tax advisors concerning special tax rules that may apply to their investment. Beginning in 2014, a U.S. withholding tax at a 30% rate will be imposed on dividends and proceeds of sales paid to foreign shareholders if certain disclosure requirements are not satisfied.

certain funds may invest in reits. The Code provides a look-through rule for distributions of so-called FIRPTA gain by a Fund if all of the following requirements are met: (i) the Fund is classified as a “qualified investment entity” (a “qualified investment entity” includes entities taxable as regulated investment companies (“RICs”) if, in general, more than 50% of the RIC’s assets consists of interests in REITs and U.S. real property holding corporations); and (ii) you are a non-U.S. shareholder that owns more than 5% of a class of Fund shares at any time during the one-year period ending on the date of the distribution. If these conditions are met, distributions by a Fund are treated as gain from the disposition of a U.S. real property interest (“USRPI”), causing the distribution to be subject to U.S. withholding tax at a rate of 35%, and requiring that non-U.S. investors to file a nonresident U.S. income tax return. Also, such gain may be subject to a 30% branch profits tax in the hands of a foreign stockholder that is a corporation. If these rules do

146	Precise in a world that isn’t. SM

not apply to a distribution, such distribution in the hands of a non-U.S. investor is subject to the same treatment referenced in the preceding paragraph. Even if a non-U.S. shareholder does not own more than 5% of a class of Fund shares, Fund distributions to you that are attributable to gain from the sale or disposition of a USRPI will be taxable as ordinary dividends subject to withholding at a 30% or lower treaty rate.

taxes on exchange-listed share sales. Currently, any capital gain or loss realized upon a sale of Shares is generally treated as long-term capital gain or loss if the Shares have been held for more than one year and as short-term capital gain or loss if the Shares have been held for one year or less, except that any capital loss on the sale of Shares held for six months or less is treated as long-term capital loss to the extent that capital gain dividends were paid with respect to such Shares.

taxes on creations and redemptions of creation units. A person who exchanges securities for Creation Units generally will recognize a gain or loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time and the exchanger’s aggregate basis in the securities surrendered and the cash component paid. A person who exchanges Creation Units for securities will generally recognize a gain or loss equal to the difference between the exchanger’s basis in the Creation Units and the aggregate market value of the securities received and the cash redemption amount. The Internal Revenue Service, however, may assert that a loss realized upon an exchange of securities for Creation Units cannot be deducted currently under the rules governing “wash sales,” or on the basis that there has been no significant change in economic position. Persons exchanging securities should consult their own tax advisor with respect to whether wash sale rules apply and when a loss might be deductible.

Under current federal tax laws, any capital gain or loss realized upon a redemption of Creation Units is generally treated as long-term capital gain or loss if the Shares have been held for more than one year and as a short-term capital gain or loss if the Shares have been held for one year or less.

If you create or redeem Creation Units, you will be sent a confirmation statement showing how many Shares you purchased or sold and at what price.

certain tax exempt investors. A Fund investing in certain limited real estate investments and other publicly traded partnerships may be required to pass-through certain “excess inclusion income” and other income as “unrelated business taxable income” (“UBTI”). Tax-exempt investors sensitive to UBTI are strongly encouraged to consult their tax advisors prior to investment in the Funds regarding this issue and recent IRS pronouncements regarding the treatment of such income in the hands of such investors.

investments in certain foreign corporations. Certain investments held by the Funds may be classified as passive foreign investment companies or “PFICs” under the Code. Accordingly, investors should carefully consider the tax consequences of the impact that the PFIC investments may have on the Funds and consult their own tax advisors before making an investment. Additional information pertaining to the potential tax consequence to the Funds, and to the shareholders, from the Funds’ potential investments in PFICs can be found in the SAI.

backup withholding. A Fund will be required in certain cases to withhold at applicable withholding rates and remit to the United States Treasury the amount withheld on amounts payable to any shareholder who (1) has provided the Fund either an incorrect tax identification number or no number at all, (2) is subject to backup withholding by the Internal Revenue Service for failure to properly report payments of interest or dividends, (3) has failed to certify to the Fund that such shareholder is not subject to backup withholding, or (4) has not certified that such shareholder is a U.S. person (including a U.S. resident alien).

The foregoing discussion summarizes some of the consequences under current federal tax law of an investment in the Funds. It is not a substitute for personal tax advice. Consult your personal tax advisor about the potential tax consequences of an investment in the Funds under all applicable tax laws.

GENERAL INFORMATION

The Trust was organized as a Massachusetts business trust on June 12, 1998. If shareholders of any Fund are required to vote on any matters, shareholders are entitled to one vote for each Share they own. Annual meetings of shareholders will not be held except as required by the 1940 Act and other applicable law. See the SAI for more information concerning the Trust’s form of organization.

For purposes of the 1940 Act, Shares of the Trust are issued by the respective series of the Trust and the acquisition of Shares by investment companies is subject to the restrictions of section 12(d)(1) of the 1940 Act.

Precise in a world that isn’t. SM	147

The Trust has received exemptive relief from Section 12(d)(1) to allow registered investment companies to invest in the Funds beyond the limits set forth in Section 12(d)(1), subject to certain terms and conditions as set forth in an SEC exemptive order issued to the Trust, including that such investment companies enter into an agreement with the Trust.

From time to time, a Fund may advertise yield and total return figures. Yield is a historical measure of dividend income, and total return is a measure of past dividend income (assuming that it has been reinvested) plus capital appreciation. Neither yield nor total return should be used to predict the future performance of a Fund.

Morgan, Lewis & Bockius LLP serves as counsel to the Trust, including the Funds. Ernst & Young LLP serves as the independent registered public accounting firm and will audit the Funds’ financial statements annually.

PREMIUM/DISCOUNT INFORMATION

Information regarding how often the Shares of each Fund traded on the Exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the net asset value of the Fund during the past calendar year can be found at http://www.spdrs.com.

FINANCIAL HIGHLIGHTS

The financial highlights on the following pages are intended to help you understand each Fund’s financial performance for the past five fiscal years or, if shorter, the period since each Fund’s inception. Certain information reflects the performance results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in each Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Ernst & Young LLP, the Trust’s independent registered public accounting firm, whose report, along with each Fund’s financial highlights and financial statements, is included in the 2011 Annual Report to shareholders of each of the Funds, which is available upon request. Funds that do not have information set forth below had not commenced operations as of June 30, 2011.

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FINANCIAL HIGHLIGHTS — (Continued)
Selected data for a share outstanding throughout each period

	SPDR Dow Jones Total Market ETF					SPDR Dow Jones Large Cap ETF							SPDR S&P 500 Growth ETF
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended		Year Ended	Year Ended	Year Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	6/30/11	6/30/10	6/30/09	6/30/08	6/30/07	6/30/11		6/30/10	6/30/09	6/30/08		6/30/07	6/30/11	6/30/10	6/30/09	6/30/08	6/30/07

Net asset value, beginning of period	$76.77	$67.33	$93.41	$108.50	$91.82	$48.17		$42.69	$59.55	$68.91		$58.17	$45.21	$39.70	$54.02	$57.36	$49.05

Income (loss) from investment operations:
Net investment income (loss)	1.59 (1)	1.41 (1)	1.66 (1)	1.74	1.61	1.04	(1)	0.93 (1)	1.09 (1)	1.18		1.11	0.67 (1)	0.39 (1)	0.52 (1)	0.44	0.47
Net realized and unrealized gain (loss) (2)	22.46	9.36	(26.18)	(15.07)	16.69	13.92		5.38	(17.02)	(9.26)		10.74	14.96	5.52	(14.31)	(3.33)	8.32

Total from investment operations	24.05	10.77	(24.52)	(13.33)	18.30	14.96		6.31	(15.93)	(8.08)		11.85	15.63	5.91	(13.79)	(2.89)	8.79

Net equalization credits and charges (1)	(0.01)	(0.03)	0.09	0.03	—	(0.00	)(3)	(0.02)	0.21	(0.00	)(3)	—	0.00 (3)	—	(0.03)	0.01	(0.01)

Distributions to shareholders from:
Net investment income	(1.57)	(1.30)	(1.65)	(1.79)	(1.62)	(1.04)		(0.81)	(1.14)	(1.18)		(1.11)	(0.66)	(0.37)	(0.50)	(0.46)	(0.47)
Net realized gains	—	—	—	—	—	—		—	—	(0.10)		—	—	—	—	—	—
Return of capital	—	—	—	—	—	—		—	—	—		—	—	(0.03)	—	—	—

Total distributions	(1.57)	(1.30)	(1.65)	(1.79)	(1.62)	(1.04)		(0.81)	(1.14)	(1.28)		(1.11)	(0.66)	(0.40)	(0.50)	(0.46)	(0.47)

Net asset value, end of period	$99.24	$76.77	$67.33	$93.41	$108.50	$62.09		$48.17	$42.69	$59.55		$68.91	$60.18	$45.21	$39.70	$54.02	$57.36

Total return (4)	31.45%	15.87%	(26.18)%	(12.36)%	20.06%	31.17%		14.67%	(26.44)%	(11.84)%		20.50%	34.65%	14.83%	(25.58)%	(5.04)%	17.96%
Net assets, end of period (in 000’s)	$193,526	$157,382	$158,238	$126,113	$130,218	$37,253		$33,720	$38,419	$8,933		$10,337	$192,586	$167,284	$154,817	$289,015	$223,708
Ratio of expenses to average net assets	0.22%	0.20%	0.21%	0.20%	0.20%	0.22%		0.20%	0.23%	0.20%		0.20%	0.22%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income (loss) to average net assets	1.73%	1.76%	2.42%	1.74%	1.62%	1.80%		1.84%	2.63%	1.80%		1.69%	1.22%	0.83%	1.27%	0.81%	0.92%
Portfolio turnover rate (5)	2%	2%	10%	1%	2%	5%		5%	10%	7%		4%	46%	15%	32%	14%	15%

(1)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(2)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(3)	Amount is less than $0.005 per share.
(4)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Broker commission charges are not included in this calculation.
(5)	Portfolio Turnover rate excludes securities received or delivered from in kind processing of creations or redemptions.

150	Precise in a world that isn’t. SM

FINANCIAL HIGHLIGHTS — (Continued)
Selected data for a share outstanding throughout each period

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	SPDR S&P 500 Value ETF					SPDR Dow Jones Mid Cap ETF					SPDR S&P 400 Mid Cap Growth ETF
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended		Year Ended
	6/30/11	6/30/10	6/30/09	6/30/08	6/30/07	6/30/11	6/30/10	6/30/09	6/30/08	6/30/07	6/30/11	6/30/10	6/30/09	6/30/08		6/30/07

Net asset value, beginning of period	$54.02	$48.38	$69.18	$87.77	$73.15	$46.60	$36.78	$52.05	$62.63	$53.16	$57.07	$45.20	$62.82	$68.88		$58.22

Income (loss) from investment operations:
Net investment income (loss)	1.51 (1)	1.51 (1)	1.93 (1)	2.37	1.99	0.76 (1)	0.69 (1)	0.74 (1)	0.65	0.78	0.36 (1)	0.30 (1)	0.33 (1)	0.28		0.51
Net realized and unrealized gain (loss) (2)	13.19	5.54	(20.78)	(18.59)	14.61	17.65	9.67	(15.32)	(7.80)	10.28	25.31	11.84	(17.64)	(5.01)		12.17

Total from investment operations	14.70	7.05	(18.85)	(16.22)	16.60	18.41	10.36	(14.58)	(7.15)	11.06	25.67	12.14	(17.31)	(4.73)		12.68

Net equalization credits and charges (1)	0.11	(0.03)	0.07	(0.09)	0.02	0.01	0.04	0.06	(0.01)	—	(0.01)	0.01	0.01	(0.00	)(3)	—

Distributions to shareholders from:
Net investment income	(1.51)	(1.38)	(2.02)	(2.28)	(2.00)	(0.76)	(0.58)	(0.75)	(0.72)	(0.80)	(0.35)	(0.28)	(0.32)	(0.29)		(0.52)
Net realized gains	—	—	—	—	—	—	—	—	(2.70)	(0.79)	—	—	—	(1.04)		(1.50)

Total distributions	(1.51)	(1.38)	(2.02)	(2.28)	(2.00)	(0.76)	(0.58)	(0.75)	(3.42)	(1.59)	(0.35)	(0.28)	(0.32)	(1.33)		(2.02)

Net asset value, end of period	$67.32	$54.02	$48.38	$69.18	$87.77	$64.26	$46.60	$36.78	$52.05	$62.63	$82.38	$57.07	$45.20	$62.82		$68.88

Total return (4)	27.58%	14.39%	(27.33)%	(18.85)%	22.90%	39.67%	28.26%	(27.89)%	(11.53)%	21.11%	45.01%	26.86%	(27.51)%	(6.85)%		22.22%
Net assets, end of period (in 000’s)	$171,718	$99,985	$99,221	$93,428	$149,247	$80,329	$53,585	$31,260	$20,820	$25,054	$74,140	$59,923	$42,939	$43,977		$24,106
Ratio of expenses to average net assets	0.22%	0.20%	0.21%	0.20%	0.20%	0.27%	0.26%	0.30%	0.25%	0.25%	0.28%	0.26%	0.28%	0.25%		0.25%
Ratio of net investment income (loss) to average net assets	2.36%	2.66%	3.73%	2.80%	2.44%	1.31%	1.47%	2.02%	1.17%	1.41%	0.50%	0.52%	0.75%	0.45%		0.83%
Portfolio turnover rate (5)	41%	15%	36%	13%	13%	23%	31%	58%	45%	40%	88%	45%	74%	59%		55%

(1)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(2)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(3)	Amount is less than $0.005 per share.
(4)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Broker commission charges are not included in this calculation.
(5)	Portfolio Turnover rate excludes securities received or delivered from in kind processing of creations or redemptions.

152	Precise in a world that isn’t. SM

FINANCIAL HIGHLIGHTS — (Continued)
Selected data for a share outstanding throughout each period

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	SPDR S&P 400 Mid Cap Value ETF					SPDR S&P 600 Small Cap ETF					SPDR S&P 600 Small Cap Growth ETF
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended		Year Ended		Year Ended	Year Ended		Year Ended
	6/30/11	6/30/10	6/30/09	6/30/08	6/30/07	6/30/11	6/30/10	6/30/09	6/30/08	6/30/07	6/30/11		6/30/10		6/30/09	6/30/08		6/30/07

Net asset value, beginning of period	$44.81	$35.29	$50.34	$63.10	$54.63	$51.57	$41.18	$55.27	$66.57	$58.03	$82.62		$67.19		$90.65	$104.00		$87.11

Income (loss) from investment operations:
Net investment income (loss)	1.05 (1)	1.17 (1)	1.30 (1)	1.28	1.28	0.70 (1)	0.67 (1)	0.86 (1)	0.69	0.89	0.61	(1)	0.26	(1)	0.56 (1)	0.42		0.20
Net realized and unrealized gain (loss) (2)	12.42	9.32	(14.89)	(12.58)	9.32	19.03	10.28	(14.20)	(11.19)	9.78	38.10		15.35		(23.51)	(11.83)		16.88

Total from investment operations	13.47	10.49	(13.59)	(11.30)	10.60	19.73	10.95	(13.34)	(10.50)	10.67	38.71		15.61		(22.95)	(11.41)		17.08

Net equalization credits and charges (1)	(0.03)	0.08	(0.09)	(0.10)	(0.01)	(0.01)	0.01	0.06	0.04	—	(0.00	)(3)	(0.00	)(3)	0.04	(0.00	)(3)	—

Distributions to shareholders from:
Net investment income	(1.07)	(0.85)	(1.37)	(1.36)	(1.29)	(0.71)	(0.57)	(0.81)	(0.84)	(0.99)	(0.57)		(0.18)		(0.55)	(0.45)		(0.19)
Net realized gains	—	—	—	—	(0.83)	(0.04)	—	—	—	(1.14)	—		—		—	(1.49)		—
Return of capital	—	(0.20)	—	—	—	—	—	—	—	—	—		—		—	—		—

Total distributions	(1.07)	(1.05)	(1.37)	(1.36)	(2.12)	(0.75)	(0.57)	(0.81)	(0.84)	(2.13)	(0.57)		(0.18)		(0.55)	(1.94)		(0.19)

Voluntary contribution from Adviser	—	—	—	—	—	—	—	—	—	—	0.16		—		—	—		—

Net asset value, end of period	$57.18	$44.81	$35.29	$50.34	$63.10	$70.54	$51.57	$41.18	$55.27	$66.57	$120.92		$82.62		$67.19	$90.65		$104.00

Total return (5)	30.15%	29.92%	(27.27)%	(18.18)%	19.68%	38.37%	26.57%	(23.98)%	(15.76)%	18.70%	47.08	%(4)	23.22%		(25.21)%	(11.01)%		19.63%
Net assets, end of period (in 000’s)	$22,871	$20,164	$8,823	$10,068	$18,929	$77,593	$51,570	$22,651	$13,817	$9,985	$187,432		$123,946		$94,077	$86,129		$88,408
Ratio of expenses to average net assets	0.28%	0.26%	0.34%	0.25%	0.25%	0.24%	0.26%	0.32%	0.25%	0.25%	0.27%		0.25%		0.26%	0.25%		0.25%
Ratio of net investment income (loss) to average net assets	2.00%	2.56%	3.52%	2.18%	2.10%	1.11%	1.27%	2.16%	1.34%	1.18%	0.58%		0.31%		0.88%	0.46%		0.22%
Portfolio turnover rate (6)	82%	50%	73%	51%	45%	82%	20%	28%	24%	16%	102%		34%		42%	38%		25%

(1)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(2)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(3)	Amount is less than $0.005 per share.
(4)	If the Adviser had not made a voluntary contribution during the Year Ended 6/30/11, the total return would have been 46.88%.
(5)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Broker commission charges are not included in this calculation.
(6)	Portfolio Turnover rate excludes securities received or delivered from in kind processing of creations or redemptions.

154	Precise in a world that isn’t. SM

FINANCIAL HIGHLIGHTS — (Continued)
Selected data for a share outstanding throughout each period

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	SPDR S&P 600 Small Cap Value ETF					SPDR Global Dow ETF					SPDR Dow Jones REIT ETF
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	6/30/11	6/30/10	6/30/09	6/30/08	6/30/07	6/30/11	6/30/10	6/30/09	6/30/08	6/30/07	6/30/11	6/30/10	6/30/09	6/30/08	6/30/07

Net asset value, beginning of period	$55.88	$43.64	$57.92	$75.01	$65.35	$48.39	$47.27	$66.79	$79.11	$66.98	$51.05	$34.00	$65.40	$80.93	$75.98

Income (loss) from investment operations:
Net investment income (loss)	1.03 (1)	1.30 (1)	1.52 (1)	1.25	1.62	1.54 (1)	1.33 (1)	1.64 (1)	1.89	1.67	1.47 (1)	1.39 (1)	1.91 (1)	2.43	2.57
Net realized and unrealized gain (loss) (2)	15.55	11.96	(14.33)	(16.50)	9.76	10.91	1.21	(19.47)	(12.28)	12.11	15.98	17.37	(31.15)	(14.86)	6.27

Total from investment operations	16.58	13.26	(12.81)	(15.25)	11.38	12.45	2.54	(17.83)	(10.39)	13.78	17.45	18.76	(29.24)	(12.43)	8.84

Net equalization credits and charges (1)	(0.07)	0.06	(0.02)	0.01	0.02	0.07	0.01	(0.09)	0.03	—	0.02	0.01	0.11	0.16	(0.02)

Distributions to shareholders from:
Net investment income	(1.10)	(1.08)	(1.28)	(1.56)	(1.73)	(1.41)	(1.43)	(1.60)	(1.96)	(1.65)	(1.93)	(1.72)	(2.27)	(3.26)	(3.33)
Net realized gains	—	—	(0.17)	(0.29)	(0.01)	—	—	—	—	—	—	—	—	—	(0.54)

Total distributions	(1.10)	(1.08)	(1.45)	(1.85)	(1.74)	(1.41)	(1.43)	(1.60)	(1.96)	(1.65)	(1.93)	(1.72)	(2.27)	(3.26)	(3.87)

Net asset value, end of period	$71.29	$55.88	$43.64	$57.92	$75.01	$59.50	$48.39	$47.27	$66.79	$79.11	$66.59	$51.05	$34.00	$65.40	$80.93

Total return (3)	29.68%	30.49%	(22.20)%	(20.46)%	17.64%	25.99%	5.10%	(26.89)%	(13.28)%	20.72%	34.55%	55.42%	(44.96)%	(15.41)%	11.43%
Net assets, end of period (in 000’s)	$124,849	$142,564	$69,885	$89,856	$120,090	$148,786	$79,871	$70,923	$163,654	$170,108	$1,557,086	$1,137,458	$908,890	$1,289,796	$1,247,893
Ratio of expenses to average net assets	0.27%	0.26%	0.27%	0.25%	0.25%	0.52%	0.50%	0.51%	0.50%	0.51%	0.26%	0.25%	0.25%	(0.25)%	0.25%
Ratio of net investment income (loss) to average net assets	1.56%	2.29%	3.32%	2.12%	2.27%	2.66%	2.45%	3.20%	2.55%	2.33%	2.40%	2.94%	4.58%	2.79%	2.95%
Portfolio turnover rate (4)	88%	35%	38%	28%	23%	108%	6%	10%	15%	9%	10%	10%	15%	14%	16%

(1)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(2)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(3)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Broker commission charges are not included in this calculation.
(4)	Portfolio Turnover rate excludes securities received or delivered from in kind processing of creations or redemptions.

156	Precise in a world that isn’t. SM

FINANCIAL HIGHLIGHTS — (Continued)
Selected data for a share outstanding throughout each period

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FINANCIAL HIGHLIGHTS — (Continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Bank ETF					SPDR S&P Capital Markets ETF					SPDR S&P Insurance ETF
	(formerly, SPDR KBW Bank ETF)					(formerly, SPDR KBW Capital Markets ETF)					(formerly, SPDR KBW Insurance ETF)
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	6/30/11	6/30/10	6/30/09	6/30/08	6/30/07	6/30/11	6/30/10	6/30/09	6/30/08	6/30/07	6/30/11	6/30/10	6/30/09	6/30/08	6/30/07

Net asset value, beginning of period	$22.90	$18.08	$28.58	$55.44	$53.73	$31.10	$33.41	$45.12	$68.80	$56.18	$35.26	$26.52	$40.89	$59.41	$51.22

Income (loss) from investment operations:
Net investment income (loss)	0.23 (1)	0.18 (1)	0.94 (1)	1.60	2.54	0.73 (1)	0.22 (1)	0.52 (1)	0.53 (1)	0.41	0.67 (1)	0.54 (1)	0.67 (1)	1.02 (1)	0.76
Net realized and unrealized gain (loss) (2)	1.08	4.80	(10.67)	(27.35)	1.64	4.36	(2.26)	(11.79)	(23.68)	12.60	6.49	8.67	(14.55)	(18.56)	8.17

Total from investment operations	1.31	4.98	(9.73)	(25.75)	4.18	5.09	(2.04)	(11.27)	(23.15)	13.01	7.16	9.21	(13.88)	(17.54)	8.93

Net equalization credits and charges (1)	(0.01)	—	0.03	0.66	0.30	(0.07)	(0.01)	(0.03)	0.10	(0.04)	0.03	(0.02)	0.14	0.12	(0.02)

Distributions to shareholders from:
Net investment income	(0.20)	(0.16)	(0.80)	(1.77)	(2.77)	(0.67)	(0.24)	(0.41)	(0.63)	(0.35)	(0.72)	(0.45)	(0.63)	(1.10)	(0.72)
Return of capital	—	—	—	—	—	—	(0.02)	—	—	—	—	—	—	—	—

Total distributions	(0.20)	(0.16)	(0.80)	(1.77)	(2.77)	(0.67)	(0.26)	(0.41)	(0.63)	(0.35)	(0.72)	(0.45)	(0.63)	(1.10)	(0.72)

Net asset value, end of period	$24.00	$22.90	$18.08	$28.58	$55.44	$35.45	$31.10	$33.41	$45.12	$68.80	$41.73	$35.26	$26.52	$40.89	$59.41

Total return (3)	5.63%	27.55%	(34.54)%	(46.07)%	8.28%	16.04%	(6.28)%	(24.98)%	(33.71)%	23.14%	20.35%	34.65%	(33.69)%	(29.67)%	17.46%
Net assets, end of period (in 000’s)	$1,684,658	$746,684	$821,694	$883,280	$72,068	$69,127	$51,307	$80,188	$117,300	$86,003	$214,897	$163,972	$139,205	$63,374	$59,413
Ratio of expenses to average net assets	0.36%	0.35%	0.35%	0.35%	0.35%	0.38%	0.35%	0.36%	0.35%	0.35%	0.37%	0.35%	0.35%	0.35%	0.35%
Ratio of net investment income (loss) to average net assets	0.92%	0.79%	4.29%	4.46%	2.93%	2.00%	0.60%	1.65%	0.89%	0.52%	1.62%	1.49%	2.56%	1.99%	1.32%
Portfolio turnover rate (4)	16%	18%	51%	23%	8%	14%	9%	52%	52%	96%	9%	14%	53%	18%	6%

(1)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(2)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(3)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Broker commission charges are not included in this calculation.
(4)	Portfolio Turnover rate excludes securities received or delivered from in kind processing of creations or redemptions.

158	Precise in a world that isn’t. SM

FINANCIAL HIGHLIGHTS — (Continued)
Selected data for a share outstanding throughout each period

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FINANCIAL HIGHLIGHTS — (Continued)
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	SPDR S&P Mortgage Finance ETF				SPDR S&P Regional Banking ETF
	(formerly, SPDR KBW Mortgage Finance ETF)				(formerly, SPDR KBW Regional Banking ETF)					SPDR Morgan Stanley Technology ETF
			For the Period
	Year Ended	Year Ended	4/29/09*-		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended		Year Ended	Year Ended
	6/30/11	6/30/10	6/30/09		6/30/11	6/30/10	6/30/09	6/30/08	6/30/07	6/30/11	6/30/10	6/30/09		6/30/08	6/30/07

Net asset value, beginning of period	$39.15	$36.18	$41.19		$23.05	$18.31	$26.56	$45.90	$48.33	$51.32	$44.96	$55.15		$61.90	$49.11

Income (loss) from investment operations:
Net investment income (loss)	0.80 (1)	0.78 (1)	0.15	(1)	0.37 (1)	0.40 (1)	0.94 (1)	1.43	1.84	0.36 (1)	0.23 (1)	0.23	(1)	0.15	0.05
Net realized and unrealized gain (loss) (2)	(0.40)	3.18	(5.02)		2.42	4.66	(8.04)	(18.58)	(2.40)	14.15	6.39	(10.18)		(6.74)	12.80

Total from investment operations	0.40	3.96	(4.87)		2.79	5.06	(7.10)	(17.15)	(0.56)	14.51	6.62	(9.95)		(6.59)	12.85

Net equalization credits and charges (1)	(0.01)	(0.06)	0.04		(0.02)	0.01	0.07	(0.60)	(0.43)	(0.01)	(0.03)	(0.00	)(3)	(0.01)	(0.00	)(3)

Distributions to shareholders from:
Net investment income	(0.92)	(0.73)	(0.18)		(0.37)	(0.33)	(1.22)	(1.59)	(1.44)	(0.39)	(0.23)	(0.24)		(0.15)	(0.05)
Net realized gains	(0.24)	(0.20)	—		—	—	—	—	—	—	—	—		—	—
Return of capital	—	—	—		—	—	—	—	—	—	—	—		—	(0.01)

Total distributions	(1.16)	(0.93)	(0.18)		(0.37)	(0.33)	(1.22)	(1.59)	(1.44)	(0.39)	(0.23)	(0.24)		(0.15)	(0.06)

Net asset value, end of period	$38.38	$39.15	$36.18		$25.45	$23.05	$18.31	$26.56	$45.90	$65.43	$51.32	$44.96		$55.15	$61.90

Total return (4)	0.77%	10.67%	(11.73)%		12.00%	27.70%	(27.94)%	(39.51)%	(2.16)%	28.27%	14.62%	(17.97)%		(10.67)%	26.19%
Net assets, end of period (in 000’s)	$3,838	$3,915	$5,427		$558,689	$703,213	$434,937	$709,284	$128,523	$206,119	$182,188	$197,818		$228,870	$188,811
Ratio of expenses to average net assets	0.36%	0.35%	0.35	%(5)	0.36%	0.35%	0.35%	0.35%	0.36%	0.53%	0.50%	0.50%		0.50%	0.50%
Ratio of net investment income (loss) to average net assets	1.95%	1.84%	2.38	%(5)	1.50%	1.72%	3.68%	4.04%	2.16%	0.57%	0.42%	0.56%		0.26%	0.09%
Portfolio turnover rate (6)	35%	27%	5%		13%	23%	51%	35%	39%	10%	17%	19%		24%	22%

*	Commencement of operations
(1)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(2)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(3)	Amount is less than $0.005 per share.
(4)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(5)	Annualized.
(6)	Portfolio Turnover rate excludes securities received or delivered from in kind processing of creations or redemptions.

160	Precise in a world that isn’t. SM

FINANCIAL HIGHLIGHTS — (Continued)
Selected data for a share outstanding throughout each period

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FINANCIAL HIGHLIGHTS — (Continued)
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														SPDR S&P
														Health Care
	SPDR S&P Dividend ETF					SPDR S&P Biotech ETF								Equipment ETF
														For the Period
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended		Year Ended		Year Ended		Year Ended	Year Ended	1/26/11*-
	6/30/11	6/30/10	6/30/09	6/30/08	6/30/07	6/30/11		6/30/10		6/30/09		6/30/08	6/30/07	6/30/11

Net asset value, beginning of period	$45.13	$37.96	$44.30	$62.57	$55.70	$51.82		$50.71		$57.47		$50.93	$45.90	$50.37

Income (loss) from investment operations:
Net investment income (loss)	1.73 (1)	1.71 (1)	1.97 (1)	2.19 (1)	1.75	(0.20	)(1)	(0.12	)(1)	0.44	(1)	0.66	0.18	0.03	(1)
Net realized and unrealized gain (loss) (2)	8.80	6.97	(6.47)	(17.49)	6.87	21.42		1.23		(7.23)		6.59	5.04	4.72

Total from investment operations	10.53	8.68	(4.50)	(15.30)	8.62	21.22		1.11		(6.79)		7.25	5.22	4.75

Net equalization credits and charges (1)	0.14	0.15	0.16	0.02	0.12	(0.01)		0.00	(3)	0.00	(3)	(0.02)	(0.05)	0.00	(3)

Distributions to shareholders from:
Net investment income	(1.74)	(1.57)	(2.00)	(2.19)	(1.87)	—		—		(0.16)		(0.69)	(0.14)	(0.02)
Net realized gains	—	—	—	(0.80)	—	—		—		—		—	—	—
Return of capital	—	(0.09)	—	—	—	—		—		—		—	—	—

Total distributions	(1.74)	(1.66)	(2.00)	(2.99)	(1.87)	—		—		(0.16)		(0.69)	(0.14)	(0.02)

Voluntary contribution from Adviser	—	—	—	—	—	—		—		0.19		—	—	—

Net asset value, end of period	$54.06	$45.13	$37.96	$44.30	$62.57	$73.03		$51.82		$50.71		$57.47	$50.93	$55.10

Total return (5)	23.82%	23.25%	(10.06)%	(25.05)%	15.78%	40.92%		2.20%		(11.46	)%(4)	14.15%	11.26%	9.43%
Net assets, end of period (in 000’s)	$5,982,242	$1,949,711	$658,655	$230,378	$275,319	$642,639		$450,860		$428,508		$264,342	$106,957	$19,284
Ratio of expenses to average net assets	0.36%	0.35%	0.35%	0.35%	0.34%	0.37%		0.35%		0.35%		0.35%	0.35%	0.35	%(6)
Ratio of expenses to average net assets before waivers	—%	—%	—%	—%	0.35%	—%		—%		—%		—%	—%	—%
Ratio of net investment income (loss) to average net assets	3.31%	3.70%	5.10%	3.92%	3.11%	(0.31)%		(0.23)%		0.83%		1.48%	0.51%	0.12	%(6)
Portfolio turnover rate (7)	52%	44%	105%	48%	41%	74%		80%		78%		79%	74%	21%

*	Commencement of operations
(1)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(2)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(3)	Amount is less than $0.005 per share.
(4)	If the Adviser had not made a voluntary contribution during the Year Ended 6/30/09, the total return would have been (11.79)%.
(5)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(6)	Annualized.
(7)	Portfolio Turnover rate excludes securities received or delivered from in kind processing of creations or redemptions.

162	Precise in a world that isn’t. SM

FINANCIAL HIGHLIGHTS — (Continued)
Selected data for a share outstanding throughout each period

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FINANCIAL HIGHLIGHTS — (Continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Homebuilders ETF					SPDR S&P Metals & Mining ETF					SPDR S&P Oil & Gas Equipment & Services ETF
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended		Year Ended		Year Ended		Year Ended
	6/30/11	6/30/10	6/30/09	6/30/08	6/30/07	6/30/11	6/30/10	6/30/09	6/30/08	6/30/07	6/30/11	6/30/10		6/30/09		6/30/08		6/30/07

Net asset value, beginning of period	$14.32	$11.77	$16.53	$30.37	$33.86	$45.67	$37.07	$94.16	$62.63	$50.08	$25.04	$21.76		$50.90		$36.90		$31.07

Income (loss) from investment operations:
Net investment income (loss)	0.13 (1)	0.13 (1)	0.24 (1)	0.36	0.28	0.40 (1)	0.38 (1)	0.55 (1)	0.39	0.39	0.28 (1)	0.16	(1)	0.18	(1)	0.11		0.08
Net realized and unrealized gain (loss) (2)	3.93	2.55	(4.72)	(13.82)	(3.49)	23.76	8.59	(57.11)	31.54	12.55	16.44	3.27		(29.14)		14.11		5.83

Total from investment operations	4.06	2.68	(4.48)	(13.46)	(3.21)	24.16	8.97	(56.56)	31.93	12.94	16.72	3.43		(28.96)		14.22		5.91

Net equalization credits and charges (1)	0.01	(0.01)	0.01	(0.06)	0.01	(0.01)	(0.02)	0.04	—	(0.03)	0.02	(0.00	)(3)	(0.00	)(3)	(0.00	)(3)	(0.00	)(3)

Distributions to shareholders from:
Net investment income	(0.34)	(0.12)	(0.29)	(0.32)	(0.29)	(0.42)	(0.35)	(0.57)	(0.40)	(0.36)	(0.30)	(0.15)		(0.18)		(0.12)		(0.08)
Net realized gains	—	—	—	—	—	—	—	—	—	—	—	—		—		(0.10)		—

Total distributions	(0.34)	(0.12)	(0.29)	(0.32)	(0.29)	(0.42)	(0.35)	(0.57)	(0.40)	(0.36)	(0.30)	(0.15)		(0.18)		(0.22)		(0.08)

Net asset value, end of period	$18.05	$14.32	$11.77	$16.53	$30.37	$69.40	$45.67	$37.07	$94.16	$62.63	$41.48	$25.04		$21.76		$50.90		$36.90

Total return (4)	28.59%	22.61%	(27.30)%	(44.63)%	(9.51)%	52.93%	24.08%	(59.95)%	51.22%	25.93%	67.00%	15.71%		(56.87)%		38.61%		19.08%
Net assets, end of period (in 000’s)	$774,381	$700,790	$556,111	$535,553	$331,067	$1,131,189	$698,812	$602,423	$819,193	$203,540	$489,450	$249,145		$199,101		$279,948		$143,927
Ratio of expenses to average net assets	0.37%	0.35%	0.35%	0.35%	0.35%	0.36%	0.35%	0.35%	0.35%	0.35%	0.37%	0.35%		0.35%		0.36%		0.35%
Ratio of net investment income (loss) to average net assets	0.78%	0.84%	1.84%	1.80%	0.64%	0.63%	0.78%	1.43%	0.59%	0.70%	0.77%	0.56%		0.75%		0.28%		0.36%
Portfolio turnover rate (5)	38%	48%	82%	76%	16%	68%	43%	68%	59%	31%	96%	39%		42%		51%		43%

(1)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(2)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(3)	Amount is less than $0.005 per share.
(4)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Broker commission charges are not included in this calculation.
(5)	Portfolio Turnover rate excludes securities received or delivered from in kind processing of creations or redemptions.

164	Precise in a world that isn’t. SM

FINANCIAL HIGHLIGHTS — (Continued)
Selected data for a share outstanding throughout each period

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FINANCIAL HIGHLIGHTS — (Continued)
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	SPDR S&P Oil & Gas Exploration & Production ETF						SPDR S&P Pharmaceuticals ETF					SPDR S&P Retail ETF
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended		Year Ended		Year Ended		Year Ended
	6/30/11	6/30/10	6/30/09	6/30/08	6/30/07		6/30/11	6/30/10	6/30/09	6/30/08	6/30/07	6/30/11	6/30/10		6/30/09		6/30/08		6/30/07

Net asset value, beginning of period	$39.02	$31.67	$70.10	$45.93	$39.12		$38.66	$30.00	$31.08	$35.57	$31.88	$35.65	$27.70		$29.26		$43.54		$37.61

Income (loss) from investment operations:
Net investment income (loss)	0.48 (1)	0.24 (1)	0.29 (1)	0.13	0.10		0.44 (1)	0.38 (1)	0.45 (1)	0.32 (1)	0.38	0.46 (1)	0.36	(1)	0.40	(1)	0.37		0.11
Net realized and unrealized gain (loss) (2)	19.76	7.38	(38.46)	24.16	6.81		12.40	8.56	(1.07)	(4.51)	3.80	17.69	8.30		(1.70)		(14.39)		5.93

Total from investment operations	20.24	7.62	(38.17)	24.29	6.91		12.84	8.94	(0.62)	(4.19)	4.18	18.15	8.66		(1.30)		(14.02)		6.04

Net equalization credits and charges (1)	(0.01)	(0.04)	0.02	0.02	(0.00	)(3)	0.00 (3)	0.04	0.03	0.03	—	0.14	(0.16)		(0.01)		(0.09)		0.02

Distributions to shareholders from:
Net investment income	(0.48)	(0.23)	(0.28)	(0.14)	(0.10)		(0.41)	(0.32)	(0.44)	(0.33)	(0.38)	(0.46)	(0.55)		(0.43)		(0.31)		(0.13)
Net realized gains	—	—	—	—	—		(0.20)	—	(0.05)	—	(0.11)	—	—		—		—		—

Total distributions	(0.48)	(0.23)	(0.28)	(0.14)	(0.10)		(0.61)	(0.32)	(0.49)	(0.33)	(0.49)	(0.46)	(0.55)		(0.43)		(0.31)		(0.13)

Voluntary contribution from Adviser	—	—	—	—	—		—	—	—	—	—	—	0.00	(3)	0.18		0.14		—

Net asset value, end of period	$58.77	$39.02	$31.67	$70.10	$45.93		$50.89	$38.66	$30.00	$31.08	$35.57	$53.48	$35.65		$27.70		$29.26		$43.54

Total return (5)	51.84%	23.92%	(54.44)%	52.99%	17.68%		33.35%	30.00%	(1.89)%	(11.73)%	13.17%	51.46%	30.67	%(4)	(3.61	)%(4)	(32.11	)%(4)	16.12%
Net assets, end of period (in 000’s)	$593,571	$536,504	$280,282	$311,952	$39,041		$244,298	$143,064	$40,499	$9,328	$8,897	$548,165	$689,757		$1,018,007		$263,380		$134,978
Ratio of expenses to average net assets	0.36%	0.35%	0.35%	0.35%	0.35%		0.36%	0.36%	0.36%	0.35%	0.35%	0.36%	0.35%		0.35%		0.35%		0.35%
Ratio of net investment income (loss) to average net assets	0.92%	0.60%	0.82%	0.28%	0.23%		0.96%	1.00%	1.59%	0.97%	0.95%	1.01%	0.99%		1.61%		1.40%		0.35%
Portfolio turnover rate (6)	87%	33%	45%	44%	48%		50%	47%	80%	50%	23%	69%	26%		69%		50%		71%

(1)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(2)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(3)	Amount is less than $0.005 per share.
(4)	If the Adviser had not made a voluntary contribution during the Year Ended 6/30/10, the total return would have decreased by less than 0.005%. If the Adviser had not made a voluntary contribution during the Year Ended 6/30/09, the total return would have been (3.62)%. If the Adviser had not made a voluntary contribution during the Year Ended 6/30/08, the total return would have been (32.44)%.
(5)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Broker commission charges are not included in this calculation.
(6)	Portfolio Turnover rate excludes securities received or delivered from in kind processing of creations or redemptions.

166	Precise in a world that isn’t. SM

FINANCIAL HIGHLIGHTS — (Continued)
Selected data for a share outstanding throughout each period

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FINANCIAL HIGHLIGHTS — (Continued)
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							SPDR S&P		SPDR S&P
	SPDR S&P Semiconductor ETF						Telecom ETF		Transportation ETF		SPDR Wells Fargo Preferred Stock ETF
							For the Period		For the Period			For the Period
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended		1/26/11*-		1/26/11*-		Year Ended	9/16/09*-
	6/30/11	6/30/10	6/30/09	6/30/08	6/30/07		6/30/11		6/30/11		6/30/11	6/30/10

Net asset value, beginning of period	$41.86	$33.86	$41.62	$53.22	$47.29		$51.00		$50.88		$42.15	$40.00

Income (loss) from investment operations:
Net investment income (loss)	0.21 (1)	0.38 (1)	0.35 (1)	0.24	0.16		0.15	(1)	0.09	(1)	2.98 (1)	2.41	(1)
Net realized and unrealized gain (loss) (2)	14.30	8.01	(7.84)	(11.58)	5.93		0.45		2.18		3.32	0.95

Total from investment operations	14.51	8.39	(7.49)	(11.34)	6.09		0.60		2.27		6.30	3.36

Net equalization credits and charges (1)	(0.02)	(0.02)	0.02	0.01	(0.00	)(3)	0.13		0.03		0.22	0.63

Distributions to shareholders from:
Net investment income	(0.33)	(0.37)	(0.29)	(0.27)	(0.16)		(0.14)		(0.08)		(3.05)	(1.84)
Return of capital	—	—	—	—	—		—		(0.02)		—	—

Total distributions	(0.33)	(0.37)	(0.29)	(0.27)	(0.16)		(0.14)		(0.10)		(3.05)	(1.84)

Net asset value, end of period	$56.02	$41.86	$33.86	$41.62	$53.22		$51.59		$53.08		$45.62	$42.15

Total return (4)	34.66%	24.66%	(17.88)%	(21.30)%	12.89%		1.43%		4.52%		15.64%	10.04%
Net assets, end of period (in 000’s)	$114,841	$104,662	$103,282	$39,538	$106,439		$10,318		$15,923		$118,609	$65,340
Ratio of expenses to average net assets	0.37%	0.35%	0.35%	0.35%	0.35%		0.35	%(5)	0.35	%(5)	0.46%	0.45	%(5)
Ratio of net investment income (loss) to average net assets	0.40%	0.87%	1.12%	0.52%	0.35%		0.67	%(5)	0.41	%(5)	6.57%	7.25	%(5)
Portfolio turnover rate (6)	88%	19%	41%	65%	52%		64%		19%		26%	22%

*	Commencement of operations
(1)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(2)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(3)	Amount is less than $0.005 per share.
(4)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(5)	Annualized.
(6)	Portfolio Turnover rate excludes securities received or delivered from in kind processing of creations or redemptions.

168	Precise in a world that isn’t. SM

FINANCIAL HIGHLIGHTS — (Continued)
Selected data for a share outstanding throughout each period

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WHERE TO LEARN MORE ABOUT THE FUNDS

This Prospectus does not contain all the information included in the Registration Statement filed with the SEC with respect to the Funds’ Shares. A SAI and the annual and semi-annual reports to shareholders, each of which have been or will be filed with the SEC, provide more information about the Funds. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected each Fund’s performance during the Fund’s last fiscal year, as applicable. The SAI and the financial statements included in the Trust’s annual report to shareholders are incorporated herein by reference (i.e., they are legally part of this Prospectus). These materials may be obtained without charge, upon request, by writing to the Distributor, State Street Global Markets, LLC, State Street Financial Center, One Lincoln Street, Boston, Massachusetts 02111, by visiting the Funds’ website at http://www.spdrs.com or by calling the following number:

INVESTOR INFORMATION: 1-866-787-2257

The Registration Statement, including this Prospectus, the SAI, and the exhibits as well as any shareholder reports may be reviewed and copied at the SEC’s Public Reference Room (100 F Street NE, Washington D.C. 20549) or on the EDGAR Database on the SEC’s website (http://www.sec.gov). Information on the operation of the public reference room may be obtained by calling the SEC at 1-202-942-8090. You may get copies of this and other information after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102.

Shareholder inquiries may be directed to the Funds in writing to State Street Global Markets, LLC, State Street Financial Center, One Lincoln Street, Boston, Massachusetts 02111 or by calling the Investor Information number listed above.

No person has been authorized to give any information or to make any representations other than those contained in this Prospectus in connection with the offer of each Fund’s Shares, and, if given or made, the information or representations must not be relied upon as having been authorized by the Trust or the Funds. Neither the delivery of this Prospectus nor any sale of Shares shall under any circumstance imply that the information contained herein is correct as of any date after the date of this Prospectus.

Dealers effecting transactions in the Funds’ Shares, whether or not participating in this distribution, are generally required to deliver a Prospectus. This is in addition to any obligation of dealers to deliver a Prospectus when acting as underwriters.

The Trust’s Investment Company Act Number is 811-08839.

SPDRSERTREQREV